UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2010

Item 1.   Reports to Stockholders.

UBS Liquid Assets Fund
Annual Report April 30, 2010

UBS Liquid Assets Fund

June 14, 2010

Dear shareholder,
We present you with the annual report for UBS Liquid Assets Fund (the “Fund”) for the 12 months ended April 30, 2010.

Performance
The seven-day current yield for the Fund (after fee waivers/expense reimbursements) as of April 30, 2010 was 0.16%, compared to 0.44% on April 30, 2009. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)
UBS Liquid Assets Fund
Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	While economic growth in the US was still strained when the reporting period began, it is generally believed that the recession—considered to be the longest since the Great Depression—has since ended.(1) Signs of growth first appeared in the third quarter of 2009, when gross domestic product (“GDP”) growth increased by 2.2%. Economic activity continued to expand through the remainder of the period, spurred on in part by the federal government’s $787 billion stimulus program, increased consumer spending and improved manufacturing activity as companies moved to rebuild inventories amid rising demand.

Q.	How did the Fed react to this economic environment?
A.	Although the economy strengthened during the reporting period, the Fed remained concerned about continued high unemployment, which was an elevated 9.9% in April 2010. As a result, the Fed maintained its highly accommodative monetary policy, keeping the fed funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds

(1)	The National Bureau of Economic Research (NBER) defines economic recession as: “a significant decline in the economic activity spread across the economy, lasting more than a few months, normally visible in real GDP growth, real personal income, employment (non-farm payrolls), industrial production and wholesale/retail sales.”

1

UBS Liquid Assets Fund

rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) During its April 2010 meeting, the Fed reasserted the rationale for this policy, stating that “...economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	How did you position the Fund over the fiscal year?
A.	When the reporting period began, the Fund’s weighted average maturity was 35 days. As the reporting period continued and the credit markets stabilized, we increased the Fund’s weighted average maturity significantly, reaching 53 days on October 31, 2009.

However, during the second half of the reporting period, we reduced the Fund’s weighted average maturity, ending the period at 38 days, in order to minimize pricing volatility and to meet potential redemption requests in anticipation of the effectiveness of the Securities and Exchange Commission’s new requirements related to money market funds (see below for more information). In addition, it was our expectation that interest rates would rise as the Fed began to take steps—ahead of any moves to increase the fed funds rate—to remove current high levels of liquidity from the market.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a greater-than-usual level of diversification over the fiscal year by investing in smaller positions, with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the period, we gradually increased our single issuer exposure, typically purchasing up to 3.00% in single nongovernment issuers toward the end of the reporting period. The Fund is generally able to hold up to 5.00% in any one issuer (subject to certain exceptions).

Q.	What types of securities did you emphasize over the period?
A.	We increased the Fund’s exposure to commercial paper and certificates of deposit over the 12-month period. In addition, we decreased the Fund’s exposure to US government and agency obligations, short-term corporate obligations and repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

2

UBS Liquid Assets Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.	While the worst of the global recession appears to be over, a number of uncertainties remain regarding the sustainability of the economic recovery. Unemployment remains high and the government’s stimulus programs are scheduled to largely expire as the year progresses. Given this environment, yields on money market securities could remain low, and there could be periods of increased market volatility.

Q.	How will regulatory changes announced earlier this year impact the Fund?
A.	On January 27, 2010, the Securities and Exchange Commission (“SEC”) voted to adopt rule amendments designed to strengthen the regulations governing money market funds. The amendments impose new liquidity, credit quality and maturity limits. They also enhance disclosures by, among other things, requiring the monthly posting of portfolio holdings reports (beginning in October 2010). UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) welcomes the SEC’s approval of these new requirements. We believe that they will fortify the money market sector and are consistent with our long-standing conservative approach to the management of our US money market funds.

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UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
 UBS Liquid Assets Fund
Managing Director
 UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
 UBS Liquid Assets Fund
Managing Director
 UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2010. The views and opinions in the letter were current as of June 14, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 to April 30, 2010.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value*	during period(1)
	November 1, 2009	April 30, 2010	11/01/09 – 04/30/10

Actual	$1,000.00	$1,000.90	$0.30

Hypothetical
(5% annual return before expenses)	1,000.00	1,024.50	0.30

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

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UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.16%	0.20%	0.44%

Seven-day effective yield(1)	0.16	0.20	0.44

Weighted average maturity(2)	38 days	53 days	35 days

Net assets (mm)	$2,205.7	$2,591.3	$2,888.9

Portfolio composition(3)	04/30/10	10/31/09	04/30/09

Commercial paper	48.7%	52.0%	43.6%

US government and agency obligations	24.1	26.9	27.6

Certificates of deposit	15.1	11.9	10.1

Repurchase agreements	10.7	7.7	12.0

Short-term corporate obligations	1.4	0.7	3.0

Bank notes	—	1.9	3.6

Other assets in excess of liabilities	0.0(4)	(1.1)	0.1

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

(4)	Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

7

UBS Liquid Assets Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

US government and agency obligations—24.09%

Federal Farm Credit Bank
0.500%, due 08/09/10(1)	$25,000,000	$24,965,278

Federal Home Loan Bank
0.433%, due 05/13/10(2)	20,000,000	20,000,000

0.520%, due 06/01/10	25,000,000	24,999,220

2.750%, due 06/18/10	25,000,000	25,082,034

0.500%, due 10/15/10	11,850,000	11,849,653

0.500%, due 12/28/10	25,000,000	25,000,000

0.400%, due 01/04/11	4,495,000	4,492,650

Federal Home Loan Mortgage Corp.*
0.145%, due 06/01/10(1)	60,000,000	59,992,508

0.230%, due 07/06/10(1)	25,000,000	24,989,458

0.520%, due 07/16/10(1)	25,000,000	24,972,556

0.170%, due 07/20/10(1)	35,000,000	34,986,778

0.205%, due 08/02/10(1)	20,000,000	19,989,408

0.250%, due 10/05/10(1)	15,000,000	14,983,646

0.310%, due 11/16/10(1)	13,000,000	12,977,723

0.310%, due 12/07/10(1)	20,000,000	19,962,111

0.330%, due 12/07/10(1)	23,000,000	22,953,617

Federal National Mortgage Association*
0.190%, due 06/09/10(1)	25,000,000	24,994,854

0.185%, due 07/07/10(1)	30,000,000	29,989,671

0.188%, due 07/13/10(2)	20,000,000	20,000,000

2.875%, due 10/12/10	7,500,000	7,579,588

0.270%, due 10/25/10(1)	35,000,000	34,953,537

US Treasury Bills
0.495%, due 07/29/10(1)	17,000,000	16,979,196

0.498%, due 07/29/10(1)	8,500,000	8,489,546

US Treasury Notes
2.000%, due 09/30/10	16,000,000	16,117,810

Total US government and agency obligations (cost—$531,300,842)		531,300,842

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Certificates of deposit—15.05%

Banking-non-US—12.47%
Bank of Nova Scotia
1.100%, due 05/11/10	$7,000,000	$7,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.220%, due 05/11/10	30,000,000	30,000,000

0.270%, due 05/27/10	25,000,000	25,000,000

Barclays Bank PLC
0.290%, due 06/24/10	25,000,000	25,000,000

BNP Paribas SA
0.430%, due 11/19/10	6,000,000	6,000,000

Credit Agricole CIB
0.344%, due 05/17/10(2)	17,500,000	17,500,000

0.330%, due 06/22/10	10,000,000	10,000,216

Mizuho Corporate Bank Ltd.
0.250%, due 05/24/10	15,000,000	15,000,000

Natixis
0.210%, due 05/06/10	30,000,000	30,000,000

Rabobank Nederland NV
0.290%, due 07/06/10	12,000,000	12,000,000

Societe Generale
0.210%, due 05/03/10	25,000,000	25,000,000

UniCredito Italiano SpA
0.235%, due 05/05/10	45,000,000	45,000,000

Westpac Banking Corp.
0.270%, due 05/03/10(2)	12,500,000	12,500,000

0.280%, due 05/03/10(2)	15,000,000	15,000,000

		275,000,216

Banking-US—2.58%
Citibank N.A.
0.230%, due 05/24/10	45,000,000	45,000,000

State Street Bank & Trust Co.
0.220%, due 05/20/10	12,000,000	12,000,000

		57,000,000

Total certificates of deposit (cost—$332,000,216)		332,000,216

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(1)—48.72%

Asset backed-miscellaneous—19.70%
Amsterdam Funding Corp.
0.230%, due 05/24/10	$33,000,000	$32,995,151

Atlantic Asset Securitization LLC
0.220%, due 05/10/10	25,000,000	24,998,625

Barton Capital LLC
0.220%, due 05/03/10	25,000,000	24,999,694

Chariot Funding LLC
0.220%, due 05/27/10	20,000,000	19,996,822

Fairway Finance Co. LLC
0.220%, due 05/26/10	20,000,000	19,996,944

LMA Americas LLC
0.250%, due 05/19/10	15,000,000	14,998,125

Market Street Funding LLC
0.200%, due 05/04/10	20,000,000	19,999,667

0.220%, due 05/19/10	13,717,000	13,715,491

0.250%, due 06/21/10	7,000,000	6,997,521

Park Avenue Receivables Corp.
0.220%, due 05/10/10	28,732,000	28,730,420

Salisbury Receivables Co. LLC
0.250%, due 06/01/10	15,000,000	14,996,771

Sheffield Receivables Corp.
0.230%, due 05/25/10	40,000,000	39,993,867

Thames Asset Global Securitization No.1
0.220%, due 05/04/10	25,000,000	24,999,542

0.240%, due 05/18/10	30,000,000	29,996,600

Thunderbay Funding
0.210%, due 05/05/10	20,000,000	19,999,533

Windmill Funding Corp.
0.210%, due 05/04/10	50,000,000	49,999,125

0.230%, due 05/19/10	7,000,000	6,999,195

Yorktown Capital LLC
0.220%, due 05/03/10	40,000,000	39,999,511

		434,412,604

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-securities—4.03%
Clipper Receivables Co. LLC
0.230%, due 05/24/10	$24,000,000	$23,996,473

0.300%, due 07/20/10	20,000,000	19,986,667

Grampian Funding LLC
0.260%, due 05/04/10	30,000,000	29,999,350

0.260%, due 05/27/10	15,000,000	14,997,183

		88,979,673

Banking-non-US—3.58%
Intesa Funding LLC
0.200%, due 05/03/10	44,000,000	43,999,511

KBC Financial Products International, Ltd.
0.270%, due 05/05/10	30,000,000	29,999,100

Westpac Securitization NZ Ltd.
0.338%, due 05/21/10(2),(3)	5,000,000	5,000,000

		78,998,611

Banking-US—13.55%
Bank of America Corp.
0.250%, due 06/03/10	30,000,000	29,993,125

CBA (Delaware) Finance, Inc.
0.300%, due 06/23/10	15,000,000	14,993,375

Deutsche Bank Financial LLC
0.200%, due 05/03/10	40,000,000	39,999,556

0.300%, due 07/20/10	25,000,000	24,983,333

Dexia Delaware LLC
0.210%, due 05/03/10	15,000,000	14,999,825

0.260%, due 05/11/10	50,000,000	49,996,389

ING (US) Funding LLC
0.210%, due 05/07/10	30,000,000	29,998,950

0.200%, due 06/09/10	4,000,000	3,999,133

0.320%, due 06/16/10	25,000,000	24,989,778

JPMorgan Chase & Co.
0.240%, due 06/01/10	25,000,000	24,994,833

Societe Generale N.A., Inc.
0.230%, due 05/03/10	40,000,000	39,999,489

		298,947,786

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Consumer products-non durables—1.29%
Procter & Gamble International Funding SCA
0.190%, due 05/24/10	$28,500,000	$28,496,541

Energy-integrated—2.23%
ENI Finance USA, Inc.
0.180%, due 05/11/10	17,250,000	17,249,137

0.220%, due 05/14/10	10,000,000	9,999,206

0.230%, due 05/21/10	22,000,000	21,997,189

		49,245,532

Finance-captive automotive—2.27%
Toyota Motor Credit Corp.
0.230%, due 05/06/10	25,000,000	24,999,201

0.270%, due 05/20/10	25,000,000	24,996,438

		49,995,639

Finance-noncaptive diversified—1.09%
General Electric Capital Corp.
0.210%, due 05/03/10	24,000,000	23,999,720

Health care—0.98%
Abbott Laboratories
0.180%, due 05/07/10	21,600,000	21,599,352

Total commercial paper (cost—$1,074,675,458)		1,074,675,458

Short-term corporate obligations—1.45%

Banking-non-US—0.27%
Commonwealth Bank of Australia
0.344%, due 07/28/10(2),(3)	6,000,000	6,000,000

Finance-captive automotive—0.27%
Toyota Motor Credit Corp.
0.250%, due 05/10/10(2)	6,000,000	6,000,000

Supranationals—0.91%
International Bank for Reconstruction & Development
0.240%, due 06/28/10(1)	20,000,000	19,992,267

Total short-term corporate obligations (cost—$31,992,267)		31,992,267

12

UBS Liquid Assets Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—10.67%

Repurchase agreement dated 04/30/10 with Barclays Bank PLC, 0.190% due 05/03/10, collateralized by $127,556,000 Federal Home Loan Bank obligations, zero coupon due 07/14/10 to 07/28/10; (value—$127,500,719); proceeds: $125,001,979	$125,000,000	$125,000,000

Repurchase agreement dated 04/30/10 with Deutsche Bank Securities, 0.180% due 05/03/10, collateralized by $21,941,500 US Treasury Bonds, 4.750% due 02/15/37 and $88,386,900 US Treasury Notes, 1.250% to 2.375% due 11/30/10 to 08/31/14; (value—$112,200,024); proceeds: $110,001,650	110,000,000	110,000,000

Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $336,740 US Treasury Bills, zero coupon due 07/22/10; (value—$336,605); proceeds: $330,000	330,000	330,000

Total repurchase agreements (cost—$235,330,000)		235,330,000

Total investments (cost—$2,205,298,783 which approximates cost for federal income tax purposes)—99.98%		2,205,298,783

Other assets in excess of liabilities—0.02%		379,048

Net assets (applicable to 2,205,675,789 shares of beneficial
interest outstanding equivalent to $1.00 per share)—100.00%		$2,205,677,831

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2010, and reset periodically.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.50% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2010

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$531,300,842	$—	$531,300,842

Certificates of deposit	—	332,000,216	—	332,000,216

Commercial paper	—	1,074,675,458	—	1,074,675,458

Short-term corporate obligations	—	31,992,267	—	31,992,267

Repurchase agreements	—	235,330,000	—	235,330,000

Total	$—	$2,205,298,783	$—	$2,205,298,783

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	79.0%

Italy	6.3

Japan	5.7

France	4.0

Australia	1.7

Belgium	1.4

United Kingdom	1.1

Netherlands	0.5

Canada	0.3

Total	100.0%

Weighted average maturity—38 days

See accompanying notes to financial statements

14

UBS Liquid Assets Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest	$7,968,746

Expenses:
Investment advisory and administration fees	788,560

Transfer agency fees	549,424

US Treasury Temporary Guarantee Program Participation fees	351,717

Custody and accounting fees	351,622

Reports and notices to shareholders	135,996

Professional fees	118,431

State registration fees	95,591

Insurance fees	80,377

Trustees’ fees	30,396

Other expenses	25,591

2,527,705

Less: Fee waivers by investment advisor and administrator	(788,560)

Net expenses	1,739,145

Net investment income	6,229,601

Net realized gain from investment activities	3,490

Net increase in net assets resulting from operations	$6,233,091

See accompanying notes to financial statements

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UBS Liquid Assets Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

From operations:
Net investment income	$6,229,601	$42,777,732

Net realized gains from investment activities	3,490	7,807

Net increase in net assets resulting from operations	6,233,091	42,785,539

Dividends and distributions to shareholders from:
Net investment income	(6,229,601)	(42,777,732)

Net realized gains from investment activities	(30,948)	(99,110)

Total dividends and distributions to shareholders	(6,260,549)	(42,876,842)

Net increase (decrease) in net assets from beneficial interest transactions	(683,219,564)	795,291,388

Net increase (decrease) in net assets	(683,247,022)	795,200,085

Net assets:
Beginning of year	2,888,924,853	2,093,724,768

End of year	$2,205,677,831	$2,888,924,853

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

16

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2010		2009		2008	2007		2006

Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00		$1.00

Net investment income	0.002		0.019		0.045	0.052		0.038

Dividends from net investment income	(0.002)		(0.019)		(0.045)	(0.052)		(0.038)

Distributions from net realized gains from investment activities	(0.000	)(1)	(0.000	)(1)	—	(0.000	)(1)	—

Total dividends and distributions	(0.002)		(0.019)		(0.045)	(0.052)		(0.038)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00		$1.00

Total investment return(2)	0.23%		1.89%		4.59%	5.28%		3.82%

Ratios/supplemental data:
Net assets, end of year (000’s)	$2,205,678		$2,888,925		$2,093,725	$658,031		$428,212

Expenses to average net assets, net of fee waivers by advisor and administrator	0.07%		0.07%		0.09%	0.14%		0.16%

Expenses to average net assets, before fee waivers by advisor and administrator	0.10%		0.10%		0.16%	0.21%		0.23%

Net investment income to average net assets	0.24%		1.79%		4.20%	5.16%		3.77%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

See accompanying notes to financial statements

17

UBS Liquid Assets Fund

Notes to financial statements

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Fund’s financial statements.

The preparation of financial statements in accordance with GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

18

UBS Liquid Assets Fund

Notes to financial statements

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon

19

UBS Liquid Assets Fund

Notes to financial statements

demand) and price. The Fund maintains custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

20

UBS Liquid Assets Fund

Notes to financial statements

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator
The Fund’s Board of Trustees has approved an investment advisory and administration contract (“Advisory Contract”), with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the year ended April 30, 2010 its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2010, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2010, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $1,092,818,362. Morgan Stanley received compensation in connection

21

UBS Liquid Assets Fund

Notes to financial statements

with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At April 30, 2010, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At April 30, 2010, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$49,852

Other accrued expenses	301,095

At April 30, 2010, the components of net assets were as follows:

Accumulated paid in capital	$2,205,673,581

Accumulated net realized gain from investment activities	4,250

Net assets	$2,205,677,831

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year

22

UBS Liquid Assets Fund

Notes to financial statements

substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2010 and April 30, 2009 was ordinary income.

At April 30, 2010, the characteristic of accumulated earnings on a tax basis was undistributed ordinary income of $54,102.

As of and during the year ended April 30, 2010, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2010, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2010	2009

Shares sold	13,286,808,616	12,470,024,523

Shares repurchased	(13,976,411,725)	(11,717,736,902)

Dividends reinvested	6,383,545	43,003,767

Net increase (decrease) in shares outstanding	(683,219,564)	795,291,388

US Treasury Temporary Guarantee Program for Money Market Funds
The Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of participating money market funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. The Fund bore the cost of participating in this program. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial

23

UBS Liquid Assets Fund

Notes to financial statements

coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and the Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. The program was then extended a final time, providing coverage through September 18, 2009. In April, the Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

24

UBS Liquid Assets Fund

Report of Ernst & Young LLP, independent registered public accounting firm

The Board of Trustees and Shareholders of
UBS Money Series—UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 29, 2010

25

UBS Liquid Assets Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2009.

26

(This page has been left blank intentionally)

27

UBS Liquid Assets Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Fund, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg††; 68 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

28

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by director	Other directorships held by director

Professor Feldberg is a director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

29

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Directors

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Fund	time served	during past 5 years

Richard Q. Armstrong; 75 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Director and Chairman of the Board of Directors	Since 1998 (Director) Since 2004 (Chairman of the Board of Directors)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). In addition from 1982 through 1995, Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 until 1995).

Alan S. Bernikow; 69 207 Benedict Ave. Staten Island, NY 10314	Director	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 63 McLarty Associates 900 17th Street NW, 8th floor Washington, D.C. 20006	Director	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (international information and risk management firm).

30

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by director	Other directorships held by director

Mr. Armstrong is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc. and The New Germany Fund, Inc.

31

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Directors (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Fund	time served	during past 5 years

Bernard H. Garil; 70 6754 Casa Grande Way Delray Beach, FL 33446	Director	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 50 255 E. 49th St., Suite 23D New York, NY 10017	Director	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

32

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by director	Other directorships held by director

Mr. Garil is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

33

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Joseph Allessie*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

34

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Mark E. Carver*; 46	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 44	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

35

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Michael J. Flook*; 45	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Elbridge T. Gerry III*; 53	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

36

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Erin O. Houston*, 33	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**; 52	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

37

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Joanne M. Kilkeary*; 42	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 39	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/ Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

38

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Steven J. LeMire*; 40	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 48	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

39

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Ryan Nugent*; 32	Vice President	Since 2005	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager of the tax free money market funds since February 2002. Mr. Nugent is a vice president of four investment companies (consisting of 18 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, subadvisor or manager.

Nancy Osborn*; 44	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

40

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Robert Sabatino**; 36	Vice President	Since 2001	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009), and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

41

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Andrew Shoup*; 53	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

42

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Keith A. Weller*; 48	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each director holds office for an indefinite term. Officers are appointed by the directors and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

43

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44

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45

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48

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Cash Reserves Fund
Annual Report April 30, 2010

UBS Cash Reserves Fund

June 14, 2010

Dear shareholder,
We present you with the annual report for UBS Cash Reserves Fund (the “Fund”) for the 12 months ended April 30, 2010.

Performance
The seven-day current yield for the Fund (after fee waivers/expense reimbursements) as of April 30, 2010 was 0.01%, compared to 0.21% on April 30, 2009. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)
UBS Cash Reserves Fund
Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	While economic growth in the US was still strained when the reporting period began, it is generally believed that the recession—considered to be the longest since the Great Depression—has since ended.(1) Signs of growth first appeared in the third quarter of 2009, when gross domestic product (“GDP”) growth increased by 2.2%. Economic activity continued to expand through the remainder of the period, spurred on in part by the federal government’s $787 billion stimulus program, increased consumer spending and improved manufacturing activity as companies moved to rebuild inventories amid rising demand.

Q.	How did the Fed react to this economic environment?
A.	Although the economy strengthened during the reporting period, the Fed remained concerned about continued high unemployment, which was an elevated 9.9% in April 2010. As a result, the Fed maintained its highly accommodative monetary policy, keeping the fed funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds

(1)	The National Bureau of Economic Research (NBER) defines economic recession as: “a significant decline in the economic activity spread across the economy, lasting more than a few months, normally visible in real GDP growth, real personal income, employment (non-farm payrolls), industrial production and wholesale/retail sales.”

1

UBS Cash Reserves Fund

rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) During its April 2010 meeting, the Fed reasserted the rationale for this policy, stating that “...economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	How did you position the Fund over the fiscal year?
A.	When the reporting period began, the Fund’s weighted average maturity was 30 days. As the reporting period continued and the credit markets stabilized, we increased the Fund’s weighted average maturity significantly, reaching 48 days on October 31, 2009.

However, during the second half of the reporting period, we reduced the Fund’s weighted average maturity, ending the period at 31 days, in order to minimize pricing volatility and to meet potential redemption requests, in anticipation of the effectiveness of the Securities and Exchange Commission’s new requirements related to money market funds (see below for more information). In addition, it was our expectation that interest rates would rise as the Fed began to take steps—ahead of any moves to increase the fed funds rate—to remove current high levels of liquidity from the market.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a greater-than-usual level of diversification over the fiscal year by investing in smaller positions, with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the period, we gradually increased our single issuer exposure, typically purchasing up to 3.00% in single nongovernment issuers toward the end of the reporting period. The Fund is generally able to hold up to 5.00% in any one issuer (subject to certain exceptions).

Q.	What types of securities did you emphasize over the period?
A.	We increased the Fund’s exposure to commercial paper and repurchase agreements over the 12-month period. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) In addition, we decreased the Fund’s exposure to US government and agency obligations and short term corporate obligations.

2

UBS Cash Reserves Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.	While the worst of the global recession appears to be over, a number of uncertainties remain regarding the sustainability of the economic recovery. Unemployment remains high and the government’s stimulus programs are scheduled to largely expire as the year progresses. Given this environment, yields on money market securities could remain low, and there could be periods of increased market volatility.

Q.	How will regulatory changes announced earlier this year impact the Fund?
A.	On January 27, 2010, the Securities and Exchange Commission (“SEC”) voted to adopt rule amendments designed to strengthen the regulations governing money market funds. The amendments impose new liquidity, credit quality and maturity limits. They also enhance disclosures by, among other things, requiring the monthly posting of portfolio holdings reports (beginning in October 2010). UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) welcomes the SEC’s approval of these new requirements. We believe that they will fortify the money market sector and are consistent with our long-standing conservative approach to the management of our US money market funds.

3

UBS Cash Reserves Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver
President—UBS Money Series
 UBS Cash Reserves Fund
Managing Director
 UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
 UBS Cash Reserves Fund
Managing Director
 UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2010. The views and opinions in the letter were current as of June 14, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 to April 30, 2010.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

5

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value*	during period(1)
	November 1, 2009	April 30, 2010	11/01/09 – 04/30/10

Actual	$1,000.00	$1,000.10	$1.09

Hypothetical
(5% annual return before expenses)	1,000.00	1,023.70	1.10

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

6

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.01%	0.01%	0.21%

Seven-day effective yield(1)	0.01	0.01	0.21

Weighted average maturity(2)	31 days	48 days	30 days

Net assets (mm)	$327.2	$363.6	$372.8

Portfolio composition(3)	04/30/10	10/31/09	04/30/09

Commercial paper	45.2%	44.0%	35.5%

Repurchase agreements	24.2	15.4	17.0

US government and agency obligations	18.4	24.5	22.8

Certificates of deposit	11.0	15.0	11.7

Short-term corporate obligations	1.2	0.8	7.8

Bank notes	—	1.4	5.2

Liabilities in excess of other assets	(0.0)(4)	(1.1)	(0.0)(4)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its compostion will vary over time.

(4)	Weighting represents less than 0.05% of net assets as of the dates indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

7

UBS Cash Reserves Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

US government and agency obligations—18.42%

Federal Farm Credit Bank
0.500%, due 08/09/10(1)	$5,000,000	$4,993,056

Federal Home Loan Bank
0.180%, due 05/05/10(1)	5,200,000	5,199,896

0.170%, due 05/12/10(1)	5,000,000	4,999,740

0.433%, due 05/13/10(2)	4,250,000	4,250,000

0.170%, due 05/21/10(1)	5,000,000	4,999,528

0.500%, due 10/15/10	1,575,000	1,574,954

0.500%, due 10/29/10	7,500,000	7,507,335

0.500%, due 12/28/10	5,000,000	5,000,000

Federal National Mortgage Association*
0.188%, due 07/13/10(2)	10,000,000	10,000,000

0.210%, due 08/02/10(1)	5,000,000	4,997,287

2.875%, due 10/12/10	975,000	985,346

US Treasury Bills
0.495%, due 07/29/10(1)	2,325,000	2,322,155

0.498%, due 07/29/10(1)	1,175,000	1,173,555

US Treasury Notes
2.000%, due 09/30/10	2,250,000	2,266,567

Total US government and agency obligations (cost—$60,269,419)		60,269,419

Certificates of deposit—11.00%

Banking-non-US—9.47%
Bank of Nova Scotia
1.100%, due 05/11/10	1,000,000	1,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.270%, due 05/27/10	5,000,000	5,000,000

Barclays Bank PLC
0.290%, due 06/24/10	5,000,000	5,000,000

Credit Agricole CIB
0.344%, due 05/17/10(2)	2,500,000	2,500,000

Mizuho Corporate Bank Ltd.
0.250%, due 05/24/10	5,000,000	5,000,000

Natixis
0.240%, due 06/04/10	5,000,000	5,000,000

Rabobank Nederland NV
0.263%, due 05/26/10(2)	2,000,000	2,000,000

8

UBS Cash Reserves Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Royal Bank of Scotland PLC
0.260%, due 06/17/10	$2,000,000	$2,000,000

Societe Generale
0.240%, due 05/21/10	2,000,000	2,000,000

Westpac Banking Corp.
0.280%, due 05/03/10(2)	1,500,000	1,500,000

		31,000,000

Banking-US—1.53%
Citibank N.A.
0.230%, due 05/24/10	5,000,000	5,000,000

Total certificates of deposit (cost—$36,000,000)		36,000,000

Commercial paper(1)—45.18%

Asset backed-banking—1.53%
Atlantis One Funding
0.220%, due 05/06/10	5,000,000	4,999,847

Asset backed-miscellaneous—21.27%
Amsterdam Funding Corp.
0.230%, due 05/19/10	5,000,000	4,999,425

Atlantic Asset Securitization LLC
0.230%, due 05/19/10	5,000,000	4,999,425

Fairway Finance Co. LLC
0.210%, due 05/06/10	4,733,000	4,732,862

Jupiter Securitization Co. LLC
0.210%, due 05/06/10	5,000,000	4,999,854

Liberty Street Funding LLC
0.230%, due 05/17/10	5,000,000	4,999,489

LMA Americas LLC
0.260%, due 06/22/10	4,900,000	4,898,160

Old Line Funding Corp.
0.210%, due 05/11/10	5,000,000	4,999,708

Park Avenue Receivables Corp.
0.220%, due 05/11/10	5,000,000	4,999,695

Regency Markets No. 1 LLC
0.230%, due 05/17/10	5,000,000	4,999,489

Salisbury Receivables Co. LLC
0.230%, due 05/27/10	5,000,000	4,999,169

9

UBS Cash Reserves Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
Sheffield Receivables Corp.
0.230%, due 05/25/10	$5,000,000	$4,999,233

Thunderbay Funding
0.210%, due 05/05/10	5,000,000	4,999,883

Windmill Funding Corp.
0.230%, due 05/21/10	5,000,000	4,999,361

Yorktown Capital LLC
0.210%, due 05/10/10	5,000,000	4,999,738

		69,625,491

Asset backed-securities—3.66%
Clipper Receivables Co. LLC
0.240%, due 06/01/10	5,000,000	4,998,966

Grampian Funding LLC
0.260%, due 05/07/10	4,000,000	3,999,827

0.260%, due 05/18/10	3,000,000	2,999,632

		11,998,425

Banking-non-US—2.98%
Commonwealth Bank of Australia
0.210%, due 05/10/10	4,000,000	3,999,790

National Bank of Canada
0.300%, due 07/16/10	5,000,000	4,996,833

Westpac Securitization NZ Ltd.
0.338%, due 05/21/10(2),(3)	750,000	750,000

		9,746,623

Banking-US—8.71%
Bank of America Corp.
0.250%, due 06/03/10	5,000,000	4,998,854

Deutsche Bank Financial LLC
0.300%, due 07/20/10	5,000,000	4,996,667

Dexia Delaware LLC
0.260%, due 05/11/10	5,000,000	4,999,639

Fortis Funding LLC
0.210%, due 05/10/10	5,000,000	4,999,738

ING (US) Funding LLC
0.210%, due 05/05/10	2,500,000	2,499,942

0.260%, due 06/17/10	2,000,000	1,999,321

10

UBS Cash Reserves Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
Societe Generale N.A., Inc.
0.170%, due 05/05/10	$4,000,000	$3,999,924

		28,494,085

Consumer products-nondurables—1.53%
Procter & Gamble International Funding SCA
0.190%, due 05/12/10	5,000,000	4,999,710

Energy-integrated—1.53%
ENI Finance USA, Inc.
0.190%, due 05/06/10	5,000,000	4,999,868

Finance-captive automotive—1.53%
Toyota Motor Credit Corp.
0.270%, due 05/20/10	5,000,000	4,999,288

Finance-noncaptive diversified—0.91%
General Electric Capital Corp.
0.210%, due 05/03/10	3,000,000	2,999,965

Insurance-life—1.53%
Massachusetts Mutual Life Insurance Co.
0.240%, due 05/21/10	5,000,000	4,999,333

Total commercial paper (cost—$147,862,635)		147,862,635

Short-term corporate obligations—1.22%

Banking-non-US—0.30%
Commonwealth Bank of Australia
0.344%, due 07/28/10(2),(3)	1,000,000	1,000,000

Supranationals—0.92%
International Bank for Reconstruction & Development
0.240%, due 06/28/10(1)	3,000,000	2,998,840

Total short-term corporate obligations (cost—$3,998,840)		3,998,840

11

UBS Cash Reserves Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—24.23%

Repurchase agreement dated 04/30/10 with Barclays Bank PLC, 0.190% due 05/03/10, collateralized by $30,510,000 Federal Home Loan Bank obligations, 0.750% due 07/08/11; (value—$30,600,411); proceeds: $30,000,475	$30,000,000	$30,000,000

Repurchase agreement dated 04/30/10 with Deutsche Bank Securities, 0.180% due 05/03/10, collateralized by $40,562,000 Federal Home Loan Bank obligations, zero coupon due 05/21/10 and $9,423,000 Federal Home Loan Mortgage Corp., obligations, zero coupon due 05/20/10; (value—$49,980,002); proceeds: $49,000,735	49,000,000	49,000,000

Repurchase agreement dated 04/30/10 with State Street Bank & Trust Co., 0.010% due 05/03/10, collateralized by $279,596 US Treasury Bills, zero coupon due 07/22/10; (value—$279,484); proceeds: $274,000	274,000	274,000

Total repurchase agreements (cost—$79,274,000)		79,274,000

Total investments (cost—$327,404,894 which approximates cost for federal income tax purposes)—100.05%		327,404,894

Liabilities in excess of other assets—(0.05)%		(165,871)

Net assets (applicable to 327,234,934 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$327,239,023

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2010 and reset periodically.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.53% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

12

UBS Cash Reserves Fund

Statement of net assets—April 30, 2010

Affiliated issuer activity
The table below details the Fund’s activity in an affiliated issuer for the year ended April 30, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/09	04/30/10	04/30/10	04/30/10	04/30/10

UBS Private Money Market Fund LLC	$—	$7,905,000	$7,905,000	$—	$89

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$60,269,419	$—	$60,269,419

Certificates of deposit	—	36,000,000	—	36,000,000

Commercial paper	—	147,862,635	—	147,862,635

Short-term corporate obligations	—	3,998,840	—	3,998,840

Repurchase agreements	—	79,274,000	—	79,274,000

Total	$—	$327,404,894	$—	$327,404,894

13

UBS Cash Reserves Fund

Statement of net assets—April 30, 2010

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	84.3%

Japan	4.6

France	2.9

Australia	2.2

United Kingdom	2.1

Canada	1.8

Italy	1.5

Netherlands	0.6

Total	100.0%

Weighted average maturity—31 days

See accompanying notes to financial statements

14

UBS Cash Reserves Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest	$1,201,218

Affiliated securities lending income	89

1,201,307

Expenses:
Investment advisory and administration fees	1,201,237

Transfer agency and related services fees	679,804

Professional fees	117,660

US Treasury Temporary Guarantee Program Participation fees	80,169

State registration fees	56,017

Reports and notices to shareholders	51,546

Custody and accounting fees	48,680

Trustees’ fees	13,987

Insurance fees	13,820

Other expenses	11,328

2,274,248

Less: Fee waivers and/or expense reimbursements by investment advisor and administrator	(1,133,497)

Net expenses	1,140,751

Net investment income	60,556

Net realized gain from investment activities	4,370

Net increase in net assets resulting from operations	$64,926

See accompanying notes to financial statements

15

UBS Cash Reserves Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

From operations:
Net investment income	$60,556	$7,210,769

Net realized gains from investment activities	4,370	36,893

Net increase in net assets resulting from operations	64,926	7,247,662

Dividends and distributions to shareholders from:
Net investment income	(60,556)	(7,210,769)

Net realized gains from investment activities	(7,656)	(62,493)

Total dividends and distributions to shareholders	(68,212)	(7,273,262)

Net decrease in net assets from beneficial interest transactions	(45,511,448)	(76,356,506)

Net decrease in net assets	(45,514,734)	(76,382,106)

Net assets:
Beginning of year	372,753,757	449,135,863

End of year	$327,239,023	$372,753,757

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

16

UBS Cash Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2010		2009		2008		2007	2006

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.000	(1)	0.015		0.042		0.048	0.034

Dividends from net investment income	(0.000	)(1)	(0.015)		(0.042)		(0.048)	(0.034)

Distributions from net realized gains from investment activities	(0.000	)(1)	(0.000	)(1)	—		—	—

Total dividends and distributions	(0.000	)(1)	(0.015)		(0.042)		(0.048)	(0.034)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment return(2)	0.02%		1.49%		4.29%		4.91%	3.49%

Ratios/supplemental data:
Net assets, end of year (000’s)	$327,239		$372,754		$449,136		$458,710	$469,376

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.31%		0.53%		0.48	%(3)	0.49%	0.47%

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.62%		0.58%		0.54%		0.55%	0.60%

Net investment income to average net assets	0.02%		1.52%		4.23%		4.81%	3.50%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	In addition to the waiver of advisory and administration fees and/or reimbursement of expenses by UBS Global Asset Management (Americas) Inc., the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

See accompanying notes to financial statements

17

UBS Cash Reserves Fund

Notes to financial statements

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Fund’s financial statements.

The preparation of financial statements in accordance with GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

18

UBS Cash Reserves Fund

Notes to financial statements

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon

19

UBS Cash Reserves Fund

Notes to financial statements

demand) and price. The Fund maintains custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

20

UBS Cash Reserves Fund

Notes to financial statements

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Fund’s Board of Trustees has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets. At April 30, 2010, the Fund owed UBS Global AM $90,713 for investment advisory and administration fees.

UBS Global AM had contractually undertaken to waive 0.05% of its investment advisory and administration fees until August 31, 2009. UBS Global AM did not enter into a contractual renewal of this fee waiver so that such an arrangement ceased effective September 1, 2009. For the period May 1, 2009 through August 31, 2009, UBS Global AM waived $67,747 of investment advisory and administration fees.

In addition, UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that the Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2010, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $1,065,750. At April 30, 2010, UBS Global AM owed the Fund $96,743 for fee waivers and/or expense reimbursements.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2010, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $99,791,828.

21

UBS Cash Reserves Fund

Notes to financial statements

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services fees
UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Fund’s transfer agent, and is compensated for these services by PNC, not the Fund.

For the year ended April 30, 2010, UBS Financial Services, Inc. received from PNC, not the Fund, $362,730 of the total transfer agency and related services fees paid by the Fund to PNC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At April 30, 2010, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At April 30, 2010, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$442

Other accrued expenses*	243,102

*Excludes investment advisory and administration fees.

22

UBS Cash Reserves Fund

Notes to financial statements

At April 30, 2010, the components of net assets were as follows:

Accumulated paid in capital	$327,230,912

Accumulated net realized gain from investment activities	8,111

Net assets	$327,239,023

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2010 and April 30, 2009 was ordinary income.

At April 30, 2010, the characteristic of accumulated earnings on a tax basis was undistributed ordinary income of $8,553.

As of and during the year ended April 30, 2010, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2010, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2010	2009

Shares sold	2,597,211,322	3,084,570,630

Shares repurchased	(2,642,796,357)	(3,168,291,782)

Dividends reinvested	73,587	7,364,646

Net decrease in shares outstanding	(45,511,448)	(76,356,506)

23

UBS Cash Reserves Fund

Notes to financial statements

US Treasury Temporary Guarantee Program for Money Market Funds
The Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of participating money market funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. The Fund bore the cost of participating in this program, to the extent not offset by UBS Global AM’s fee waivers/voluntary expense reimbursements. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and the Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. The program was then extended a final time, providing coverage through September 18, 2009. In April, the Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

24

UBS Cash Reserves Fund

Report of Ernst & Young LLP, independent registered public accounting firm

The Board of Trustees and Shareholders
UBS Money Series—UBS Cash Reserves Fund

We have audited the accompanying statement of net assets of UBS Cash Reserves Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 29, 2010

25

UBS Cash Reserves Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2009.

26

(This page has been left blank intentionally)

27

UBS Cash Reserves Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Fund, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Fund	time served	during past 5 years

Meyer Feldberg††; 68 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

28

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by director	Other directorships held by director

Professor Feldberg is a director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper) and the New York City Ballet.

29

UBS Cash Reserves Fund

Supplemental information (unaudited)

Independent Directors

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Fund	time served	during past 5 years

Richard Q. Armstrong; 75 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Director and Chairman of the Board of Directors	Since 1998 (Director) Since 2004 (Chairman of the Board of Directors)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). In addition from 1982 through 1995, Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982–1995).

Alan S. Bernikow; 69 207 Benedict Ave. Staten Island, NY 10314	Director	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 63 McLarty Associates 900 17th Street NW, 8th floor Washington, D.C. 20006	Director	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (international information and risk management firm).

30

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by director	Other directorships held by director

Mr. Armstrong is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc. and The New Germany Fund, Inc.

31

UBS Cash Reserves Fund

Supplemental information (unaudited)

Independent Directors (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Fund	time served	during past 5 years

Bernard H. Garil; 70 6754 Casa Grande Way Delray Beach, FL 33446	Director	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 50 255 E. 49th St., Suite 23D New York, NY 10017	Director	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

32

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by director	Other directorships held by director

Mr. Garil is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

33

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Joseph Allessie*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

34

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Mark E. Carver*; 46	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 44	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

35

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Michael J. Flook*; 45	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Elbridge T. Gerry III*; 53	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

36

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Erin O. Houston*, 33	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**; 52	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

37

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Joanne M. Kilkeary*; 42	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 39	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

38

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Steven J. LeMire*; 40	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 48	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

39

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Ryan Nugent*; 32	Vice President	Since 2005	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager of the tax free money market funds since February 2002. Mr. Nugent is a vice president of four investment companies (consisting of 18 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 44	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

40

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Robert Sabatino**; 36	Vice President	Since 2001	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009), and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

41

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Andrew Shoup*; 53	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

42

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Fund	time served	serves as officer

Keith A. Weller*; 48	Vice President and Assistant Secretary	Since 1998	Mr.Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr.Weller is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each director holds office for an indefinite term. Officers are appointed by the directors and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

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44

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45

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46

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47

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48

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Annual Report
April 30, 2010

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

June 14, 2010

Dear shareholder,
We present you with the annual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the “Funds”) for the 12 months ended April 30, 2010.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

• UBS Select Prime Institutional Fund: 0.12% as of April 30, 2010, up from 0.09% as of October 31, 2009.

• UBS Select Treasury Institutional Fund: 0.03% as of April 30, 2010, up from 0.01% as of October 31, 2009.

• UBS Select Tax-Free Institutional Fund: 0.12% as of April 30, 2010, up from 0.05% as of October 31, 2009.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 9.

UBS Select Prime
Institutional Fund

UBS Select Treasury
Institutional Fund

Investment goals
(both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional
Fund—August 10, 1998;
UBS Select Treasury Institutional
Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free
Institutional Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

An Interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While economic growth in the US was still strained when the reporting period began, it is generally believed that the recession—considered to be the longest since the Great Depression—has since ended.[1] Signs of growth first appeared in the third quarter of 2009, when gross domestic product (“GDP”) growth increased by 2.2%. Economic activity continued to expand through the remainder of the period, spurred on in part by the federal government’s $787 billion stimulus program, increased consumer spending and improved manufacturing activity as companies moved to rebuild inventories amid rising demand.

Q.	How did the Fed react to this economic environment?
A.	Although the economy strengthened during the reporting period, the Fed remained concerned about continued high unemployment, which was an elevated 9.9% in April 2010. As a result, the Fed maintained its highly accommodative monetary policy, keeping the fed funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) During its April 2010 meeting, the Fed reasserted the rationale for this policy, stating that “...economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

[1]	The National Bureau of Economic Research (NBER) defines economic recession as: “a significant decline in the economic activity spread across the economy, lasting more than a few months, normally visible in real GDP growth, real personal income, employment (non-farm payrolls), industrial production and wholesale/retail sales.”

2

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

•	In the Master Fund in which UBS Select Prime Institutional Fund invests, the weighted average maturity was 36 days when the reporting period began. As the reporting period continued and the credit markets stabilized, we increased the Master Fund’s weighted average maturity significantly, reaching 54 days on October 31, 2009.

However, during the second half of the reporting period, we reduced the Master Fund’s weighted average maturity, ending the period at 35 days, in order to minimize pricing volatility and to meet potential redemption requests in anticipation of the effectiveness of the Securities and Exchange Commission’s new requirements related to money market funds (see below for more information). In addition, it was our expectation that interest rates would rise as the Fed began to take steps—ahead of any moves to increase the fed funds rate—to remove current high levels of liquidity from the market.

At the issuer level, we maintained a greater-than-usual level of diversification over the fiscal year by investing in smaller positions, with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the period, we gradually increased our single issuer exposure, typically purchasing up to 3.00% in single nongovernment issuers toward the end of the reporting period. The Master Fund is generally able to hold up to 5.00% in any one issuer (subject to certain exceptions).

We increased the Master Fund’s exposure to commercial paper over the 12-month period. In addition, we decreased the Master Fund’s exposure to certificates of deposit, US government and agency obligations, and short-term corporates, while slightly increasing our exposure to repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.

•	In the Master Fund in which UBS Select Treasury Institutional Fund invests, we began the reporting period with an emphasis on investments in US government obligations. This was due to the flight to quality that had occurred in the financial market. As the reporting period progressed, we switched our emphasis to repurchase agreements backed by Treasury obligations since their yields were generally higher than those offered through direct investments in

3

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Treasuries. Repurchase agreements also often have the added advantage of providing increased liquidity.

• In the Master Fund in which UBS Select Tax-Free Institutional Fund invests, the weighted average maturity remained relatively flat at around 14 days over the reporting period. Throughout the reporting period, we focused our efforts on adding yield, while maintaining current duration levels, by reinvesting proceeds from maturing notes in municipal commercial paper. We invested in commercial paper in the 90 day range to maximize yield in a relatively flat municipal yield curve environment. Additionally, we stressed debt investments in state and local general obligations as well as revenue bonds from essential service providers. We continued to diversify away from variable rate demand notes,[2] also known as “VRDNs,” with liquidity and letter of credit enhancement providers from weaker regional banks into self-liquidity[3] and stronger, more diversified enhancement providers.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	While the worst of the global recession appears to be over, a number of uncertainties remain regarding the sustainability of the economic recovery. Unemployment remains high and the government’s stimulus programs are scheduled to largely expire as the year progresses. Given this environment, yields on money market securities could remain low, and there could be periods of increased market volatility.

Q.	How will regulatory changes announced earlier this year impact the Fund?
A.	On January 27, 2010, the Securities and Exchange Commission (“SEC”) voted to adopt rule amendments designed to strengthen the regulations governing money market funds. The amendments impose new liquidity, credit quality and maturity limits. They also enhance disclosures by, among other things, requiring the monthly posting of

[2]	A Variable Rate Demand Note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put”, securities at par with seven days’ notice—or, in some cases, one day’s notice.
[3]	When a self-liquidity VRDN is issued, the issuer agrees to repurchase bonds that have been tendered, but not yet remarketed, without procuring a third-party liquidity facility.

4

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

portfolio holdings reports (beginning in October 2010). UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) welcomes the SEC’s approval of these new requirements. We believe that they will fortify the money market sector and are consistent with our long- standing conservative approach to the management of our US money market funds.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Managing Director
UBS Select Tax-Free Institutional Fund	UBS Global Asset Management
Managing Director	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Institutional Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

5

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

This letter is intended to assist shareholders in understanding how each Fund performed during the 12 months ended April 30, 2010. The views and opinions in the letter were current as of June 14, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 to April 30, 2010.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

7

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Institutional Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/09 to	during the
	2009	April 30, 2010	04/30/10	period

Actual	$1,000.00	$1,000.50	$0.69	0.14%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Treasury Institutional Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/09 to	during the
	2009	April 30, 2010	04/30/10	period

Actual	$1,000.00	$1,000.10	$0.79	0.16%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.00	0.80	0.16

UBS Select Tax-Free Institutional Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/09 to	during the
	2009	April 30, 2010	04/30/10	period

Actual	$1,000.00	$1,000.50	$0.79	0.16%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.00	0.80	0.16

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

8

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.12%	0.09%	0.58%

Seven-day effective yield(1)	0.13	0.09	0.58

Weighted average maturity(2)	35 days	54 days	36 days

Net assets (bln)	$9.8	$11.3	$14.4

UBS Select Treasury Institutional Fund

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.03%	0.01%	0.09%

Seven-day effective yield(1)	0.03	0.01	0.09

Weighted average maturity(2)	40 days	54 days	37 days

Net assets (bln)	$4.7	$5.5	$7.7

UBS Select Tax-Free Institutional Fund

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.12%	0.05%	0.36%

Seven-day effective yield(1)	0.12	0.05	0.36

Weighted average maturity(2)	14 days	15 days	14 days

Net assets (bln)	$1.3	$1.7	$2.4

(1)	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

9

UBS Select Prime Institutional Fund

Statement of assets and liabilities—April 30, 2010

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$9,834,449,036 which approximates cost for
federal income tax purposes)	$9,834,449,036

Liabilities:
Dividends payable to shareholders	949,720

Payable to affiliates	326,077

Total liabilities	1,275,797

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 9,833,142,251 outstanding	9,833,142,251

Accumulated net realized gain from investment activities	30,988

Net assets	$9,833,173,239

Net asset value per share	$1.00

See accompanying notes to financial statements

10

UBS Select Treasury Institutional Fund

Statement of assets and liabilities—April 30, 2010

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$4,734,896,091 which approximates cost for federal income tax purposes)	$4,734,896,091

Liabilities:
Dividends payable to shareholders	137,427

Payable to affiliates	320,496

Total liabilities	457,923

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,734,414,778 outstanding	4,734,414,778

Accumulated net realized gain from investment activities	23,390

Net assets	$4,734,438,168

Net asset value per share	$1.00

See accompanying notes to financial statements

11

UBS Select Tax-Free Institutional Fund

Statement of assets and liabilities—April 30, 2010

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$1,293,880,369 which approximates cost for federal income tax purposes)	$1,293,880,369

Liabilities:
Dividends payable to shareholders	111,223

Payable to affiliates	86,487

Total liabilities	197,710

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,293,586,788 outstanding	1,293,586,544

Accumulated net realized gain from investment activities	96,115

Net assets	$1,293,682,659

Net asset value per share	$1.00

See accompanying notes to financial statements

12

UBS Select Prime Institutional Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest income allocated from Master	$45,689,749

Securities lending income allocated from Master	4,155

Expenses allocated from Master	(12,395,784)

Waivers allocated from Master	317,862

Net investment income allocated from Master	33,615,982

Expenses:
Administration fees	9,861,508

US Treasury Temporary Guarantee Program Participation fees	1,488,842

Trustees’ fees	54,347

11,404,697

Less: Fee waivers by administrator	(1,620,360)

Net expenses	9,784,337

Net investment income	23,831,645

Net realized gain from investment activities allocated from Master	125,877

Net increase in net assets resulting from operations	$23,957,522

See accompanying notes to financial statements

13

UBS Select Treasury Institutional Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest income allocated from Master	$13,014,368

Expenses allocated from Master	(5,825,107)

Net investment income allocated from Master	7,189,261

Expenses:
Administration fees	4,633,015

US Treasury Temporary Guarantee Program Participation fees	965,186

Trustees’ fees	31,770

5,629,971

Less: Fee waivers by administrator	(791,595)

Net expenses	4,838,376

Net investment income	2,350,885

Net realized gain from investment activities allocated from Master	92,384

Net increase in net assets resulting from operations	$2,443,269

See accompanying notes to financial statements

14

UBS Select Tax-Free Institutional Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest income allocated from Master	$5,504,494

Expenses allocated from Master	(1,834,377)

Waivers allocated from Master	44,580

Net investment income allocated from Master	3,714,697

Expenses:
Administration fees	1,449,697

US Treasury Temporary Guarantee Program Participation fees	473,385

Trustees’ fees	18,357

1,941,439

Less: Fee waivers by administrator	(152,725)

Net expenses	1,788,714

Net investment income	1,925,983

Net realized gain from investment activities allocated from Master	133,205

Net increase in net assets resulting from operations	$2,059,188

See accompanying notes to financial statements

15

UBS Select Prime Institutional Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

From operations:
Net investment income	$23,831,645	$238,245,924

Net realized gain (loss) from investment activities	125,877	(167,873)

Net increase in net assets resulting from operations	23,957,522	238,078,051

Dividends to shareholders from:
Net investment income	(23,831,645)	(238,245,924)

Net increase (decrease) in net assets from beneficial interest transactions	(4,615,092,404)	1,479,257,228

Net increase (decrease) in net assets	(4,614,966,527)	1,479,089,355

Net assets:
Beginning of year	14,448,139,766	12,969,050,411

End of year	$9,833,173,239	$14,448,139,766

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

16

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

From operations:
Net investment income	$2,350,885	$46,107,679

Net realized gains from investment activities	92,384	2,757

Net increase in net assets resulting from operations	2,443,269	46,110,436

Dividends and distributions to shareholders from:
Net investment income	(2,350,885)	(46,107,679)

Net realized gains from investment activities	(68,994)	(349,660)

Total dividends and distributions to shareholders	(2,419,879)	(46,457,339)

Net increase (decrease) in net assets from beneficial interest transactions	(2,934,775,141)	2,065,229,660

Net increase (decrease) in net assets	(2,934,751,751)	2,064,882,757

Net assets:
Beginning of year	7,669,189,919	5,604,307,162

End of year	$4,734,438,168	$7,669,189,919

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

From operations:
Net investment income	$1,925,983	$38,348,271

Net realized gains from investment activities	133,205	168,676

Net increase in net assets resulting from operations	2,059,188	38,516,947

Dividends and distributions to shareholders from:
Net investment income	(1,925,983)	(38,348,271)

Net realized gains from investment activities	(113,943)	(394,956)

Total dividends and distributions to shareholders	(2,039,926)	(38,743,227)

Net decrease in net assets from beneficial interest transactions	(1,104,945,056)	(175,804,887)

Net decrease in net assets	(1,104,925,794)	(176,031,167)

Net assets:
Beginning of year	2,398,608,453	2,574,639,620

End of year	$1,293,682,659	$2,398,608,453

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

18

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2010		2009		2008		2007	2006

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.002		0.019		0.046		0.051	0.037

Dividends from net investment income	(0.002)		(0.019)		(0.046)		(0.051)	(0.037)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment return(1)	0.18%		1.94%		4.66%		5.25%	3.81%

Ratios/supplemental data:
Net assets, end of year (000’s)	$9,833,173		$14,448,140		$12,969,050		$9,272,239	$6,698,203

Expenses to average net assets, before fee waivers by advisor/administrator	0.19	%(2)	0.20	%(2)	0.18	%(2)	0.18%	0.18%

Expenses to average net assets, net of fee waivers by advisor/administrator	0.18	%(2)	0.20	%(2)	0.18	%(2)	0.18%	0.18%

Net investment income to average net assets	0.19	%(2)	1.87	%(2)	4.47	%(2)	5.14%	3.76%

(1)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(2)	Ratios include the Fund’s share of income and expenses allocated from the Master.

See accompanying notes to financial statements

19

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2010		2009		2008		2007		2006

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.000	(1)	0.009		0.038		0.050		0.036

Dividends from net investment income	(0.000	)(1)	(0.009)		(0.038)		(0.050)		(0.036)

Distributions from net realized gains from investment activities	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—

Total dividends and distributions	(0.000	)(1)	(0.009)		(0.038)		(0.050)		(0.036)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total investment return(2)	0.04%		0.86%		3.85%		5.11%		3.65%

Ratios/supplemental data:
Net assets, end of year (000’s)	$4,734,438		$7,669,190		$5,604,307		$951,408		$580,162

Expenses to average net assets, before fee waivers by administrator	0.20	%(3)	0.20	%(3)	0.18	%(3)	0.18%		0.18%

Expenses to average net assets, net of fee waivers by administrator	0.18	%(3)	0.20	%(3)	0.18	%(3)	0.18%		0.18%

Net investment income to average net assets	0.04	%(3)	0.69	%(3)	3.14	%(3)	5.02%		3.59%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.

See accompanying notes to financial statements

20

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the years ended April 30,				For the period
					August 28, 2007(1) to
	2010		2009		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.001		0.013		0.019

Dividends from net investment income	(0.001)		(0.013)		(0.019)

Distributions from net realized gains from investment activities	(0.000	)(2)	(0.000	)(2)	—

Total dividends and distributions	(0.001)		(0.013)		(0.019)

Net asset value, end of period	$1.00		$1.00		$1.00

Total investment return(3)	0.11%		1.30%		1.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,293,683		$2,398,608		$2,574,640

Expenses to average net assets, before fee waivers by advisor/administrator(4)	0.21%		0.21%		0.18	%(5)

Expenses to average net assets, net of fee waivers by advisor/administrator(4)	0.20%		0.15%		0.08	%(5)

Net investment income to average net assets(4)	0.11%		1.33%		2.61	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

21

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in the Prime Master Fund and the Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (43.53% for Prime Institutional Fund, 64.55% for Treasury Institutional Fund and 66.93% for Tax-Free Institutional Fund at April 30, 2010). All of the net investment

22

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

23

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and/or administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2010, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $675,068, $327,542 and $90,448, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2010, UBS Global AM owed $11,537, $7,046 and $3,961 for independent trustees fees to Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

24

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

Prior to August 28, 2007, UBS Global AM received a fee of 0.18% of the average daily net assets of each of Prime Institutional Fund and Treasury Institutional Fund for its investment advisory and administrative services under superseded agreements, prior to conversion of those Funds to feeder funds on such date.

From December 16, 2009, through January 31, 2010, UBS Global AM voluntarily waived 0.06% of its management fees (comprised of 0.04% of its administrative fee as well as 0.02% of the management fee imposed at the master fund level) for Prime Institutional Fund and Tax-Free Institutional Fund. As a result, the total ordinary annual operating expenses were reduced to 0.12% from December 16, 2009 through January 31, 2010, at which time the 0.02% waivers for the management fees were phased out through February 7, 2010. The voluntary waiver of 0.04% of administration fees for Tax-Free Institutional Fund was phased out through March 7, 2010. The waiver of 0.04% of administration fees for Prime Institutional Fund has been extended to until at least July 18, 2010. After this time, the waiver will either be extended further, or be phased out by decreasing 0.01% per week until the voluntary waiver expires on or about August 9, 2010. At April 30, 2010, UBS Global AM owed Prime Institutional Fund $337,454 for fee waivers. For the year ended April 30, 2010, UBS Global AM voluntarily waived $1,620,360 and $123,276 for Prime Institutional Fund and Tax–Free Institutional Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund current yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2010, UBS Global AM did not owe Treasury Institutional Fund and Tax-Free Institutional Fund for fee waivers. For the year ended April 30, 2010, UBS Global AM voluntarily waived an additional $791,595 and $29,449 for Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital

25

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the fiscal year ended April 30, 2010 and the fiscal year ended April 30, 2009, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal year ended April 30, 2010 and the fiscal year ended April 30, 2009, was 94.39% and 98.77% tax-exempt income, 3.72% and 1.23% ordinary income, and 1.89% and 0.00% long-term capital gain, respectively.

At April 30, 2010, the components of accumulated earnings on a tax basis were undistributed ordinary income of $1,032,671 and accumulated capital and other losses of $51,963 for Prime Institutional Fund, undistributed ordinary income of $160,817 for Treasury Institutional Fund, and undistributed tax-exempt income of $111,467, undistributed ordinary income of $90,240, and undistributed long-term capital gains of $5,631 for Tax-Free Institutional Fund.

At April 30, 2010, Prime Institutional Fund had a net capital loss carryforward of $51,963. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire on April 30, 2017. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. During the fiscal year ended April 30, 2010, Prime Institutional Fund utilized $125,877 of capital loss carryforwards to offset realized gains for such fiscal year.

As of and during the year ended April 30, 2010, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2010, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

26

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

Prime Institutional Fund	2010	2009

Shares sold	40,029,288,058	66,522,324,052

Shares repurchased	(44,669,277,540)	(65,264,821,748)

Dividends reinvested	24,897,078	221,754,924

Net increase (decrease) in shares outstanding	(4,615,092,404)	1,479,257,228

	For the years ended April 30,

Treasury Institutional Fund	2010	2009

Shares sold	12,398,797,484	29,799,690,457

Shares repurchased	(15,336,259,729)	(27,784,501,741)

Dividends reinvested	2,687,104	50,040,944

Net increase (decrease) in shares outstanding	(2,934,775,141)	2,065,229,660

	For the years ended April 30,

Tax-Free Institutional Fund	2010	2009

Shares sold	3,254,254,067	9,626,340,170

Shares repurchased	(4,361,532,579)	(9,839,106,639)

Dividends reinvested	2,333,456	36,961,582

Net decrease in shares outstanding	(1,104,945,056)	(175,804,887)

US Treasury Temporary Guarantee Program for Money Market Funds
Each Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of participating money market funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. Each Fund bore the cost of participating in this program, as this was not an expense borne by the Funds’ administrator. Each Fund paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through

27

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. The program was then extended a final time, providing coverage through September 18, 2009. In April, each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

28

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Institutional Fund,
UBS Select Treasury Institutional Fund and
UBS Select Tax-Free Institutional Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund at April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 29, 2010

29

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2009 as short-term capital gain dividends.

The Treasury Institutional Fund hereby designates 97.15% and 2.85% of the ordinary income dividends paid during the fiscal year ended April 30, 2010 as interest related dividends and qualified short-term gain dividends, respectively.

30

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

US government and agency obligations—16.17%

Federal Farm Credit Bank
0.161%, due 05/18/10(1)	$137,000,000	$137,000,000

0.340%, due 01/14/11(2)	150,000,000	149,634,500

Federal Home Loan Bank
0.800%, due 05/05/10	150,000,000	149,999,836

0.433%, due 05/13/10(1)	113,000,000	113,000,000

0.550%, due 06/10/10	150,000,000	150,005,257

0.600%, due 06/21/10	75,000,000	74,991,840

0.198%, due 07/13/10(1)	79,000,000	78,999,516

0.440%, due 09/01/10(2)	47,000,000	46,929,343

0.500%, due 10/15/10	83,750,000	83,747,544

0.430%, due 11/04/10	167,500,000	167,532,366

0.500%, due 12/28/10	89,000,000	89,000,000

0.375%, due 01/19/11	27,615,000	27,615,000

0.570%, due 04/13/11	100,000,000	99,981,689

Federal Home Loan Mortgage Corp.*
0.430%, due 05/17/10(2)	197,500,000	197,462,256

0.220%, due 08/05/10(2)	150,000,000	149,912,000

0.240%, due 08/11/10(2)	125,000,000	124,915,000

0.230%, due 08/24/10(2)	181,110,000	180,976,934

1.450%, due 09/10/10	50,000,000	50,165,698

Federal National Mortgage Association*
0.540%, due 07/12/10(2)	145,000,000	144,843,400

0.188%, due 07/13/10(1)	321,000,000	321,000,000

0.210%, due 08/02/10(2)	115,000,000	114,937,613

0.530%, due 08/02/10(2)	100,000,000	99,863,083

2.875%, due 10/12/10	52,750,000	53,309,771

US Treasury Bills
0.495%, due 07/29/10(2)	90,000,000	89,889,863

0.240%, due 09/16/10(2)	150,000,000	149,862,000

US Treasury Notes
2.375%, due 08/31/10	200,000,000	201,286,152

2.000%, due 09/30/10	152,750,000	153,874,716

1.500%, due 10/31/10	150,000,000	150,792,682

0.875%, due 03/31/11	100,000,000	100,373,098

Total US government and agency obligations
(cost—$3,651,901,157)		3,651,901,157

31

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Time deposit—1.04%

Banking-non-US—1.04%
Citibank N.A., Nassau
0.180%, due 05/03/10 (cost—$236,000,000)	$236,000,000	$236,000,000

Certificates of deposit—12.51%

Banking-non-US—11.62%
Bank of Nova Scotia
1.100%, due 05/11/10	48,000,000	48,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.220%, due 05/11/10	250,000,000	250,000,000

Credit Agricole CIB
0.344%, due 05/17/10(1)	160,000,000	160,000,000

Deutsche Bank AG
0.861%, due 06/18/10(1)	50,000,000	50,042,618

Dnb NOR ASA
0.190%, due 05/12/10	100,000,000	100,000,000

Mizuho Corporate Bank Ltd.
0.250%, due 05/24/10	183,000,000	183,000,000

Natixis
0.240%, due 06/04/10	207,000,000	207,000,000

Nordea Bank Finland
0.750%, due 09/23/10	44,000,000	44,003,516

Rabobank Nederland NV
0.263%, due 05/26/10(1)	200,000,000	200,000,000

Royal Bank of Scotland PLC
0.260%, due 06/17/10	250,000,000	250,000,000

Societe Generale
0.210%, due 05/03/10	200,000,000	200,000,000

0.240%, due 05/21/10	100,000,000	100,000,000

0.270%, due 06/03/10	100,000,000	100,000,000

UniCredito Italiano SpA
0.240%, due 05/05/10	250,000,000	250,000,000

0.240%, due 05/10/10	190,000,000	190,000,000

Westpac Banking Corp.
0.280%, due 05/03/10(1)	214,500,000	214,500,000

0.290%, due 05/03/10(1)	78,500,000	78,500,000

		2,625,046,134

32

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-US—0.89%
State Street Bank & Trust Co.
0.220%, due 05/20/10	$200,000,000	$200,000,000

Total certificates of deposit (cost—$2,825,046,134)		2,825,046,134

Commercial paper(2)—50.55%

Asset backed-banking—1.22%
Atlantis One Funding
0.220%, due 05/03/10	150,000,000	149,998,167

0.220%, due 05/06/10	50,000,000	49,998,472

0.300%, due 05/06/10	75,000,000	74,996,875

		274,993,514

Asset backed-miscellaneous—16.46%
Amsterdam Funding Corp.
0.230%, due 05/17/10	200,000,000	199,979,556

Atlantic Asset Securitization LLC
0.210%, due 05/06/10	100,000,000	99,997,083

0.220%, due 05/17/10	200,000,000	199,980,444

0.240%, due 05/21/10	83,140,000	83,128,915

Barton Capital LLC
0.210%, due 05/04/10	60,004,000	60,002,950

0.230%, due 05/04/10	85,013,000	85,011,371

0.230%, due 05/07/10	50,009,000	50,007,083

0.230%, due 05/10/10	50,010,000	50,007,124

0.230%, due 05/12/10	130,033,000	130,023,862

0.230%, due 05/17/10	30,454,000	30,450,887

0.230%, due 05/24/10	70,000,000	69,989,714

Bryant Park Funding LLC
0.230%, due 05/25/10	150,032,000	150,008,995

Chariot Funding LLC
0.220%, due 05/10/10	50,010,000	50,007,249

Enterprise Funding Co. LLC
0.220%, due 05/03/10	62,000,000	61,999,242

0.230%, due 05/18/10	79,453,000	79,444,371

0.230%, due 05/20/10	50,000,000	49,993,931

0.240%, due 05/27/10	50,000,000	49,991,333

Fairway Finance Co. LLC
0.250%, due 05/26/10	60,950,000	60,939,418

33

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(continued)
Jupiter Securitization Co. LLC
0.220%, due 05/10/10	$45,000,000	$44,997,525

Kitty Hawk Funding Corp.
0.200%, due 05/05/10	150,000,000	149,996,667

Liberty Street Funding LLC
0.210%, due 05/03/10	150,000,000	149,998,250

LMA Americas LLC
0.220%, due 05/10/10	71,700,000	71,696,057

0.250%, due 05/28/10	107,800,000	107,779,787

0.260%, due 06/22/10	100,000,000	99,962,444

Old Line Funding Corp.
0.220%, due 05/14/10	34,804,000	34,801,235

0.220%, due 06/18/10	100,244,000	100,214,595

Ranger Funding Co. LLC
0.210%, due 05/07/10	118,293,000	118,288,860

0.240%, due 05/24/10	50,000,000	49,992,333

0.250%, due 06/02/10	158,890,000	158,854,691

Regency Markets No. 1 LLC
0.230%, due 05/17/10	70,000,000	69,992,844

0.240%, due 05/20/10	100,000,000	99,987,333

Salisbury Receivables Co. LLC
0.220%, due 05/19/10	100,000,000	99,989,000

0.240%, due 06/03/10	100,000,000	99,978,000

Sheffield Receivables Corp.
0.300%, due 07/20/10	50,000,000	49,966,667

Thames Asset Global Securitization No. 1
0.240%, due 05/10/10	51,601,000	51,597,904

0.230%, due 05/17/10	49,160,000	49,154,975

Thunderbay Funding
0.220%, due 06/18/10	50,000,000	49,985,333

0.270%, due 07/14/10	50,000,000	49,972,250

Variable Funding Capital Corp.
0.210%, due 05/06/10	85,000,000	84,997,521

0.210%, due 05/12/10	50,000,000	49,996,792

0.200%, due 05/13/10	40,000,000	39,997,333

0.230%, due 05/20/10	145,000,000	144,982,399

0.240%, due 05/28/10	100,000,000	99,982,000

34

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Windmill Funding Corp.
0.230%, due 05/19/10	$30,000,000	$29,996,550

		3,718,122,873

Asset backed-securities—5.03%
Clipper Receivables Co. LLC
0.220%, due 05/07/10	177,581,000	177,574,489

0.250%, due 06/14/10	200,000,000	199,938,889

0.300%, due 07/20/10	100,000,000	99,933,333

Grampian Funding LLC
0.260%, due 05/04/10	50,000,000	49,998,917

0.260%, due 05/07/10	118,000,000	117,994,887

0.250%, due 05/13/10	176,000,000	175,985,333

0.260%, due 05/25/10	60,000,000	59,989,600

0.320%, due 06/18/10	60,000,000	59,974,400

0.290%, due 06/21/10	75,000,000	74,969,187

0.310%, due 07/13/10	120,000,000	119,924,567

		1,136,283,602

Banking-non-US—4.27%
Bank of Nova Scotia
0.190%, due 05/04/10	200,000,000	199,996,833

BPCE SA
0.250%, due 05/10/10	47,805,000	47,802,012

0.250%, due 05/26/10	130,000,000	129,977,430

Intesa Funding LLC
0.210%, due 05/03/10	200,000,000	199,997,667

0.240%, due 05/20/10	200,000,000	199,974,667

Westpac Securities NZ Ltd.
0.338%, due 05/21/10(1),(3)	60,000,000	60,000,000

0.300%, due 06/11/10	128,000,000	127,956,267

		965,704,876

Banking-US—17.63%
Barclays US Funding Corp.
0.200%, due 05/03/10	113,000,000	112,998,744

0.290%, due 06/25/10	240,000,000	239,893,667

CBA (Delaware) Finance, Inc.
0.300%, due 06/23/10	76,000,000	75,966,433

35

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Banking-US—(concluded)
Danske Corp.
0.220%, due 05/10/10	$200,000,000	$199,989,000

0.235%, due 05/19/10	150,000,000	149,982,375

Deutsche Bank Financial LLC
0.240%, due 05/20/10	250,000,000	249,968,333

0.300%, due 07/20/10	305,000,000	304,796,667

Dexia Delaware LLC
0.290%, due 05/03/10	300,000,000	299,995,167

0.290%, due 05/20/10	135,000,000	134,979,338

0.290%, due 05/24/10	200,000,000	199,962,944

Fortis Funding LLC
0.200%, due 05/04/10	100,000,000	99,998,333

0.210%, due 05/10/10	215,000,000	214,988,713

0.240%, due 05/20/10	250,000,000	249,968,333

ING (US) Funding LLC
0.200%, due 05/03/10	100,000,000	99,998,889

0.210%, due 05/05/10	100,000,000	99,997,667

0.250%, due 06/01/10	145,000,000	144,968,785

0.280%, due 07/13/10	175,000,000	174,900,639

JPMorgan Chase & Co.
0.240%, due 06/01/10	250,000,000	249,948,333

Nordea N.A., Inc.
0.210%, due 05/06/10	150,000,000	149,995,625

0.240%, due 06/01/10	190,000,000	189,960,733

Societe Generale N.A., Inc.
0.250%, due 05/17/10	240,000,000	239,973,333

Toronto-Dominion Holdings USA, Inc.
0.200%, due 05/10/10	100,000,000	99,995,000

		3,983,227,051

Brokerage—0.52%
RBS Holdings USA, Inc.
0.200%, due 05/03/10	118,000,000	117,998,689

Energy-integrated—0.44%
ENI Finance USA, Inc.
0.205%, due 05/12/10	100,000,000	99,993,736

36

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(concluded)

Finance-captive automotive—2.32%
Toyota Motor Credit Corp.
0.230%, due 05/05/10	$250,000,000	$249,993,611

0.270%, due 05/20/10	25,000,000	24,996,438

0.280%, due 05/26/10	250,000,000	249,951,389

		524,941,438

Finance-noncaptive diversified—2.66%
General Electric Capital Corp.
0.210%, due 05/03/10	100,000,000	99,998,833

0.200%, due 05/14/10	500,000,000	499,963,889

		599,962,722

Total commercial paper (cost—$11,421,228,501)		11,421,228,501

US master note—3.61%

Brokerage—3.61%
Banc of America Securities LLC
0.360%, due 05/03/10(1),(4) (cost—$816,000,000)	816,000,000	816,000,000

Short-term corporate obligations—3.26%

Banking-non-US—0.23%
Commonwealth Bank of Australia
0.344%, due 07/28/10(1),(3)	53,000,000	53,000,000

Finance-captive automotive—0.18%
Toyota Motor Credit Corp.
0.250%, due 05/10/10(1)	40,000,000	40,000,000

Supranationals—2.85%
European Bank for Reconstruction & Development
2.875%, due 08/27/10	60,000,000	60,494,687

International Bank for Reconstruction & Development
0.210%, due 05/17/10(2)	250,000,000	249,976,667

0.240%, due 06/28/10(2)	235,000,000	234,909,133

International Finance Corp.
0.700%, due 06/08/10	98,000,000	98,000,000

		643,380,487

Total short-term corporate obligations (cost—$736,380,487)		736,380,487

37

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—12.84%

Repurchase agreement dated 04/30/10 with Banc of America
Securities, 0.190% due 05/03/10, collateralized by
$609,392,100 US Treasury Notes, 2.625% to 3.250%
due 02/29/16 to 07/31/16; (value—$612,000,055);
proceeds: $600,009,500	$600,000,000	$600,000,000

Repurchase agreement dated 04/30/10 with Barclays Bank PLC,
0.190% due 05/03/10, collateralized by $65,473,000
Federal Home Loan Bank obligations, zero coupon to 5.000%
due 06/25/10 to 08/15/12, $348,600,000 Federal Home
Loan Mortgage Corp. obligations, zero coupon to 3.000%
due 06/09/10 to 03/16/15 and $198,000,000 Federal
National Mortgage Association obligations, 2.450% to
3.000% due 04/22/14 to 06/24/15; (value—$612,000,610);
proceeds: $600,009,500	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Deutsche Bank
Securities, Inc., 0.180% due 05/03/10, collateralized by
$608,500,000 Federal Home Loan Mortgage Corp.
obligations, 2.000% to 3.040% due 09/28/12 to 10/01/15;
(value—$612,000,843); proceeds: $600,009,000	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Goldman Sachs &
Co., 0.180% due 05/03/10, collateralized by $315,000,000
Federal Home Loan Mortgage Corp. obligations, zero coupon
due 08/03/10 to 08/24/10 and $295,539,000 Federal
National Mortgage Association obligations, zero coupon to
5.000% due 07/28/10 to 03/15/16; (value—$612,000,197);
proceeds: $600,009,000	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Morgan Stanley &
Co., 0.180% due 05/03/10, collateralized by $91,370,000
Federal Farm Credit Bank obligations, 0.178% to 0.348% due
07/01/11 to 12/14/11 and $421,175,000 Federal Home Loan
Bank obligations, 0.700% to 6.375% due 06/23/11 to
10/26/29; (value—$510,643,086); proceeds: $500,007,500	500,000,000	500,000,000

Repurchase agreement dated 04/30/10 with State Street
Bank & Trust Co., 0.010% due 05/03/10, collateralized by
$1,020,000 US Treasury Bills, zero coupon due 07/08/10;
(value—$1,019,694); proceeds: $997,001	997,000	997,000

Total repurchase agreements (cost—$2,900,997,000)		2,900,997,000

Total investments (cost—$22,587,553,279 which approximates
cost for federal income tax purposes)—99.98%		22,587,553,279

Other assets in excess of liabilities—0.02%		4,315,795

Net assets—100.00%		$22,591,869,074

38

Prime Master Fund

Statement of net assets—April 30, 2010

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2010, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.50% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.61% of net assets, is considered liquid and restricted as of April 30, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(5)	cost	assets	Value	assets

Banc of America Securities LLC,
0.360%, 05/03/10	04/30/10	$816,000,000	3.61%	$816,000,000	3.61%

(5)	Acquisition date represents most recent interest rate reset date on variable rate securities.

Affiliated issuer activity
The table below details the Fund’s activity in an affiliated issuer for the year ended April 30, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/09	04/30/10	04/30/10	04/30/10	04/30/10

UBS Private Money Market
Fund LLC	$102,816,000	$367,633,500	$470,449,500	$—	$7,144

39

Prime Master Fund

Statement of net assets—April 30, 2010

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	79.1%

Japan	4.4

France	4.2

Italy	4.2

Australia	2.4

United Kingdom	1.9

Canada	1.1

Bahamas	1.0

Netherlands	0.9

Norway	0.4

Germany	0.2

Finland	0.2

Total	100.0%

Weighted average maturity—35 days

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,651,901,157	$—	$3,651,901,157

Time deposit	—	236,000,000	—	236,000,000

Certificates of deposit	—	2,825,046,134	—	2,825,046,134

Commercial paper	—	11,421,228,501	—	11,421,228,501

US master note	—	816,000,000	—	816,000,000

Short-term corporate obligations	—	736,380,487	—	736,380,487

Repurchase agreements	—	2,900,997,000	—	2,900,997,000

Total	$—	$22,587,553,279	$—	$22,587,553,279

40

Prime Master Fund

Statement of net assets—April 30, 2010

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Funding agreement

Beginning balance	$260,000,000

Net purchases/(sales)	(260,000,000)

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	$—

See accompanying notes to financial statements

41

Treasury Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

US government obligations—24.54%

US Treasury Bills
0.315%, due 08/26/10(1)	$100,000,000	$99,897,788

0.450%, due 08/26/10(1)	35,000,000	34,948,813

0.220%, due 09/09/10(1)	100,000,000	99,920,126

0.220%, due 09/09/10(1)	93,000,000	92,925,548

0.380%, due 10/21/10(1)	96,000,000	95,824,693

0.235%, due 10/28/10(1)	250,000,000	249,706,250

US Treasury Notes
4.500%, due 05/15/10	150,000,000	150,245,709

2.875%, due 06/30/10	100,000,000	100,369,449

2.750%, due 07/31/10	215,000,000	216,245,188

2.375%, due 08/31/10	142,000,000	142,918,961

2.000%, due 09/30/10	160,000,000	161,099,495

1.500%, due 10/31/10	30,000,000	30,158,536

0.875%, due 12/31/10	100,000,000	100,356,989

0.875%, due 01/31/11	50,000,000	50,187,761

0.875%, due 02/28/11	100,000,000	100,405,942

0.875%, due 03/31/11	75,000,000	75,279,824

Total US government obligations (cost—$1,800,491,072)		1,800,491,072

Repurchase agreements—75.37%

Repurchase agreement dated 04/30/10 with Banc of America
Securities LLC, 0.180% due 05/03/10, collateralized by
$135,991,600 US Treasury Bonds, 4.500% to 7.625% due
11/15/22 to 05/15/38, $174,215,700 US Treasury Bonds
Coupon Strips, zero coupon due 11/15/22 to 11/15/27,
$510,923,500 US Treasury Bonds Principal Strips, 4.250%
to 8.125% due 11/15/16 to 05/15/39, $504,412,827
US Treasury Bonds Strips, zero coupon due 05/15/11 to
08/15/33, $69,408,000 US Treasury Inflation Index Bonds,
2.125% to 3.625% due 04/15/28 to 02/15/40, $85,948,200
US Treasury Inflation Index Notes, 0.625% to 1.875% due
04/15/13 to 07/15/19 and $429,081,000 US Treasury Notes,
1.500% to 5.125% due 09/15/10 to 11/15/19;
(value—$1,428,000,000); proceeds: $1,400,021,000	1,400,000,000	1,400,000,000

42

Treasury Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/10 with Barclays
Bank PLC, 0.190% due 05/03/10, collateralized by
$414,201,600 US Treasury Bonds, 4.500% due 08/15/39
and $1,030,614,300 US Treasury Notes, 3.125% to 3.750%
due 11/15/18 to 05/15/19; (value—$1,428,000,077);
proceeds: $1,400,022,167	$1,400,000,000	$1,400,000,000

Repurchase agreement dated 04/30/10 with Deutsche Bank
Securities, Inc., 0.180% due 05/03/10, collateralized by
$1,822,020,700 US Treasury Bonds Principal Strips,
4.250% to 8.750% due 08/15/20 to 05/15/39,
$82,292,000 US Treasury Inflation Index Bonds, 2.375%
due 01/15/27 and $527,953,400 US Treasury Inflation
Index Notes, 1.375% to 3.375% due 01/15/12 to 07/15/18;
(value—$1,354,866,090); proceeds: $1,328,319,925	1,328,300,000	1,328,300,000

Repurchase agreement dated 04/30/10 with Morgan Stanley &
Co., 0.170% due 05/03/10, collateralized by $22,275,000
US Treasury Bonds Coupon Strips, zero coupon due 11/15/20
to 08/15/22, $1,550,030,900 US Treasury Bonds Principal
Strips, 3.500% to 8.750% due 08/15/19 to 08/15/39 and
$1,131,440,900 US Treasury Bonds Strips, zero coupon due
05/15/10 to 02/15/23 (value—$1,428,000,058);
proceeds: $1,400,019,833	1,400,000,000	1,400,000,000

Repurchase agreement dated 04/30/10 with State Street
Bank & Trust Co., 0.010% due 05/03/10, collateralized by
$280,000 US Treasury Bills, zero coupon due 07/08/10;
(value—$279,916); proceeds: $274,000	274,000	274,000

Total repurchase agreements (cost—$5,528,574,000)		5,528,574,000

Total investments (cost—$7,329,065,072 which approximates
cost for federal income tax purposes)—99.91%		7,329,065,072

Other assets in excess of liabilities—0.09%		6,459,746

Net assets—100.00%		$7,335,524,818

(1)	Interest rates shown are the discount rates at date of purchase.

43

Treasury Master Fund

Statement of net assets—April 30, 2010

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$1,800,491,072	$—	$1,800,491,072

Repurchase agreements	—	5,528,574,000	—	5,528,574,000

Total	$—	$7,329,065,072	$—	$7,329,065,072

Weighted average maturity—40 days

See accompanying notes to financial statements

44

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—89.45%

Alabama—0.70%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.300%, VRD	$5,725,000	$5,725,000

Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.280%, VRD	2,900,000	2,900,000

Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.290%, VRD	5,000,000	5,000,000

		13,625,000

Arizona—2.92%
AK-Chin Indian Community Revenue
0.330%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority Industrial
Development Revenue (Tucson Electric Power Co.),
Series 83C,
0.290%, VRD	30,500,000	30,500,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.250%, VRD	10,800,000	10,800,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.280%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.300%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District
Electric Systems Revenue (Barclays Capital Municipal
Trust Receipts, Series 9W),
0.310%, VRD(1),(2)	3,750,000	3,750,000

		56,350,000

California—4.30%
California Department of Water Resources Power Supply Revenue,
Series B-3,
0.240%, VRD	6,000,000	6,000,000

Series C-1,
0.300%, VRD	19,125,000	19,125,000

45

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)
California Infrastructure & Economic Development Bank Revenue
(Jewish Community Center),
Series A,
0.250%, VRD	$2,700,000	$2,700,000

California State Economic Recovery, Series C-5,
0.260%, VRD	3,775,000	3,775,000

Los Angeles Department of Water & Power Waterworks Revenue,
Subseries B-3,
0.250%, VRD	31,400,000	31,400,000

Metropolitan Water District Southern California Waterworks
Revenue Refunding, Series A-1,
0.300%, VRD	2,745,000	2,745,000

San Diego County Certificates of Participation (San Diego
Foundation),
0.300%, VRD	1,900,000	1,900,000

San Diego County Regional Transportation Commission Sales
Tax Revenue (Limited Tax),
Series C,
0.300%, VRD	15,435,000	15,435,000

		83,080,000

Colorado—1.66%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.350%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-9,
0.270%, VRD	1,800,000	1,800,000

Series C-6,
0.270%, VRD	5,400,000	5,400,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.240%, VRD	5,850,000	5,850,000

Series A2,
0.240%, VRD	3,100,000	3,100,000

Series A3,
0.240%, VRD	3,800,000	3,800,000

		32,025,000

46

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Connecticut—0.59%
Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.270%, VRD	$1,575,000	$1,575,000

Connecticut State (JP Morgan PUTTERs, Series 1170) (FGIC Insured),
0.400%, VRD(1),(2)	9,925,000	9,925,000

		11,500,000

District of Columbia—0.31%
District of Columbia Revenue (Pooled Loan Program),
Series A,
0.330%, VRD	5,980,000	5,980,000

Florida—3.93%
Gainesville Utilities System Revenue,
Series A,
0.260%, VRD	2,495,000	2,495,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.290%, VRD	9,550,000	9,550,000

Series C (NATL-RE Insured),
0.290%, VRD	5,040,000	5,040,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist),
Series D,
0.290%, VRD	11,710,000	11,710,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.330%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three D-1,
0.290%, VRD	4,870,000	4,870,000

Series Three D-2-A,
0.280%, VRD	10,685,000	10,685,000

JEA Water & Sewer Revenue System, Subseries B-1,
0.280%, VRD	15,265,000	15,265,000

Orange County School Board Certificates of Participation,
Series E,
0.290%, VRD	4,745,000	4,745,000

Orlando Utilities Commission Utility System Revenue,
0.300%, VRD	2,600,000	2,600,000

		75,935,000

47

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—2.58%
Forsyth County Water & Sewer Authority Revenue (JP Morgan
PUTTERs, Series 2253) (AGM Insured),
0.300%, VRD(1),(2)	$9,750,000	$9,750,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.320%, VRD	4,000,000	4,000,000

Monroe County Development Authority Pollution Control
Revenue (Oglethorpe Power Corp.),
Series B,
0.260%, VRD	4,000,000	4,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.300%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series B-2,
0.260%, VRD	8,300,000	8,300,000

Series C-3,
0.260%, VRD	1,700,000	1,700,000

Series C-4,
0.260%, VRD	7,900,000	7,900,000

Series C5,
0.260%, VRD	8,400,000	8,400,000

Thomasville Hospital Authority Revenue Anticipation Certificates
(John Archbold),
Series B,
0.300%, VRD	3,835,000	3,835,000

		49,885,000

Idaho—0.62%
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	12,000,000	12,041,242

Illinois—5.15%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.310%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.240%, VRD	13,300,000	13,300,000

48

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(continued)
Chicago (Neighborhoods Alive 21),
Series B,
0.250%, VRD	$8,900,000	$8,900,000

Chicago (Pre-refunded with REFCORP Strips and State and
Local Government Securities to 07/01/10 @ 101),
Series A (FGIC Insured)
6.750%, due 07/01/10	1,425,000	1,453,875

Chicago Refunding,
Series F,
0.240%, VRD	10,550,000	10,550,000

Chicago Sales Tax Revenue Refunding,
0.240%, VRD	3,600,000	3,600,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-3,
0.250%, VRD	5,800,000	5,800,000

Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.300%, VRD	11,700,000	11,700,000

Illinois Educational Facilities Authority Revenues (ACI/Cultural
Pooled Financing),
0.320%, VRD	14,680,000	14,680,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.300%, VRD	2,360,000	2,360,000

Illinois Finance Authority Revenue (Rehab Institute Chicago),
Series C,
0.270%, VRD	2,175,000	2,175,000

Illinois Health Facilities Authority Revenue (Revolving Pooled
Financing),
Series B,
0.250%, VRD	1,200,000	1,200,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.300%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority Revenue
(Two Rivers YMCA Project),
0.280%, VRD	4,830,000	4,830,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Quincy Revenue Refunding (Blessing Hospital),
0.250%, VRD	$6,600,000	$6,600,000

		99,648,875

Indiana—2.40%
Indiana Finance Authority Revenue (Ascension Health),
Series CR-E-4, (Mandatory Put 05/17/10 @ 100),
0.390%, due 05/17/10	8,000,000	8,000,000

Indiana Finance Authority Revenue (Ascension),
Series E5, (Mandatory Put 06/15/10 @ 100),
0.330%, due 06/15/10	4,090,000	4,090,000

Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.310%, VRD	4,440,000	4,440,000

Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.250%, VRD	10,600,000	10,600,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.300%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.340%, VRD	9,200,000	9,200,000

Purdue University Revenues (Student Fee),
Series X,
5.000%, due 07/01/10	1,585,000	1,596,610

		46,326,610

Iowa—0.15%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.280%, VRD	2,880,000	2,880,000

Kansas—0.78%
Kansas State Department of Transportation Highway Revenue,
Series A-1,
0.250%, VRD	10,000,000	10,000,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kansas—(concluded)
Lawrence Temporary Notes,
Series I,
2.000%, due 10/01/10	$5,120,000	$5,149,902

		15,149,902

Kentucky—2.01%
Breckinridge County Lease Program Revenue (Kentucky Association
Leasing Trust),
Series A,
0.250%, VRD	9,495,000	9,495,000

Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.250%, VRD	1,735,000	1,735,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
0.250%, VRD	10,075,000	10,075,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.250%, VRD	5,640,000	5,640,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.280%, VRD	4,880,000	4,880,000

		38,825,000

Maine—0.15%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.350%, VRD(1),(2)	2,980,000	2,980,000

Maryland—2.79%
Easton Revenue (William Hill Manor),
Series C,
0.300%, VRD	3,305,000	3,305,000

Maryland Health & Higher Educational Facilities Authority Revenue
(John Hopkins University),
Series B,
0.280%, VRD	21,665,000	21,665,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority Revenue
(Stevenson University),
0.310%, VRD	$8,910,000	$8,910,000

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.350%, VRD	12,915,000	12,915,000

Series A-7,
0.350%, VRD	7,100,000	7,100,000

		53,895,000

Massachusetts—6.73%
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Series A-1,
0.320%, VRD	8,000,000	8,000,000

Massachusetts Department of Transportation Metropolitan
Highway System Revenue (Contract Assistance),
Series A1,
0.280%, VRD	8,200,000	8,200,000

Series A5,
0.310%, VRD	10,000,000	10,000,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.260%, VRD	5,560,000	5,560,000

Series U-6E,
0.260%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.230%, VRD	4,250,000	4,250,000

Massachusetts Development Finance Agency Revenue Refunding
(Higher Education-Smith College),
0.230%, VRD	1,366,000	1,366,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.350%, VRD	13,500,000	13,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.300%, VRD(1),(2)	10,000,000	10,000,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue
(Henry Heywood),
Series C,
0.280%, VRD	$3,000,000	$3,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Museum of Fine Arts),
Series A1,
0.250%, VRD	9,500,000	9,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare Systems),
Series F3,
0.270%, VRD	4,100,000	4,100,000

Series I-1,
0.250%, VRD	2,000,000	2,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Pooled Loan Program),
Series N,
0.280%, VRD	9,170,000	9,170,000

Massachusetts Health & Educational Facilities Authority Revenue
(Williams College),
Series I,
0.230%, VRD	4,874,000	4,874,000

Series J,
0.300%, VRD	12,700,000	12,700,000

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.310%, VRD	4,000,000	4,000,000

Massachusetts Water Resources Authority Refunding (General),
Series A,
0.310%, VRD	6,290,000	6,290,000

		130,010,000

Michigan—1.21%
Green Lake Township Economic Development Corp. Revenue
Refunding (Interlochen Center Project),
0.250%, VRD	1,300,000	1,300,000

Michigan State Hospital Finance Authority Revenue (Ascension
Health Senior Credit Group),
Subseries F-5,
0.280%, VRD	10,700,000	10,700,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
Michigan State Notes,
Series A,
2.000%, due 09/30/10	$5,000,000	$5,030,477

University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.240%, VRD	1,500,000	1,500,000

University of Michigan University Revenues,
Series B,
0.260%, VRD	4,935,000	4,935,000

		23,465,477

Minnesota—0.74%
Arden Hills Housing & Health Care Facilities Revenue
(Presbyterian Homes),
Series B,
0.280%, VRD	2,000,000	2,000,000

Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.300%, VRD	1,485,000	1,485,000

Minnesota State 911 Revenue (Public Safety Commission),
2.000%, due 06/01/10	3,830,000	3,834,043

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series E, (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	7,000,000	7,000,000

		14,319,043

Mississippi—1.33%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.250%, VRD	10,000,000	10,000,000

Mississippi Development Bank Special Obligation (Jackson
County Industrial Water System),
0.250%, VRD	10,700,000	10,700,000

Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services),
Series 1,
0.270%, VRD	5,000,000	5,000,000

		25,700,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—2.74%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Baptist College),
0.280%, VRD	$3,900,000	$3,900,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.280%, VRD	4,530,000	4,530,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series B-2,
0.270%, VRD	9,200,000	9,200,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.270%, VRD	2,500,000	2,500,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (BJC Health Systems),
Series C,
0.250%, VRD	5,000,000	5,000,000

Missouri State Health & Educational Facilities Authority
Revenue (Ascension Health),
Series CR-C-5, (Mandatory Put 05/17/10 @ 100),
0.390%, due 05/17/10	12,500,000	12,500,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.280%, VRD	2,400,000	2,400,000

St. Louis Industrial Development Authority Cultural Facilities
Revenue (Art Museum Project),
Series B,
0.260%, VRD	5,150,000	5,150,000

University of Missouri Revenue (System Facilities),
Series A,
0.250%, VRD	2,725,000	2,725,000

Series B,
0.250%, VRD	5,100,000	5,100,000

		53,005,000

Montana—1.06%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.310%, VRD	17,500,000	17,500,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Montana—(concluded)
Montana Facility Finance Authority Revenue (Sisters of Charity
Health Systems),
0.270%, VRD	$2,900,000	$2,900,000

		20,400,000

Nebraska—0.51%
Lancaster County Hospital Authority No. 1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.280%, VRD	9,800,000	9,800,000

New Hampshire—0.54%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
Series A,
0.250%, VRD	10,400,000	10,400,000

New Jersey—1.09%
New Jersey Economic Development Authority School Revenue
(Facilities Construction),
Subseries R-1,
0.250%, VRD	21,000,000	21,000,000

New Mexico—0.28%
Albuquerque Educational Facilities Revenue
(Albuquerque Academy Project),
0.300%, VRD	3,315,000	3,315,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
0.260%, VRD	2,100,000	2,100,000

		5,415,000

New York—8.38%
Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	1,000,000	1,006,475

Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-2,
0.310%, VRD	5,900,000	5,900,000

New York City Capital Resources Corp. Revenue (Loan Enhanced
Assistance),
Series B-1,
0.300%, VRD	1,900,000	1,900,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.310%, VRD	$6,400,000	$6,400,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.310%, VRD(1),(2)	5,470,000	5,470,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.330%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A-2,
0.250%, VRD	2,100,000	2,100,000

Subseries B-3,
0.310%, VRD	1,100,000	1,100,000

New York City Transitional Finance Authority,
Subseries-2A,
0.240%, VRD	175,000	175,000

New York City Trust for Cultural Resources Revenue Refunding
(American Museum of Natural History),
Series B1,
0.250%, VRD	29,325,000	29,325,000

New York Dormitory Authority Revenues (Citigroup ROCS,
Series RR-II-R-11560),
0.310%, VRD(1),(2)	2,070,000	2,070,000

New York State Housing Finance Agency Revenue
(320 West 38th Street),
Series A,
0.280%, VRD	4,000,000	4,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.310%, VRD	7,100,000	7,100,000

New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.250%, VRD	1,200,000	1,200,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York State Housing Finance Agency Revenue (West 37th Street),
Series B,
0.320%, VRD	$9,400,000	$9,400,000

New York State Local Government Assistance Corp.,
Series G,
0.260%, VRD	800,000	800,000

New York State Urban Development Corp. Revenue Refunding
(Service Contract),
Series A-5,
0.250%, VRD	9,700,000	9,700,000

New York State Urban Development Corp. Revenue (State Facilities),
Series A3B,
0.300%, VRD	5,500,000	5,500,000

New York,
Subseries A-9,
0.250%, VRD	1,800,000	1,800,000

Subseries H-1,
0.240%, VRD	1,500,000	1,500,000

Subseries L-5,
0.250%, VRD	5,000,000	5,000,000

Suffolk County Tax Anticipation Notes,
2.000%, due 08/12/10	5,000,000	5,023,385

Tompkins County Industrial Development Agency Revenue Civic
Facilities (Cornell University),
Series B,
0.280%, VRD	5,500,000	5,500,000

Triborough Bridge & Tunnel Authority Revenues Bond
Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,082,582

		162,002,442

North Carolina—2.51%
Charlotte Water & Sewer System Revenue,
Series B,
0.300%, VRD	4,500,000	4,500,000

Guilford County,
Series B,
0.290%, VRD	1,855,000	1,855,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Mecklenburg County,
Series B,
0.300%, VRD	$10,770,000	$10,770,000

New Hanover County (School),
0.300%, VRD	2,835,000	2,835,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.300%, VRD	5,925,000	5,925,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.270%, VRD	11,000,000	11,000,000

Wake County,
Series B,
0.310%, VRD	11,700,000	11,700,000

		48,585,000

Ohio—1.77%
Columbus (Sanitation Sewer),
Series 1,
0.250%, VRD	2,820,000	2,820,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.300%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.250%, VRD	3,530,000	3,530,000

Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.),
Series A,
0.280%, VRD	6,000,000	6,000,000

Ohio Economic Development Revenue (YMCA Greater
Cincinnati Project),
0.270%, VRD	3,540,000	3,540,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.300%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.250%, VRD	5,665,000	5,665,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.250%, VRD	$6,135,000	$6,135,000

		34,185,000

Oklahoma—0.73%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.330%, VRD	14,100,000	14,100,000

Oregon—1.27%
Oregon (Veterans Welfare),
Series 83,
0.280%, VRD	15,225,000	15,225,000

Oregon Health Sciences University Revenue,
Series B-1,
0.270%, VRD	6,000,000	6,000,000

Series B-2,
0.270%, VRD	3,300,000	3,300,000

		24,525,000

Pennsylvania—3.87%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.260%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority University
Revenue Refunding (Carnegie Mellon University),
0.260%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center),
Series B-2,
0.270%, VRD	12,500,000	12,500,000

Butler County Hospital Authority Hospital Revenue (Butler
Health System Project),
Series A,
0.290%, VRD	4,500,000	4,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.280%, VRD	2,600,000	2,600,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Geisinger Authority Health System (Geisinger Health System),
Series B,
0.240%, VRD	$2,100,000	$2,100,000

0.260%, VRD	7,300,000	7,300,000

Series C,
0.240%, VRD	1,000,000	1,000,000

Montgomery County,
Series A,
0.260%, VRD	1,500,000	1,500,000

Pennsylvania Tax Anticipation Notes,
1.500%, due 06/30/10	20,000,000	20,039,537

Philadelphia School District Refunding,
Series C,
0.260%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.270%, VRD	2,500,000	2,500,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, VRD	6,000,000	6,097,680

		74,887,217

South Carolina—0.32%
South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series D,
0.300%, VRD	3,055,000	3,055,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.300%, VRD	3,150,000	3,150,000

		6,205,000

Tennessee—3.14%
Metropolitan Government of Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.260%, VRD	17,775,000	17,775,000

Series A-1,
0.260%, VRD	15,250,000	15,250,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.270%, VRD	$1,600,000	$1,600,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.300%, VRD	5,000,000	5,000,000

Shelby County Refunding,
Series C,
0.340%, VRD	20,980,000	20,980,000

		60,605,000

Texas—10.83%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.310%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.300%, VRD(1),(2)	7,750,000	7,750,000

Frisco Certificates of Obligation (Barclays Capital Municipal
Trust Receipts, Series 188) (AGM Insured),
0.310%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Series C-2,
0.240%, VRD	10,850,000	10,850,000

Harris County Health Facilities Development Corp. Hospital
Revenue (Baylor College of Medicine),
Series A1,
0.290%, VRD	6,450,000	6,450,000

Series A2,
0.250%, VRD	7,100,000	7,100,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.240%, VRD	24,700,000	24,700,000

Series A-2,
0.240%, VRD	6,000,000	6,000,000

Harris County Refunding (Toll Road Senior Lien),
Series B2, (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,029,910

62

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.250%, VRD	$3,000,000	$3,000,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.290%, VRD	9,000,000	9,000,000

Series B-4,
0.290%, VRD	11,750,000	11,750,000

Series B-6,
0.250%, VRD	18,300,000	18,300,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.280%, VRD	17,500,000	17,500,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.270%, VRD	4,200,000	4,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.350%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.300%, VRD	5,450,000	5,450,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.250%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.310%, VRD(1),(2)	6,205,000	6,205,000

Texas (JP Morgan PUTTERs, Series 3238),
0.300%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.300%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.300%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	5,000,000	5,034,443

University of Texas Permanent University Fund System,
Series A,
0.220%, VRD	2,270,000	2,270,000

63

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	$11,025,000	$11,025,000

0.230%, VRD	7,270,000	7,270,000

Waco Educational Finance Corp. Revenue Refunding
(Baylor University),
Series A,
0.270%, VRD	2,200,000	2,200,000

		209,449,353

Vermont—1.38%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
0.500%, VRD	4,350,000	4,350,000

Series B
0.500%, VRD	5,300,000	5,300,000

Winooski Special Obligation Refunding,
Series A,
0.250%, VRD	17,000,000	17,000,000

		26,650,000

Virginia—2.02%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series B,
0.240%, VRD	1,600,000	1,600,000

Series D,
0.270%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A,
0.23%, VRD, Mandatory Put 5/05/10 @ 100	6,000,000	6,000,000

0.48%, VRD, Mandatory Put 5/13/11 @ 100	10,000,000	10,000,000

University of Virginia University Revenues (General),
Series A,
0.230%, VRD	9,290,000	9,290,000

Virginia University Health System Authority Revenue (General),
Series C,
0.290%, VRD	8,875,000	8,875,000

		39,090,000

64

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—4.73%
Central Puget Sound Regional Transportation Authority Sales &
Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.300%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.350%, VRD(1),(2)	14,150,000	14,150,000

King County (Multi Modal Ltd. Tax Sewer),
Series A,
0.270%, VRD	8,165,000	8,165,000

King County Sewer Revenue (Junior Lien),
Series A,
0.300%, VRD	19,380,000	19,380,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.310%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001 Electric
Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10	5,000,000	5,004,944

Series B,
2.000%, due 08/05/10	4,000,000	4,016,081

Washington (Citigroup ROCS, Series RR-II-R-11145) (AGM Insured),
0.310%, VRD(1),(2)	6,750,000	6,750,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-5,
0.290%, VRD	7,235,000	7,235,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments), (FNMA Insured),
0.300%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.290%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.270%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(AGM Insured),
0.310%, VRD(1),(2)	4,955,000	4,955,000

		91,381,025

65

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—0.94%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	$11,675,000	$11,703,277

Wisconsin Health & Educational Facilities Authority Revenue
(Aurora Health Care),
Series B,
0.290%, VRD	2,600,000	2,600,000

Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.280%, VRD	3,840,000	3,840,000

		18,143,277

Wyoming—0.29%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.280%, VRD	5,100,000	5,100,000

Series B,
0.320%, VRD	600,000	600,000

		5,700,000

Total municipal bonds and notes (cost—$1,729,149,463)		1,729,149,463

Tax-exempt commercial paper—11.31%

California—0.78%
Kaiser Permanente,
0.230%, due 05/06/10	15,000,000	15,000,000

Florida—1.29%
Florida Local Government,
0.300%, due 06/07/10	24,926,000	24,926,000

Illinois—0.10%
Illinois Educational Facilities Authority Revenue,
0.300%, due 08/02/10	2,000,000	2,000,000

Louisiana—0.78%
St. James Parish Pollution Control,
0.260%, due 05/10/10	15,000,000	15,000,000

Maryland—1.57%
Baltimore County,
0.250%, due 05/03/10	30,400,000	30,400,000

66

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Massachusetts—1.11%
Harvard University,
0.320%, due 06/01/10	$10,000,000	$10,000,000

Massachusetts Bay Transportation,
0.250%, due 05/06/10	6,500,000	6,500,000

State of Massachussets,
0.320%, due 05/11/10	5,000,000	5,000,000

		21,500,000

Michigan—0.60%
Trinity Health Credit Group,
0.180%, due 05/10/10	11,700,000	11,700,000

Minnesota—2.00%
Mayo Clinic,
0.230%, due 05/04/10	5,000,000	5,000,000

0.270%, due 05/20/10	6,000,000	6,000,000

0.300%, due 05/24/10	10,000,000	10,000,000

0.300%, due 06/01/10	17,600,000	17,600,000

		38,600,000

New York—0.25%
Columbia University,
0.300%, due 08/02/10	4,780,000	4,780,000

Ohio—0.52%
Cleveland Clinic,
0.270%, due 06/03/10	10,000,000	10,000,000

Tennessee—0.31%
Vanderbilt University,
0.400%, due 10/19/10	6,000,000	6,000,000

Texas—1.26%
Houston Combined Utility System,
0.230%, due 05/24/10	3,750,000	3,750,000

Methodist Hospital,
0.400%, due 06/15/10	12,000,000	12,000,000

San Antonio Electric & Gas,
0.270%, due 05/03/10	5,000,000	5,000,000

0.300%, due 05/03/10	3,700,000	3,700,000

		24,450,000

67

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Wyoming—0.74%
PacificCorp.,
0.230%, due 05/05/10	$2,000,000	$2,000,000

Sweetwater County,
0.230%, due 05/03/10	12,225,000	12,225,000

		14,225,000

Total tax-exempt commercial paper (cost—$218,581,000)		218,581,000

Total investments (cost—$1,947,730,463 which approximates cost for federal income tax purposes)—100.76%		1,947,730,463

Liabilities in excess of other assets—(0.76)%		(14,598,948)

Net assets—100.00%		1,933,131,515

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.23% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2010 and reset periodically.

68

Tax-Free Master Fund

Statement of net assets—April 30, 2010

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,729,149,463	$—	$1,729,149,463

Tax-exempt commercial paper	—	218,581,000	—	218,581,000

Total	$—	$1,947,730,463	$—	$1,947,730,463

Weighted average maturity—14 days

See accompanying notes to financial statements

69

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 to April 30, 2010.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

70

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

71

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.70	$0.45	0.09%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

Treasury Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.40	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.80	$0.45	0.09%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

72

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	35 days	54 days	36 days

Net assets (bln)	$22.6	$19.6	$19.6

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Commercial paper	50.6%	51.3%	44.8%

US government and agency obligations	16.2	18.3	17.8

Repurchase agreements	12.8	12.9	12.0

Certificates of deposit	12.5	12.3	14.7

US master note	3.6	3.0	2.0

Short-term corporate obligations	3.3	1.8	5.5

Time deposit	1.0	1.4	1.2

Bank notes	—	—	1.4

Funding agreement	—	—	1.3

Money market funds	—	—	0.5

Other assets less liabilities	0.0 (3)	(1.0)	(1.2)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

73

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	40 days	54 days	37 days

Net assets (bln)	$7.3	$7.6	$10.7

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Repurchase agreements	75.4%	62.8%	44.7%

US government obligations	24.5	37.0	55.2

Other assets less liabilities	0.1	0.2	0.1

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

74

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	14 days	15 days	14 days

Net assets (bln)	$1.9	$2.1	$2.8

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Municipal bonds and notes	89.5%	93.4%	87.0%

Tax-exempt commercial paper	11.3	5.9	8.5

Money market funds	—	0.7	4.2

Other assets less liabilities	(0.8)	0.0 (3)	0.3

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

75

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the year ended
April 30, 2010

Prime Master Fund

Investment income:
Interest	$72,793,758

Affiliated securities lending income	7,144

72,800,902

Expenses:
Investment advisory and administration fees	20,801,121

Trustees’ fees	81,782

20,882,903

Less: Fee waivers by advisor	(616,491)

Net expenses	20,266,412

Net investment income	52,534,490

Net realized gain from investment activities	201,183

Net increase in net assets resulting from operations	$52,735,673

Treasury Master Fund

Investment income:
Interest	$18,807,232

Expenses:
Investment advisory and administration fees	8,449,510

Trustees’ fees	40,608

Net expenses	8,490,118

Net investment income	10,317,114

Net realized gain from investment activities	132,304

Net increase in net assets resulting from operations	$10,449,418

Tax-Free Master Fund

Investment income:
Interest	$6,676,416

Expenses:
Investment advisory and administration fees	2,227,379

Trustees’ fees	19,712

Interest expense	3,123

2,250,214

Less: Fee waivers by advisor	(54,628)

Net expenses	2,195,586

Net investment income	4,480,830

Net realized gain from investment activities	164,409

Net increase in net assets resulting from operations	$4,645,239

See accompanying notes to financial statements

76

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

Prime Master Fund

From operations:
Net investment income	$52,534,490	$291,333,214

Net realized gain (loss) from investment activities	201,183	(95,374)

Net increase in net assets resulting from operations	52,735,673	291,237,840

Net increase in net assets from beneficial interest transactions	2,931,246,583	5,368,548,119

Net increase in net assets	2,983,982,256	5,659,785,959

Net assets:
Beginning of year	19,607,886,818	13,948,100,859

End of year	$22,591,869,074	$19,607,886,818

Treasury Master Fund

From operations:
Net investment income	$10,317,114	$69,464,085

Net realized gain from investment activities	132,304	3,665

Net increase in net assets resulting from operations	10,449,418	69,467,750

Net increase (decrease) in net assets from beneficial interest transactions	(3,374,821,928)	3,919,045,621

Net increase (decrease) in net assets	(3,364,372,510)	3,988,513,371

Net assets:
Beginning of year	10,699,897,328	6,711,383,957

End of year	$7,335,524,818	$10,699,897,328

Tax-Free Master Fund

From operations:
Net investment income	$4,480,830	$45,352,482

Net realized gain from investment activities	164,409	187,651

Net increase in net assets resulting from operations	4,645,239	45,540,133

Net increase (decrease) in net assets from beneficial interest transactions	(841,553,891)	82,384,475

Net increase (decrease) in net assets	(836,908,652)	127,924,608

Net assets:
Beginning of year	2,770,040,167	2,642,115,559

End of year	$1,933,131,515	$2,770,040,167

See accompanying notes to financial statements

77

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the years ended April 30,				For the period
					August 28, 2007(1) to
	2010		2009		April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$22,591,869		$19,607,887		$13,948,101

Expenses to average net assets, before fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Net investment income to average net assets	0.25%		1.90%		4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$7,335,525		$10,699,897		$6,711,384

Expenses to average net assets, before fee waivers by advisor	0.10%		0.10	%(4)	0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10%		0.10	%(4)	0.10	%(2)

Net investment income to average net assets	0.12%		0.77%		2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,933,132		$2,770,040		$2,642,116

Expenses to average net assets, before fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10	%(4)	0.04%		0.00	%(2),(3)

Net investment income to average net assets	0.20%		1.42%		2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.
(4)	Waivers by advisor represent less than 0.005%.

See accompanying notes to financial statements

78

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Master Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Master Funds’ financial statement disclosures.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Under certain circumstances, the Master Funds may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2010, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,843,607, $619,044 and $163,371, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses.

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At April 30, 2010, UBS Global AM owed $20,449, $9,162 and $4,359 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

From December 16, 2009, until January 31, 2010, UBS Global AM voluntarily waived 0.02% of its investment advisory and administration fee for Prime Master Fund and Tax-Free Master Fund. As a result, the total ordinary annual operating expenses were reduced to 0.08% from December 16, 2009, until January 31, 2010, at which time the waiver of the management fees was reduced 0.01% per week over two weeks so that such waiver completely expired by the third week of February 2010. For the year ended April 30, 2010, UBS Global AM voluntarily waived $616,491 and $54,628 for Prime Master Fund and Tax-Free Master Fund, respectively.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2010, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$113,176,244,945

Treasury Master Fund	289,616,627,498

Tax-Free Master Fund	1,419,784,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds, lending agent. At April 30, 2010, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 1.00%. For the year ended April 30, 2010, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $7,878,223 for 16 days with a related weighted average annualized interest rate of 0.892%, which resulted in $3,123 of interest expense payable by UBS Global AM.

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Other liabilities
At April 30, 2010, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Tax-Free Master Fund	$16,097,680

* Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the years ended April 30,

Prime Master Fund	2010	2009

Contributions	$42,776,750,451	$33,455,610,806

Withdrawals	(39,845,503,868)	(28,087,062,687)

Net increase in beneficial interest	$2,931,246,583	$5,368,548,119

	For the years ended April 30,

Treasury Master Fund	2010	2009

Contributions	$10,240,126,831	$19,523,208,625

Withdrawals	(13,614,948,759)	(15,604,163,004)

Net increase (decrease) in beneficial interest	$(3,374,821,928)	$3,919,045,621

	For the years ended April 30,

Tax-Free Master Fund	2010	2009

Contributions	$2,552,766,939	$4,111,522,730

Withdrawals	(3,394,320,830)	(4,029,138,255)

Net increase (decrease) in beneficial interest	$(841,553,891)	$82,384,475

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 29, 2010

86

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

87

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg;†† 68 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

88

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

89

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 75 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 69 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 63 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

90

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of the audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc. and The New Germany Fund, Inc.

91

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Bernard H. Garil; 70 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 50 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

92

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Garil is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

93

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

94

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark E. Carver*; 46	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

95

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Thomas Disbrow*; 44	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 45	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

96

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Elbridge T. Gerry III*; 53	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Erin O. Houston*, 33	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

97

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 52	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global Asset Management—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 42	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

98

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Tammie Lee*; 39	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/ Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 40	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

99

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 48	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Ryan Nugent*; 32	Vice President	Since 2005	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds since February 2002. Mr. Nugent is a vice president of four investment companies (consisting of 18 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

100

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Nancy Osborn*; 44	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 36	Vice President	Since 2001	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

101

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Eric Sanders*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

102

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 53	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

103

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 48	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

104

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Annual Report
April 30, 2010

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

June 14, 2010

Dear shareholder,
We present you with the annual report for the UBS Select Preferred Series of Funds, namely the UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the “Funds”) for the 12 months ended April 30, 2010.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

• UBS Select Prime Preferred Fund: 0.16% as of April 30, 2010, versus 0.13% as of October 31, 2009.

• UBS Select Treasury Preferred Fund: 0.07% as of April 30, 2010, versus 0.01% as of October 31, 2009.

• UBS Select Tax-Free Preferred Fund: 0.16% as of April 30, 2010, versus 0.09% as of October 31, 2009.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 8.

UBS Select Prime
Preferred Fund

UBS Select Treasury
Preferred Fund

Investment goals
(both Funds):
Maximum current income
consistent with liquidity and
capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Tax-Free
Preferred Fund

Investment goal:
Maximum current income
exempt from federal income tax
consistent with liquidity and the
preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

An Interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While economic growth in the US was still strained when the reporting period began, it is generally believed that the recession—considered to be the longest since the Great Depression—has since ended.[1] Signs of growth first appeared in the third quarter of 2009, when gross domestic product (“GDP”) growth increased by 2.2%. Economic activity continued to expand through the remainder of the period, spurred on in part by the federal government’s $787 billion stimulus program, increased consumer spending and improved manufacturing activity as companies moved to rebuild inventories amid rising demand.

Q.	How did the Fed react to this economic environment?
A.	Although the economy strengthened during the reporting period, the Fed remained concerned about continued high unemployment, which was an elevated 9.9% in April 2010. As a result, the Fed maintained its highly accommodative monetary policy, keeping the fed funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) During its April 2010 meeting, the Fed reasserted the rationale for this policy, stating that “...economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•	In the Master Fund in which UBS Select Prime Preferred Fund invests, the weighted average maturity was 36 days when the reporting period began. As the reporting period continued and the credit markets stabilized, we increased the Master Fund’s weighted average maturity significantly, reaching 54 days on October 31, 2009.

[1]	The National Bureau of Economic Research (NBER) defines economic recession as: “a significant decline in the economic activity spread across the economy, lasting more than a few months, normally visible in real GDP growth, real personal income, employment (non-farm payrolls), industrial production and wholesale/retail sales.”

2

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

However, during the second half of the reporting period, we reduced the Master Fund’s weighted average maturity, ending the period at 35 days, in order to minimize pricing volatility and to meet potential redemption requests in anticipation of the effectiveness of the Securities and Exchange Commission’s new requirements related to money market funds (see below for more information). In addition, it was our expectation that interest rates would rise as the Fed began to take steps—ahead of any moves to increase the fed funds rate—to remove current high levels of liquidity from the market.

At the issuer level, we maintained a greater-than-usual level of diversification over the fiscal year by investing in smaller positions, with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the period, we gradually increased our single issuer exposure, typically purchasing up to 3.00% in single nongovernment issuers toward the end of the reporting period. The Master Fund is generally able to hold up to 5.00% in any one issuer (subject to certain exceptions).

We increased the Master Fund’s exposure to commercial paper over the 12-month period. In addition, we decreased the Master Fund’s exposure to certificates of deposit, US government and agency obligations, and short-term corporates, while slightly increasing our exposure to repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.

•	In the Master Fund in which UBS Select Treasury Preferred Fund invests, we began the reporting period with an emphasis on investments in US government obligations. This was due to the flight to quality that had occurred in the financial market. As the reporting period progressed, we switched our emphasis to repurchase agreements backed by Treasury obligations since their yields were generally higher than those offered through direct investments in Treasuries. Repurchase agreements also often have the added advantage of providing increased liquidity.

•	In the Master Fund in which UBS Select Tax-Free Preferred Fund invests, the weighted average maturity remained relatively flat at around 14 days over the reporting period. Throughout the reporting period, we focused our efforts on adding yield, while maintaining current duration levels, by reinvesting proceeds from maturing

3

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

notes in municipal commercial paper. We invested in commercial paper in the 90 day range to maximize yield in a relatively flat municipal yield curve environment. Additionally, we stressed debt investments in state and local general obligations as well as revenue bonds from essential service providers. We continued to diversify away from variable rate demand notes,[2] also known as “VRDNs,” with liquidity and letter of credit enhancement providers from weaker regional banks into self-liquidity[3] and stronger, more diversified enhancement providers.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	While the worst of the global recession appears to be over, a number of uncertainties remain regarding the sustainability of the economic recovery. Unemployment remains high and the government’s stimulus programs are scheduled to largely expire as the year progresses. Given this environment, yields on money market securities could remain low, and there could be periods of increased market volatility.

Q.	How will regulatory changes announced earlier this year impact the Fund?
A.	On January 27, 2010, the Securities and Exchange Commission (“SEC”) voted to adopt rule amendments designed to strengthen the regulations governing money market funds. The amendments impose new liquidity, credit quality and maturity limits. They also enhance disclosures by, among other things, requiring the monthly posting of portfolio holdings reports (beginning in October 2010). UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) welcomes the SEC’s approval of these new requirements. We believe that they will fortify the money market sector and are consistent with our long-standing conservative approach to the management of our US money market funds.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

[2]	A Variable Rate Demand Note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put”, securities at par with seven days’ notice—or, in some cases, one day’s notice.

[3]	When a self-liquidity VRDN is issued, the issuer agrees to repurchase bonds that have been tendered, but not yet remarketed, without procuring a third-party liquidity facility.

4

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Managing Director
UBS Select Tax-Free Preferred Fund	UBS Global Asset Management
Managing Director	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Preferred Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how each Fund performed during the 12 months ended April 30, 2010. The views and opinions in the letter were current as of June 14, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 to April 30, 2010.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

6

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Preferred Fund

			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value	11/01/09 to	during the
	November 1, 2009	April 30, 2010	04/30/10	period

Actual	$1,000.00	$1,000.70	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

UBS Select Treasury Preferred Fund

			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value	11/01/09 to	during the
	November 1, 2009	April 30, 2010	04/30/10	period

Actual	$1,000.00	$1,000.20	$0.69	0.14%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Tax-Free Preferred Fund

			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value	11/01/09 to	during the
	November 1, 2009	April 30, 2010	04/30/10	period

Actual	$1,000.00	$1,000.70	$0.60	0.12%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	0.60	0.12

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

7

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.16%	0.13%	0.64%

Seven-day effective yield(1)	0.17	0.13	0.64

Weighted average maturity(2)	35 days	54 days	36 days

Net assets (mm)	$9,898.7	$4,783.9	$3,638.2

UBS Select Treasury Preferred Fund

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.07%	0.01%	0.14%

Seven-day effective yield(1)	0.07	0.01	0.14

Weighted average maturity(2)	40 days	54 days	37 days

Net assets (mm)	$2,322.2	$1,614.0	$2,838.5

UBS Select Tax-Free Preferred Fund

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.16%	0.09%	0.39%

Seven-day effective yield(1)	0.16	0.09	0.39

Weighted average maturity(2)	14 days	15 days	14 days

Net assets (mm)	$576.2	$315.6	$260.6

(1)	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

8

UBS Select Prime Preferred Fund

Statement of assets and liabilities—April 30, 2010

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$9,899,889,421 which approximates cost for federal income tax purposes)	$9,899,889,421

Receivable from affiliate	11,110

Total assets	9,899,900,531

Liabilities:
Dividends payable to shareholders	1,234,461

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 9,898,644,016 outstanding	9,898,644,016

Accumulated net realized gain from investment activities	22,054

Net assets	$9,898,666,070

Net asset value per share	$1.00

See accompanying notes to financial statements

9

UBS Select Treasury Preferred Fund

Statement of assets and liabilities—April 30, 2010

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$2,322,414,494 which approximates cost for federal income tax purposes)	$2,322,414,494

Liabilities:
Dividends payable to shareholders	138,334

Payable to affiliates	69,827

Total liabilities	208,161

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,322,195,157 outstanding	2,322,195,157

Accumulated net realized gain from investment activities	11,176

Net assets	$2,322,206,333

Net asset value per share	$1.00

See accompanying notes to financial statements

10

UBS Select Tax-Free Preferred Fund

Statement of assets and liabilities—April 30, 2010

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$576,277,085 which approximates cost for federal income tax purposes)	$576,277,085

Liabilities:
Dividends payable to shareholders	55,322

Payable to affiliates	15,769

Total liabilities	71,091

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 576,185,202 outstanding	576,185,157

Accumulated net realized gain from investment activities	20,837

Net assets	$576,205,994

Net asset value per share	$1.00

See accompanying notes to financial statements

11

UBS Select Prime Preferred Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest income allocated from Master	$19,344,299

Securities lending income allocated from Master	2,046

Expenses allocated from Master	(6,104,645)

Waivers allocated from Master	226,272

Net investment income allocated from Master	13,467,972

Expenses:
Administration fees	4,847,934

US Treasury Temporary Guarantee Program Participation fees	141,682

Trustees’ fees	35,474

5,025,090

Less: Fee waivers by administrator	(3,779,336)

Net expenses	1,245,754

Net investment income	12,222,218

Net realized gain from investment activities allocated from Master	49,087

Net increase in net assets resulting from operations	$12,271,305

See accompanying notes to financial statements

12

UBS Select Treasury Preferred Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest income allocated from Master	$5,029,794

Expenses allocated from Master	(2,295,644)

Net investment income allocated from Master	2,734,150

Expenses:
Administration fees	1,816,514

US Treasury Temporary Guarantee Program Participation fees	268,723

Trustees’ fees	19,912

2,105,149

Less: Fee waivers by administrator	(965,352)

Net expenses	1,139,797

Net investment income	1,594,353

Net realized gain from investment activities allocated from Master	34,831

Net increase in net assets resulting from operations	$1,629,184

See accompanying notes to financial statements

13

UBS Select Tax-Free Preferred Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest income allocated from Master	$922,564

Expenses allocated from Master	(331,297)

Waivers allocated from Master	7,872

Net investment income allocated from Master	599,139

Expenses:
Administration fees	252,082

US Treasury Temporary Guarantee Program Participation fees	63,546

Trustees’ fees	12,924

328,552

Less: Fee waivers by administrator	(162,038)

Net expenses	166,514

Net investment income	432,625

Net realized gain from investment activities allocated from Master	25,154

Net increase in net assets resulting from operations	$457,779

See accompanying notes to financial statements

14

UBS Select Prime Preferred Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

From operations:
Net investment income	$12,222,218	$34,005,309

Net realized gains from investment activities	49,087	32,469

Net increase in net assets resulting from operations	12,271,305	34,037,778

Dividends and distributions to shareholders from:
Net investment income	(12,222,218)	(34,005,309)

Net realized gain from investment activities	(59,688)	—

Total dividends and distributions to shareholders	(12,281,906)	(34,005,309)

Net increase in net assets from beneficial interest transactions	6,260,462,374	2,690,713,814

Net increase in net assets	6,260,451,773	2,690,746,283

Net assets:
Beginning of year	3,638,214,297	947,468,014

End of year	$9,898,666,070	$3,638,214,297

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

15

UBS Select Treasury Preferred Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

From operations:
Net investment income	$1,594,353	$14,672,193

Net realized gains from investment activities	34,831	843

Net increase in net assets resulting from operations	1,629,184	14,673,036

Dividends and distributions to shareholders from:
Net investment income	(1,594,353)	(14,672,193)

Net realized gains from investment activities	(23,655)	(46,500)

Total dividends and distributions to shareholders	(1,618,008)	(14,718,693)

Net increase (decrease) in net assets from beneficial interest transactions	(516,293,816)	1,742,559,721

Net increase (decrease) in net assets	(516,282,640)	1,742,514,064

Net assets:
Beginning of year	2,838,488,973	1,095,974,909

End of year	$2,322,206,333	$2,838,488,973

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

16

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

From operations:
Net investment income	$432,625	$3,128,447

Net realized gains from investment activities	25,154	15,624

Net increase in net assets resulting from operations	457,779	3,144,071

Dividends and distributions to shareholders from:
Net investment income	(432,625)	(3,128,447)

Net realized gains from investment activities	(13,733)	(28,265)

Total dividends and distributions to shareholders	(446,358)	(3,156,712)

Net increase in net assets from beneficial interest transactions	315,628,214	196,956,368

Net increase in net assets	315,639,635	196,943,727

Net assets:
Beginning of year	260,566,359	63,622,632

End of year	$576,205,994	$260,566,359

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the years ended April 30,			For the period
				August 28, 2007(1) to
	2010		2009	April 30, 2008

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income	0.002		0.020	0.029

Dividends from net investment income	(0.002)		(0.020)	(0.029)

Distributions from net realized gain from investment activities	(0.000	)(2)	—	—

Total dividends and distributions	(0.002)		(0.020)	(0.029)

Net asset value, end of period	$1.00		$1.00	$1.00

Total investment return(3)	0.23%		1.99%	2.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$9,898,666		$3,638,214	$947,468

Expenses to average net assets, before fee waivers by advisor/administrator(4)	0.18%		0.19%	0.18	%(5)

Expenses to average net assets, net of fee waivers by advisor/administrator(4)	0.12%		0.15%	0.14	%(5)

Net investment income to average net assets(4)	0.20%		1.64%	3.95	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

18

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the years ended April 30,				For the period
					August 28, 2007(1) to
	2010		2009		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.001		0.009		0.022

Dividends from net investment income	(0.001)		(0.009)		(0.022)

Distributions from net realized gains from investment activities	(0.000	)(2)	(0.000	)(2)	—

Total dividends and distributions	(0.001)		(0.009)		(0.022)

Net asset value, end of period	$1.00		$1.00		$1.00

Total investment return(3)	0.07%		0.91%		2.27%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,322,206		$2,838,489		$1,095,975

Expenses to average net assets, before fee waivers by administrator(4)	0.19%		0.20%		0.18	%(5)

Expenses to average net assets, net of fee waivers by administrator(4)	0.15%		0.16%		0.14	%(5)

Net investment income to average net assets(4)	0.07%		0.67%		2.72	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

19

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the years ended April 30,				For the period
					August 28, 2007(1) to
	2010		2009		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.001		0.010		0.020

Dividends from net investment income	(0.001)		(0.010)		(0.020)

Distributions from net realized gains from investment activities	(0.000	)(2)	(0.000	)(2)	—

Total dividends and distributions	(0.001)		(0.010)		(0.020)

Net asset value, end of period	$1.00		$1.00		$1.00

Total investment return(3)	0.14%		1.31%		1.99%

Ratios/supplemental data:
Net assets, end of period (000’s)	$576,206		$260,566		$63,623

Expenses to average net assets, before fee waivers by advisor/administrator(4)	0.20%		0.22%		0.08	%(5)

Expenses to average net assets, net of fee waivers by advisor/administrator(4)	0.15%		0.13%		0.04	%(5)

Net investment income to average net assets(4)	0.13%		1.32%		3.05	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

20

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (43.82% for Prime Preferred Fund, 31.66% for Treasury Preferred Fund and 29.81% for Tax-Free Preferred Fund at April 30, 2010). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

21

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

22

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2010, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $625,530, $149,203, and $37,601, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2010, UBS Global AM owed $11,110, $4,774 and $3,106 for independent trustees fees to Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2010. At April 30, 2010, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $312,765, $74,602 and $18,726, respectively. For the year ended April 30, 2010, UBS Global AM was contractually obligated to waive $2,441,609, $918,210 and $132,514, respectively. From December 16, 2009, through January 31, 2010, UBS Global AM voluntarily waived an additional 0.06% of its management fees (comprised of 0.04% of its administrative fee as well as 0.02% of the

23

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

management fee imposed at the master fund level) for Prime Preferred Fund and Tax-Free Preferred Fund. As a result, the total ordinary annual operating expenses were reduced to 0.08% from December 16, 2009 through January 31, 2010, at which time the 0.02% waivers for the management fees were phased out through February 7, 2010. The voluntary waiver of 0.04% of administration fees for Tax-Free Preferred Fund was phased out through March 7, 2010. The waiver of 0.04% of administration fees for Prime Preferred Fund has been extended to until at least July 18, 2010. After this time, the waiver will either be extended further, or be phased out by decreasing 0.01% per week until the voluntary waiver expires on or about August 9, 2010. At April 30, 2010, UBS Global AM owed Prime Preferred Fund $312,765 for fee waivers. For the year ended April 30, 2010, UBS Global AM voluntarily waived $1,337,727 and $28,664 for Prime Preferred Fund and Tax–Free Preferred Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund current yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2010, UBS Global AM did not owe Treasury Preferred Fund and Tax-Free Preferred Fund for fee waivers. For the year ended April 30, 2010, UBS Global AM voluntarily waived an additional $47,142 and $860 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the fiscal year ended April 30, 2010 and the fiscal year ended April 30, 2009, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal year ended April 30, 2010 and the fiscal year ended April 30, 2009, was 96.90% and 98.90% tax-exempt income, 2.15% and

24

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

1.10% ordinary income, and 0.95% and 0.00% long-term capital gain, respectively.

At April 30, 2010, the components of accumulated earnings on a tax basis were undistributed ordinary income of $1,256,515 for Prime Preferred Fund, undistributed ordinary income of $149,510 for Treasury Preferred Fund, and undistributed tax-exempt income of $55,367, undistributed ordinary income of $19,466, and undistributed long-term capital gains of $1,326 for Tax-Free Preferred Fund.

As of and during the year ended April 30, 2010, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2010, the Funds did not incur any interest or penalties.

Each of the tax years since the inception for each Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

Prime Preferred Fund	2010	2009

Shares sold	55,018,209,629	22,511,010,865

Shares repurchased	(48,767,124,518)	(19,844,597,551)

Dividends reinvested	9,377,263	24,300,500

Net increase in shares outstanding	6,260,462,374	2,690,713,814

	For the years ended April 30,

Treasury Preferred Fund	2010	2009

Shares sold	9,866,181,709	11,711,769,472

Shares repurchased	(10,383,845,477)	(9,984,352,970)

Dividends reinvested	1,369,952	15,143,219

Net increase (decrease) in shares outstanding	(516,293,816)	1,742,559,721

25

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

	For the years ended April 30,

Tax-Free Preferred Fund	2010	2009

Shares sold	1,678,109,624	909,040,264

Shares repurchased	(1,362,898,643)	(714,567,276)

Dividends reinvested	417,233	2,483,380

Net increase in shares outstanding	315,628,214	196,956,368

US Treasury Temporary Guarantee Program for Money Market Funds
Each Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of participating money market funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. Each Fund bore the cost of participating in this program, as this was not an expense borne by the Funds’ administrator. Each Fund paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. The program was then extended a final time, providing coverage through September 18, 2009. In April, each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

26

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Preferred Fund,
UBS Select Treasury Preferred Fund and
UBS Select Tax-Free Preferred Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund at April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 29, 2010

27

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2009 as short-term capital gain dividends.

The Treasury Preferred Fund hereby designates 98.54% and 1.46% of the ordinary income dividends paid during the fiscal year ended April 30, 2010 as interest related dividends and qualified short-term gain dividends, respectively.

28

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

US government and agency obligations—16.17%

Federal Farm Credit Bank
0.161%, due 05/18/10(1)	$137,000,000	$137,000,000

0.340%, due 01/14/11(2)	150,000,000	149,634,500

Federal Home Loan Bank
0.800%, due 05/05/10	150,000,000	149,999,836

0.433%, due 05/13/10(1)	113,000,000	113,000,000

0.550%, due 06/10/10	150,000,000	150,005,257

0.600%, due 06/21/10	75,000,000	74,991,840

0.198%, due 07/13/10(1)	79,000,000	78,999,516

0.440%, due 09/01/10(2)	47,000,000	46,929,343

0.500%, due 10/15/10	83,750,000	83,747,544

0.430%, due 11/04/10	167,500,000	167,532,366

0.500%, due 12/28/10	89,000,000	89,000,000

0.375%, due 01/19/11	27,615,000	27,615,000

0.570%, due 04/13/11	100,000,000	99,981,689

Federal Home Loan Mortgage Corp.*
0.430%, due 05/17/10(2)	197,500,000	197,462,256

0.220%, due 08/05/10(2)	150,000,000	149,912,000

0.240%, due 08/11/10(2)	125,000,000	124,915,000

0.230%, due 08/24/10(2)	181,110,000	180,976,934

1.450%, due 09/10/10	50,000,000	50,165,698

Federal National Mortgage Association*
0.540%, due 07/12/10(2)	145,000,000	144,843,400

0.188%, due 07/13/10(1)	321,000,000	321,000,000

0.210%, due 08/02/10(2)	115,000,000	114,937,613

0.530%, due 08/02/10(2)	100,000,000	99,863,083

2.875%, due 10/12/10	52,750,000	53,309,771

US Treasury Bills
0.495%, due 07/29/10(2)	90,000,000	89,889,863

0.240%, due 09/16/10(2)	150,000,000	149,862,000

US Treasury Notes
2.375%, due 08/31/10	200,000,000	201,286,152

2.000%, due 09/30/10	152,750,000	153,874,716

1.500%, due 10/31/10	150,000,000	150,792,682

0.875%, due 03/31/11	100,000,000	100,373,098

Total US government and agency obligations
(cost—$3,651,901,157)		3,651,901,157

29

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Time deposit—1.04%

Banking-non-US—1.04%
Citibank N.A., Nassau
0.180%, due 05/03/10 (cost—$236,000,000)	$236,000,000	$236,000,000

Certificates of deposit—12.51%

Banking-non-US—11.62%
Bank of Nova Scotia
1.100%, due 05/11/10	48,000,000	48,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.220%, due 05/11/10	250,000,000	250,000,000

Credit Agricole CIB
0.344%, due 05/17/10(1)	160,000,000	160,000,000

Deutsche Bank AG
0.861%, due 06/18/10(1)	50,000,000	50,042,618

Dnb NOR ASA
0.190%, due 05/12/10	100,000,000	100,000,000

Mizuho Corporate Bank Ltd.
0.250%, due 05/24/10	183,000,000	183,000,000

Natixis
0.240%, due 06/04/10	207,000,000	207,000,000

Nordea Bank Finland
0.750%, due 09/23/10	44,000,000	44,003,516

Rabobank Nederland NV
0.263%, due 05/26/10(1)	200,000,000	200,000,000

Royal Bank of Scotland PLC
0.260%, due 06/17/10	250,000,000	250,000,000

Societe Generale
0.210%, due 05/03/10	200,000,000	200,000,000

0.240%, due 05/21/10	100,000,000	100,000,000

0.270%, due 06/03/10	100,000,000	100,000,000

UniCredito Italiano SpA
0.240%, due 05/05/10	250,000,000	250,000,000

0.240%, due 05/10/10	190,000,000	190,000,000

Westpac Banking Corp.
0.280%, due 05/03/10(1)	214,500,000	214,500,000

0.290%, due 05/03/10(1)	78,500,000	78,500,000

		2,625,046,134

30

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-US—0.89%
State Street Bank & Trust Co.
0.220%, due 05/20/10	$200,000,000	$200,000,000

Total certificates of deposit (cost—$2,825,046,134)		2,825,046,134

Commercial paper(2)—50.55%

Asset backed-banking—1.22%
Atlantis One Funding
0.220%, due 05/03/10	150,000,000	149,998,167

0.220%, due 05/06/10	50,000,000	49,998,472

0.300%, due 05/06/10	75,000,000	74,996,875

		274,993,514

Asset backed-miscellaneous—16.46%
Amsterdam Funding Corp.
0.230%, due 05/17/10	200,000,000	199,979,556

Atlantic Asset Securitization LLC
0.210%, due 05/06/10	100,000,000	99,997,083

0.220%, due 05/17/10	200,000,000	199,980,444

0.240%, due 05/21/10	83,140,000	83,128,915

Barton Capital LLC
0.210%, due 05/04/10	60,004,000	60,002,950

0.230%, due 05/04/10	85,013,000	85,011,371

0.230%, due 05/07/10	50,009,000	50,007,083

0.230%, due 05/10/10	50,010,000	50,007,124

0.230%, due 05/12/10	130,033,000	130,023,862

0.230%, due 05/17/10	30,454,000	30,450,887

0.230%, due 05/24/10	70,000,000	69,989,714

Bryant Park Funding LLC
0.230%, due 05/25/10	150,032,000	150,008,995

Chariot Funding LLC
0.220%, due 05/10/10	50,010,000	50,007,249

Enterprise Funding Co. LLC
0.220%, due 05/03/10	62,000,000	61,999,242

0.230%, due 05/18/10	79,453,000	79,444,371

0.230%, due 05/20/10	50,000,000	49,993,931

0.240%, due 05/27/10	50,000,000	49,991,333

Fairway Finance Co. LLC
0.250%, due 05/26/10	60,950,000	60,939,418

31

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(continued)
Jupiter Securitization Co. LLC
0.220%, due 05/10/10	$45,000,000	$44,997,525

Kitty Hawk Funding Corp.
0.200%, due 05/05/10	150,000,000	149,996,667

Liberty Street Funding LLC
0.210%, due 05/03/10	150,000,000	149,998,250

LMA Americas LLC
0.220%, due 05/10/10	71,700,000	71,696,057

0.250%, due 05/28/10	107,800,000	107,779,787

0.260%, due 06/22/10	100,000,000	99,962,444

Old Line Funding Corp.
0.220%, due 05/14/10	34,804,000	34,801,235

0.220%, due 06/18/10	100,244,000	100,214,595

Ranger Funding Co. LLC
0.210%, due 05/07/10	118,293,000	118,288,860

0.240%, due 05/24/10	50,000,000	49,992,333

0.250%, due 06/02/10	158,890,000	158,854,691

Regency Markets No. 1 LLC
0.230%, due 05/17/10	70,000,000	69,992,844

0.240%, due 05/20/10	100,000,000	99,987,333

Salisbury Receivables Co. LLC
0.220%, due 05/19/10	100,000,000	99,989,000

0.240%, due 06/03/10	100,000,000	99,978,000

Sheffield Receivables Corp.
0.300%, due 07/20/10	50,000,000	49,966,667

Thames Asset Global Securitization No. 1
0.240%, due 05/10/10	51,601,000	51,597,904

0.230%, due 05/17/10	49,160,000	49,154,975

Thunderbay Funding
0.220%, due 06/18/10	50,000,000	49,985,333

0.270%, due 07/14/10	50,000,000	49,972,250

Variable Funding Capital Corp.
0.210%, due 05/06/10	85,000,000	84,997,521

0.210%, due 05/12/10	50,000,000	49,996,792

0.200%, due 05/13/10	40,000,000	39,997,333

0.230%, due 05/20/10	145,000,000	144,982,399

0.240%, due 05/28/10	100,000,000	99,982,000

32

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Windmill Funding Corp.
0.230%, due 05/19/10	$30,000,000	$29,996,550

		3,718,122,873

Asset backed-securities—5.03%
Clipper Receivables Co. LLC
0.220%, due 05/07/10	177,581,000	177,574,489

0.250%, due 06/14/10	200,000,000	199,938,889

0.300%, due 07/20/10	100,000,000	99,933,333

Grampian Funding LLC
0.260%, due 05/04/10	50,000,000	49,998,917

0.260%, due 05/07/10	118,000,000	117,994,887

0.250%, due 05/13/10	176,000,000	175,985,333

0.260%, due 05/25/10	60,000,000	59,989,600

0.320%, due 06/18/10	60,000,000	59,974,400

0.290%, due 06/21/10	75,000,000	74,969,187

0.310%, due 07/13/10	120,000,000	119,924,567

		1,136,283,602

Banking-non-US—4.27%
Bank of Nova Scotia
0.190%, due 05/04/10	200,000,000	199,996,833

BPCE SA
0.250%, due 05/10/10	47,805,000	47,802,012

0.250%, due 05/26/10	130,000,000	129,977,430

Intesa Funding LLC
0.210%, due 05/03/10	200,000,000	199,997,667

0.240%, due 05/20/10	200,000,000	199,974,667

Westpac Securities NZ Ltd.
0.338%, due 05/21/10(1),(3)	60,000,000	60,000,000

0.300%, due 06/11/10	128,000,000	127,956,267

		965,704,876

Banking-US—17.63%
Barclays US Funding Corp.
0.200%, due 05/03/10	113,000,000	112,998,744

0.290%, due 06/25/10	240,000,000	239,893,667

CBA (Delaware) Finance, Inc.
0.300%, due 06/23/10	76,000,000	75,966,433

33

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Banking-US—(concluded)
Danske Corp.
0.220%, due 05/10/10	$200,000,000	$199,989,000

0.235%, due 05/19/10	150,000,000	149,982,375

Deutsche Bank Financial LLC
0.240%, due 05/20/10	250,000,000	249,968,333

0.300%, due 07/20/10	305,000,000	304,796,667

Dexia Delaware LLC
0.290%, due 05/03/10	300,000,000	299,995,167

0.290%, due 05/20/10	135,000,000	134,979,338

0.290%, due 05/24/10	200,000,000	199,962,944

Fortis Funding LLC
0.200%, due 05/04/10	100,000,000	99,998,333

0.210%, due 05/10/10	215,000,000	214,988,713

0.240%, due 05/20/10	250,000,000	249,968,333

ING (US) Funding LLC
0.200%, due 05/03/10	100,000,000	99,998,889

0.210%, due 05/05/10	100,000,000	99,997,667

0.250%, due 06/01/10	145,000,000	144,968,785

0.280%, due 07/13/10	175,000,000	174,900,639

JPMorgan Chase & Co.
0.240%, due 06/01/10	250,000,000	249,948,333

Nordea N.A., Inc.
0.210%, due 05/06/10	150,000,000	149,995,625

0.240%, due 06/01/10	190,000,000	189,960,733

Societe Generale N.A., Inc.
0.250%, due 05/17/10	240,000,000	239,973,333

Toronto-Dominion Holdings USA, Inc.
0.200%, due 05/10/10	100,000,000	99,995,000

		3,983,227,051

Brokerage—0.52%
RBS Holdings USA, Inc.
0.200%, due 05/03/10	118,000,000	117,998,689

Energy-integrated—0.44%
ENI Finance USA, Inc.
0.205%, due 05/12/10	100,000,000	99,993,736

34

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(concluded)

Finance-captive automotive—2.32%
Toyota Motor Credit Corp.
0.230%, due 05/05/10	$250,000,000	$249,993,611

0.270%, due 05/20/10	25,000,000	24,996,438

0.280%, due 05/26/10	250,000,000	249,951,389

		524,941,438

Finance-noncaptive diversified—2.66%
General Electric Capital Corp.
0.210%, due 05/03/10	100,000,000	99,998,833

0.200%, due 05/14/10	500,000,000	499,963,889

		599,962,722

Total commercial paper (cost—$11,421,228,501)		11,421,228,501

US master note—3.61%

Brokerage—3.61%
Banc of America Securities LLC
0.360%, due 05/03/10(1),(4) (cost—$816,000,000)	816,000,000	816,000,000

Short-term corporate obligations—3.26%

Banking-non-US—0.23%
Commonwealth Bank of Australia
0.344%, due 07/28/10(1),(3)	53,000,000	53,000,000

Finance-captive automotive—0.18%
Toyota Motor Credit Corp.
0.250%, due 05/10/10(1)	40,000,000	40,000,000

Supranationals—2.85%
European Bank for Reconstruction & Development
2.875%, due 08/27/10	60,000,000	60,494,687

International Bank for Reconstruction & Development
0.210%, due 05/17/10(2)	250,000,000	249,976,667

0.240%, due 06/28/10(2)	235,000,000	234,909,133

International Finance Corp.
0.700%, due 06/08/10	98,000,000	98,000,000

		643,380,487

Total short-term corporate obligations (cost—$736,380,487)		736,380,487

35

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—12.84%

Repurchase agreement dated 04/30/10 with Banc of America
Securities, 0.190% due 05/03/10, collateralized by
$609,392,100 US Treasury Notes, 2.625% to 3.250%
due 02/29/16 to 07/31/16; (value—$612,000,055);
proceeds: $600,009,500	$600,000,000	$600,000,000

Repurchase agreement dated 04/30/10 with Barclays Bank PLC,
0.190% due 05/03/10, collateralized by $65,473,000
Federal Home Loan Bank obligations, zero coupon to 5.000%
due 06/25/10 to 08/15/12, $348,600,000 Federal Home
Loan Mortgage Corp. obligations, zero coupon to 3.000%
due 06/09/10 to 03/16/15 and $198,000,000 Federal
National Mortgage Association obligations, 2.450% to
3.000% due 04/22/14 to 06/24/15; (value—$612,000,610);
proceeds: $600,009,500	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Deutsche Bank
Securities, Inc., 0.180% due 05/03/10, collateralized by
$608,500,000 Federal Home Loan Mortgage Corp.
obligations, 2.000% to 3.040% due 09/28/12 to 10/01/15;
(value—$612,000,843); proceeds: $600,009,000	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Goldman Sachs &
Co., 0.180% due 05/03/10, collateralized by $315,000,000
Federal Home Loan Mortgage Corp. obligations, zero coupon
due 08/03/10 to 08/24/10 and $295,539,000 Federal
National Mortgage Association obligations, zero coupon to
5.000% due 07/28/10 to 03/15/16; (value—$612,000,197);
proceeds: $600,009,000	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Morgan Stanley &
Co., 0.180% due 05/03/10, collateralized by $91,370,000
Federal Farm Credit Bank obligations, 0.178% to 0.348% due
07/01/11 to 12/14/11 and $421,175,000 Federal Home Loan
Bank obligations, 0.700% to 6.375% due 06/23/11 to
10/26/29; (value—$510,643,086); proceeds: $500,007,500	500,000,000	500,000,000

Repurchase agreement dated 04/30/10 with State Street
Bank & Trust Co., 0.010% due 05/03/10, collateralized by
$1,020,000 US Treasury Bills, zero coupon due 07/08/10;
(value—$1,019,694); proceeds: $997,001	997,000	997,000

Total repurchase agreements (cost—$2,900,997,000)		2,900,997,000

Total investments (cost—$22,587,553,279 which approximates
cost for federal income tax purposes)—99.98%		22,587,553,279

Other assets in excess of liabilities—0.02%		4,315,795

Net assets—100.00%		$22,591,869,074

36

Prime Master Fund

Statement of net assets—April 30, 2010

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2010, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.50% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.61% of net assets, is considered liquid and restricted as of April 30, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(5)	cost	assets	Value	assets

Banc of America Securities LLC,
0.360%, 05/03/10	04/30/10	$816,000,000	3.61%	$816,000,000	3.61%

(5)	Acquisition date represents most recent interest rate reset date on variable rate securities.

Affiliated issuer activity
The table below details the Fund’s activity in an affiliated issuer for the year ended April 30, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/09	04/30/10	04/30/10	04/30/10	04/30/10

UBS Private Money Market
Fund LLC	$102,816,000	$367,633,500	$470,449,500	$—	$7,144

37

Prime Master Fund

Statement of net assets—April 30, 2010

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	79.1%

Japan	4.4

France	4.2

Italy	4.2

Australia	2.4

United Kingdom	1.9

Canada	1.1

Bahamas	1.0

Netherlands	0.9

Norway	0.4

Germany	0.2

Finland	0.2

Total	100.0%

Weighted average maturity—35 days

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,651,901,157	$—	$3,651,901,157

Time deposit	—	236,000,000	—	236,000,000

Certificates of deposit	—	2,825,046,134	—	2,825,046,134

Commercial paper	—	11,421,228,501	—	11,421,228,501

US master note	—	816,000,000	—	816,000,000

Short-term corporate obligations	—	736,380,487	—	736,380,487

Repurchase agreements	—	2,900,997,000	—	2,900,997,000

Total	$—	$22,587,553,279	$—	$22,587,553,279

38

Prime Master Fund

Statement of net assets—April 30, 2010

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Funding agreement

Beginning balance	$260,000,000

Net purchases/(sales)	(260,000,000)

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	$—

See accompanying notes to financial statements

39

Treasury Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

US government obligations—24.54%

US Treasury Bills
0.315%, due 08/26/10(1)	$100,000,000	$99,897,788

0.450%, due 08/26/10(1)	35,000,000	34,948,813

0.220%, due 09/09/10(1)	100,000,000	99,920,126

0.220%, due 09/09/10(1)	93,000,000	92,925,548

0.380%, due 10/21/10(1)	96,000,000	95,824,693

0.235%, due 10/28/10(1)	250,000,000	249,706,250

US Treasury Notes
4.500%, due 05/15/10	150,000,000	150,245,709

2.875%, due 06/30/10	100,000,000	100,369,449

2.750%, due 07/31/10	215,000,000	216,245,188

2.375%, due 08/31/10	142,000,000	142,918,961

2.000%, due 09/30/10	160,000,000	161,099,495

1.500%, due 10/31/10	30,000,000	30,158,536

0.875%, due 12/31/10	100,000,000	100,356,989

0.875%, due 01/31/11	50,000,000	50,187,761

0.875%, due 02/28/11	100,000,000	100,405,942

0.875%, due 03/31/11	75,000,000	75,279,824

Total US government obligations (cost—$1,800,491,072)		1,800,491,072

Repurchase agreements—75.37%

Repurchase agreement dated 04/30/10 with Banc of America
Securities LLC, 0.180% due 05/03/10, collateralized by
$135,991,600 US Treasury Bonds, 4.500% to 7.625% due
11/15/22 to 05/15/38, $174,215,700 US Treasury Bonds
Coupon Strips, zero coupon due 11/15/22 to 11/15/27,
$510,923,500 US Treasury Bonds Principal Strips, 4.250%
to 8.125% due 11/15/16 to 05/15/39, $504,412,827
US Treasury Bonds Strips, zero coupon due 05/15/11 to
08/15/33, $69,408,000 US Treasury Inflation Index Bonds,
2.125% to 3.625% due 04/15/28 to 02/15/40, $85,948,200
US Treasury Inflation Index Notes, 0.625% to 1.875% due
04/15/13 to 07/15/19 and $429,081,000 US Treasury Notes,
1.500% to 5.125% due 09/15/10 to 11/15/19;
(value—$1,428,000,000); proceeds: $1,400,021,000	1,400,000,000	1,400,000,000

40

Treasury Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/10 with Barclays
Bank PLC, 0.190% due 05/03/10, collateralized by
$414,201,600 US Treasury Bonds, 4.500% due 08/15/39
and $1,030,614,300 US Treasury Notes, 3.125% to 3.750%
due 11/15/18 to 05/15/19; (value—$1,428,000,077);
proceeds: $1,400,022,167	$1,400,000,000	$1,400,000,000

Repurchase agreement dated 04/30/10 with Deutsche Bank
Securities, Inc., 0.180% due 05/03/10, collateralized by
$1,822,020,700 US Treasury Bonds Principal Strips,
4.250% to 8.750% due 08/15/20 to 05/15/39,
$82,292,000 US Treasury Inflation Index Bonds, 2.375%
due 01/15/27 and $527,953,400 US Treasury Inflation
Index Notes, 1.375% to 3.375% due 01/15/12 to 07/15/18;
(value—$1,354,866,090); proceeds: $1,328,319,925	1,328,300,000	1,328,300,000

Repurchase agreement dated 04/30/10 with Morgan Stanley &
Co., 0.170% due 05/03/10, collateralized by $22,275,000
US Treasury Bonds Coupon Strips, zero coupon due 11/15/20
to 08/15/22, $1,550,030,900 US Treasury Bonds Principal
Strips, 3.500% to 8.750% due 08/15/19 to 08/15/39 and
$1,131,440,900 US Treasury Bonds Strips, zero coupon due
05/15/10 to 02/15/23 (value—$1,428,000,058);
proceeds: $1,400,019,833	1,400,000,000	1,400,000,000

Repurchase agreement dated 04/30/10 with State Street
Bank & Trust Co., 0.010% due 05/03/10, collateralized by
$280,000 US Treasury Bills, zero coupon due 07/08/10;
(value—$279,916); proceeds: $274,000	274,000	274,000

Total repurchase agreements (cost—$5,528,574,000)		5,528,574,000

Total investments (cost—$7,329,065,072 which approximates
cost for federal income tax purposes)—99.91%		7,329,065,072

Other assets in excess of liabilities—0.09%		6,459,746

Net assets—100.00%		$7,335,524,818

(1)	Interest rates shown are the discount rates at date of purchase.

41

Treasury Master Fund

Statement of net assets—April 30, 2010

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$1,800,491,072	$—	$1,800,491,072

Repurchase agreements	—	5,528,574,000	—	5,528,574,000

Total	$—	$7,329,065,072	$—	$7,329,065,072

Weighted average maturity—40 days

See accompanying notes to financial statements

42

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—89.45%

Alabama—0.70%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.300%, VRD	$5,725,000	$5,725,000

Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.280%, VRD	2,900,000	2,900,000

Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.290%, VRD	5,000,000	5,000,000

		13,625,000

Arizona—2.92%
AK-Chin Indian Community Revenue
0.330%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority Industrial
Development Revenue (Tucson Electric Power Co.),
Series 83C,
0.290%, VRD	30,500,000	30,500,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.250%, VRD	10,800,000	10,800,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.280%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.300%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District
Electric Systems Revenue (Barclays Capital Municipal
Trust Receipts, Series 9W),
0.310%, VRD(1),(2)	3,750,000	3,750,000

		56,350,000

California—4.30%
California Department of Water Resources Power Supply Revenue,
Series B-3,
0.240%, VRD	6,000,000	6,000,000

Series C-1,
0.300%, VRD	19,125,000	19,125,000

43

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)
California Infrastructure & Economic Development Bank Revenue
(Jewish Community Center),
Series A,
0.250%, VRD	$2,700,000	$2,700,000

California State Economic Recovery, Series C-5,
0.260%, VRD	3,775,000	3,775,000

Los Angeles Department of Water & Power Waterworks Revenue,
Subseries B-3,
0.250%, VRD	31,400,000	31,400,000

Metropolitan Water District Southern California Waterworks
Revenue Refunding, Series A-1,
0.300%, VRD	2,745,000	2,745,000

San Diego County Certificates of Participation (San Diego
Foundation),
0.300%, VRD	1,900,000	1,900,000

San Diego County Regional Transportation Commission Sales
Tax Revenue (Limited Tax),
Series C,
0.300%, VRD	15,435,000	15,435,000

		83,080,000

Colorado—1.66%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.350%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-9,
0.270%, VRD	1,800,000	1,800,000

Series C-6,
0.270%, VRD	5,400,000	5,400,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.240%, VRD	5,850,000	5,850,000

Series A2,
0.240%, VRD	3,100,000	3,100,000

Series A3,
0.240%, VRD	3,800,000	3,800,000

		32,025,000

44

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Connecticut—0.59%
Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.270%, VRD	$1,575,000	$1,575,000

Connecticut State (JP Morgan PUTTERs, Series 1170) (FGIC Insured),
0.400%, VRD(1),(2)	9,925,000	9,925,000

		11,500,000

District of Columbia—0.31%
District of Columbia Revenue (Pooled Loan Program),
Series A,
0.330%, VRD	5,980,000	5,980,000

Florida—3.93%
Gainesville Utilities System Revenue,
Series A,
0.260%, VRD	2,495,000	2,495,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.290%, VRD	9,550,000	9,550,000

Series C (NATL-RE Insured),
0.290%, VRD	5,040,000	5,040,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist),
Series D,
0.290%, VRD	11,710,000	11,710,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.330%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three D-1,
0.290%, VRD	4,870,000	4,870,000

Series Three D-2-A,
0.280%, VRD	10,685,000	10,685,000

JEA Water & Sewer Revenue System, Subseries B-1,
0.280%, VRD	15,265,000	15,265,000

Orange County School Board Certificates of Participation,
Series E,
0.290%, VRD	4,745,000	4,745,000

Orlando Utilities Commission Utility System Revenue,
0.300%, VRD	2,600,000	2,600,000

		75,935,000

45

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—2.58%
Forsyth County Water & Sewer Authority Revenue (JP Morgan
PUTTERs, Series 2253) (AGM Insured),
0.300%, VRD(1),(2)	$9,750,000	$9,750,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.320%, VRD	4,000,000	4,000,000

Monroe County Development Authority Pollution Control
Revenue (Oglethorpe Power Corp.),
Series B,
0.260%, VRD	4,000,000	4,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.300%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series B-2,
0.260%, VRD	8,300,000	8,300,000

Series C-3,
0.260%, VRD	1,700,000	1,700,000

Series C-4,
0.260%, VRD	7,900,000	7,900,000

Series C5,
0.260%, VRD	8,400,000	8,400,000

Thomasville Hospital Authority Revenue Anticipation Certificates
(John Archbold),
Series B,
0.300%, VRD	3,835,000	3,835,000

		49,885,000

Idaho—0.62%
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	12,000,000	12,041,242

Illinois—5.15%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.310%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.240%, VRD	13,300,000	13,300,000

46

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(continued)
Chicago (Neighborhoods Alive 21),
Series B,
0.250%, VRD	$8,900,000	$8,900,000

Chicago (Pre-refunded with REFCORP Strips and State and
Local Government Securities to 07/01/10 @ 101),
Series A (FGIC Insured)
6.750%, due 07/01/10	1,425,000	1,453,875

Chicago Refunding,
Series F,
0.240%, VRD	10,550,000	10,550,000

Chicago Sales Tax Revenue Refunding,
0.240%, VRD	3,600,000	3,600,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-3,
0.250%, VRD	5,800,000	5,800,000

Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.300%, VRD	11,700,000	11,700,000

Illinois Educational Facilities Authority Revenues (ACI/Cultural
Pooled Financing),
0.320%, VRD	14,680,000	14,680,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.300%, VRD	2,360,000	2,360,000

Illinois Finance Authority Revenue (Rehab Institute Chicago),
Series C,
0.270%, VRD	2,175,000	2,175,000

Illinois Health Facilities Authority Revenue (Revolving Pooled
Financing),
Series B,
0.250%, VRD	1,200,000	1,200,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.300%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority Revenue
(Two Rivers YMCA Project),
0.280%, VRD	4,830,000	4,830,000

47

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Quincy Revenue Refunding (Blessing Hospital),
0.250%, VRD	$6,600,000	$6,600,000

		99,648,875

Indiana—2.40%
Indiana Finance Authority Revenue (Ascension Health),
Series CR-E-4, (Mandatory Put 05/17/10 @ 100),
0.390%, due 05/17/10	8,000,000	8,000,000

Indiana Finance Authority Revenue (Ascension),
Series E5, (Mandatory Put 06/15/10 @ 100),
0.330%, due 06/15/10	4,090,000	4,090,000

Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.310%, VRD	4,440,000	4,440,000

Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.250%, VRD	10,600,000	10,600,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.300%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.340%, VRD	9,200,000	9,200,000

Purdue University Revenues (Student Fee),
Series X,
5.000%, due 07/01/10	1,585,000	1,596,610

		46,326,610

Iowa—0.15%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.280%, VRD	2,880,000	2,880,000

Kansas—0.78%
Kansas State Department of Transportation Highway Revenue,
Series A-1,
0.250%, VRD	10,000,000	10,000,000

48

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kansas—(concluded)
Lawrence Temporary Notes,
Series I,
2.000%, due 10/01/10	$5,120,000	$5,149,902

		15,149,902

Kentucky—2.01%
Breckinridge County Lease Program Revenue (Kentucky Association
Leasing Trust),
Series A,
0.250%, VRD	9,495,000	9,495,000

Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.250%, VRD	1,735,000	1,735,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
0.250%, VRD	10,075,000	10,075,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.250%, VRD	5,640,000	5,640,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.280%, VRD	4,880,000	4,880,000

		38,825,000

Maine—0.15%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.350%, VRD(1),(2)	2,980,000	2,980,000

Maryland—2.79%
Easton Revenue (William Hill Manor),
Series C,
0.300%, VRD	3,305,000	3,305,000

Maryland Health & Higher Educational Facilities Authority Revenue
(John Hopkins University),
Series B,
0.280%, VRD	21,665,000	21,665,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority Revenue
(Stevenson University),
0.310%, VRD	$8,910,000	$8,910,000

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.350%, VRD	12,915,000	12,915,000

Series A-7,
0.350%, VRD	7,100,000	7,100,000

		53,895,000

Massachusetts—6.73%
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Series A-1,
0.320%, VRD	8,000,000	8,000,000

Massachusetts Department of Transportation Metropolitan
Highway System Revenue (Contract Assistance),
Series A1,
0.280%, VRD	8,200,000	8,200,000

Series A5,
0.310%, VRD	10,000,000	10,000,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.260%, VRD	5,560,000	5,560,000

Series U-6E,
0.260%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.230%, VRD	4,250,000	4,250,000

Massachusetts Development Finance Agency Revenue Refunding
(Higher Education-Smith College),
0.230%, VRD	1,366,000	1,366,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.350%, VRD	13,500,000	13,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.300%, VRD(1),(2)	10,000,000	10,000,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue
(Henry Heywood),
Series C,
0.280%, VRD	$3,000,000	$3,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Museum of Fine Arts),
Series A1,
0.250%, VRD	9,500,000	9,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare Systems),
Series F3,
0.270%, VRD	4,100,000	4,100,000

Series I-1,
0.250%, VRD	2,000,000	2,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Pooled Loan Program),
Series N,
0.280%, VRD	9,170,000	9,170,000

Massachusetts Health & Educational Facilities Authority Revenue
(Williams College),
Series I,
0.230%, VRD	4,874,000	4,874,000

Series J,
0.300%, VRD	12,700,000	12,700,000

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.310%, VRD	4,000,000	4,000,000

Massachusetts Water Resources Authority Refunding (General),
Series A,
0.310%, VRD	6,290,000	6,290,000

		130,010,000

Michigan—1.21%
Green Lake Township Economic Development Corp. Revenue
Refunding (Interlochen Center Project),
0.250%, VRD	1,300,000	1,300,000

Michigan State Hospital Finance Authority Revenue (Ascension
Health Senior Credit Group),
Subseries F-5,
0.280%, VRD	10,700,000	10,700,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
Michigan State Notes,
Series A,
2.000%, due 09/30/10	$5,000,000	$5,030,477

University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.240%, VRD	1,500,000	1,500,000

University of Michigan University Revenues,
Series B,
0.260%, VRD	4,935,000	4,935,000

		23,465,477

Minnesota—0.74%
Arden Hills Housing & Health Care Facilities Revenue
(Presbyterian Homes),
Series B,
0.280%, VRD	2,000,000	2,000,000

Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.300%, VRD	1,485,000	1,485,000

Minnesota State 911 Revenue (Public Safety Commission),
2.000%, due 06/01/10	3,830,000	3,834,043

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series E, (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	7,000,000	7,000,000

		14,319,043

Mississippi—1.33%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.250%, VRD	10,000,000	10,000,000

Mississippi Development Bank Special Obligation (Jackson
County Industrial Water System),
0.250%, VRD	10,700,000	10,700,000

Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services),
Series 1,
0.270%, VRD	5,000,000	5,000,000

		25,700,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—2.74%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Baptist College),
0.280%, VRD	$3,900,000	$3,900,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.280%, VRD	4,530,000	4,530,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series B-2,
0.270%, VRD	9,200,000	9,200,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.270%, VRD	2,500,000	2,500,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (BJC Health Systems),
Series C,
0.250%, VRD	5,000,000	5,000,000

Missouri State Health & Educational Facilities Authority
Revenue (Ascension Health),
Series CR-C-5, (Mandatory Put 05/17/10 @ 100),
0.390%, due 05/17/10	12,500,000	12,500,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.280%, VRD	2,400,000	2,400,000

St. Louis Industrial Development Authority Cultural Facilities
Revenue (Art Museum Project),
Series B,
0.260%, VRD	5,150,000	5,150,000

University of Missouri Revenue (System Facilities),
Series A,
0.250%, VRD	2,725,000	2,725,000

Series B,
0.250%, VRD	5,100,000	5,100,000

		53,005,000

Montana—1.06%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.310%, VRD	17,500,000	17,500,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Montana—(concluded)
Montana Facility Finance Authority Revenue (Sisters of Charity
Health Systems),
0.270%, VRD	$2,900,000	$2,900,000

		20,400,000

Nebraska—0.51%
Lancaster County Hospital Authority No. 1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.280%, VRD	9,800,000	9,800,000

New Hampshire—0.54%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
Series A,
0.250%, VRD	10,400,000	10,400,000

New Jersey—1.09%
New Jersey Economic Development Authority School Revenue
(Facilities Construction),
Subseries R-1,
0.250%, VRD	21,000,000	21,000,000

New Mexico—0.28%
Albuquerque Educational Facilities Revenue
(Albuquerque Academy Project),
0.300%, VRD	3,315,000	3,315,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
0.260%, VRD	2,100,000	2,100,000

		5,415,000

New York—8.38%
Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	1,000,000	1,006,475

Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-2,
0.310%, VRD	5,900,000	5,900,000

New York City Capital Resources Corp. Revenue (Loan Enhanced
Assistance),
Series B-1,
0.300%, VRD	1,900,000	1,900,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.310%, VRD	$6,400,000	$6,400,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.310%, VRD(1),(2)	5,470,000	5,470,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.330%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A-2,
0.250%, VRD	2,100,000	2,100,000

Subseries B-3,
0.310%, VRD	1,100,000	1,100,000

New York City Transitional Finance Authority,
Subseries-2A,
0.240%, VRD	175,000	175,000

New York City Trust for Cultural Resources Revenue Refunding
(American Museum of Natural History),
Series B1,
0.250%, VRD	29,325,000	29,325,000

New York Dormitory Authority Revenues (Citigroup ROCS,
Series RR-II-R-11560),
0.310%, VRD(1),(2)	2,070,000	2,070,000

New York State Housing Finance Agency Revenue
(320 West 38th Street),
Series A,
0.280%, VRD	4,000,000	4,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.310%, VRD	7,100,000	7,100,000

New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.250%, VRD	1,200,000	1,200,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York State Housing Finance Agency Revenue (West 37th Street),
Series B,
0.320%, VRD	$9,400,000	$9,400,000

New York State Local Government Assistance Corp.,
Series G,
0.260%, VRD	800,000	800,000

New York State Urban Development Corp. Revenue Refunding
(Service Contract),
Series A-5,
0.250%, VRD	9,700,000	9,700,000

New York State Urban Development Corp. Revenue (State Facilities),
Series A3B,
0.300%, VRD	5,500,000	5,500,000

New York,
Subseries A-9,
0.250%, VRD	1,800,000	1,800,000

Subseries H-1,
0.240%, VRD	1,500,000	1,500,000

Subseries L-5,
0.250%, VRD	5,000,000	5,000,000

Suffolk County Tax Anticipation Notes,
2.000%, due 08/12/10	5,000,000	5,023,385

Tompkins County Industrial Development Agency Revenue Civic
Facilities (Cornell University),
Series B,
0.280%, VRD	5,500,000	5,500,000

Triborough Bridge & Tunnel Authority Revenues Bond
Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,082,582

		162,002,442

North Carolina—2.51%
Charlotte Water & Sewer System Revenue,
Series B,
0.300%, VRD	4,500,000	4,500,000

Guilford County,
Series B,
0.290%, VRD	1,855,000	1,855,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Mecklenburg County,
Series B,
0.300%, VRD	$10,770,000	$10,770,000

New Hanover County (School),
0.300%, VRD	2,835,000	2,835,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.300%, VRD	5,925,000	5,925,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.270%, VRD	11,000,000	11,000,000

Wake County,
Series B,
0.310%, VRD	11,700,000	11,700,000

		48,585,000

Ohio—1.77%
Columbus (Sanitation Sewer),
Series 1,
0.250%, VRD	2,820,000	2,820,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.300%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.250%, VRD	3,530,000	3,530,000

Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.),
Series A,
0.280%, VRD	6,000,000	6,000,000

Ohio Economic Development Revenue (YMCA Greater
Cincinnati Project),
0.270%, VRD	3,540,000	3,540,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.300%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.250%, VRD	5,665,000	5,665,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.250%, VRD	$6,135,000	$6,135,000

		34,185,000

Oklahoma—0.73%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.330%, VRD	14,100,000	14,100,000

Oregon—1.27%
Oregon (Veterans Welfare),
Series 83,
0.280%, VRD	15,225,000	15,225,000

Oregon Health Sciences University Revenue,
Series B-1,
0.270%, VRD	6,000,000	6,000,000

Series B-2,
0.270%, VRD	3,300,000	3,300,000

		24,525,000

Pennsylvania—3.87%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.260%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority University
Revenue Refunding (Carnegie Mellon University),
0.260%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center),
Series B-2,
0.270%, VRD	12,500,000	12,500,000

Butler County Hospital Authority Hospital Revenue (Butler
Health System Project),
Series A,
0.290%, VRD	4,500,000	4,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.280%, VRD	2,600,000	2,600,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Geisinger Authority Health System (Geisinger Health System),
Series B,
0.240%, VRD	$2,100,000	$2,100,000

0.260%, VRD	7,300,000	7,300,000

Series C,
0.240%, VRD	1,000,000	1,000,000

Montgomery County,
Series A,
0.260%, VRD	1,500,000	1,500,000

Pennsylvania Tax Anticipation Notes,
1.500%, due 06/30/10	20,000,000	20,039,537

Philadelphia School District Refunding,
Series C,
0.260%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.270%, VRD	2,500,000	2,500,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, VRD	6,000,000	6,097,680

		74,887,217

South Carolina—0.32%
South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series D,
0.300%, VRD	3,055,000	3,055,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.300%, VRD	3,150,000	3,150,000

		6,205,000

Tennessee—3.14%
Metropolitan Government of Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.260%, VRD	17,775,000	17,775,000

Series A-1,
0.260%, VRD	15,250,000	15,250,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.270%, VRD	$1,600,000	$1,600,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.300%, VRD	5,000,000	5,000,000

Shelby County Refunding,
Series C,
0.340%, VRD	20,980,000	20,980,000

		60,605,000

Texas—10.83%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.310%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.300%, VRD(1),(2)	7,750,000	7,750,000

Frisco Certificates of Obligation (Barclays Capital Municipal
Trust Receipts, Series 188) (AGM Insured),
0.310%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Series C-2,
0.240%, VRD	10,850,000	10,850,000

Harris County Health Facilities Development Corp. Hospital
Revenue (Baylor College of Medicine),
Series A1,
0.290%, VRD	6,450,000	6,450,000

Series A2,
0.250%, VRD	7,100,000	7,100,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.240%, VRD	24,700,000	24,700,000

Series A-2,
0.240%, VRD	6,000,000	6,000,000

Harris County Refunding (Toll Road Senior Lien),
Series B2, (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,029,910

60

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.250%, VRD	$3,000,000	$3,000,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.290%, VRD	9,000,000	9,000,000

Series B-4,
0.290%, VRD	11,750,000	11,750,000

Series B-6,
0.250%, VRD	18,300,000	18,300,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.280%, VRD	17,500,000	17,500,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.270%, VRD	4,200,000	4,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.350%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.300%, VRD	5,450,000	5,450,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.250%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.310%, VRD(1),(2)	6,205,000	6,205,000

Texas (JP Morgan PUTTERs, Series 3238),
0.300%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.300%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.300%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	5,000,000	5,034,443

University of Texas Permanent University Fund System,
Series A,
0.220%, VRD	2,270,000	2,270,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	$11,025,000	$11,025,000

0.230%, VRD	7,270,000	7,270,000

Waco Educational Finance Corp. Revenue Refunding
(Baylor University),
Series A,
0.270%, VRD	2,200,000	2,200,000

		209,449,353

Vermont—1.38%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
0.500%, VRD	4,350,000	4,350,000

Series B
0.500%, VRD	5,300,000	5,300,000

Winooski Special Obligation Refunding,
Series A,
0.250%, VRD	17,000,000	17,000,000

		26,650,000

Virginia—2.02%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series B,
0.240%, VRD	1,600,000	1,600,000

Series D,
0.270%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A,
0.23%, VRD, Mandatory Put 5/05/10 @ 100	6,000,000	6,000,000

0.48%, VRD, Mandatory Put 5/13/11 @ 100	10,000,000	10,000,000

University of Virginia University Revenues (General),
Series A,
0.230%, VRD	9,290,000	9,290,000

Virginia University Health System Authority Revenue (General),
Series C,
0.290%, VRD	8,875,000	8,875,000

		39,090,000

62

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—4.73%
Central Puget Sound Regional Transportation Authority Sales &
Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.300%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.350%, VRD(1),(2)	14,150,000	14,150,000

King County (Multi Modal Ltd. Tax Sewer),
Series A,
0.270%, VRD	8,165,000	8,165,000

King County Sewer Revenue (Junior Lien),
Series A,
0.300%, VRD	19,380,000	19,380,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.310%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001 Electric
Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10	5,000,000	5,004,944

Series B,
2.000%, due 08/05/10	4,000,000	4,016,081

Washington (Citigroup ROCS, Series RR-II-R-11145) (AGM Insured),
0.310%, VRD(1),(2)	6,750,000	6,750,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-5,
0.290%, VRD	7,235,000	7,235,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments), (FNMA Insured),
0.300%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.290%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.270%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(AGM Insured),
0.310%, VRD(1),(2)	4,955,000	4,955,000

		91,381,025

63

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—0.94%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	$11,675,000	$11,703,277

Wisconsin Health & Educational Facilities Authority Revenue
(Aurora Health Care),
Series B,
0.290%, VRD	2,600,000	2,600,000

Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.280%, VRD	3,840,000	3,840,000

		18,143,277

Wyoming—0.29%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.280%, VRD	5,100,000	5,100,000

Series B,
0.320%, VRD	600,000	600,000

		5,700,000

Total municipal bonds and notes (cost—$1,729,149,463)		1,729,149,463

Tax-exempt commercial paper—11.31%

California—0.78%
Kaiser Permanente,
0.230%, due 05/06/10	15,000,000	15,000,000

Florida—1.29%
Florida Local Government,
0.300%, due 06/07/10	24,926,000	24,926,000

Illinois—0.10%
Illinois Educational Facilities Authority Revenue,
0.300%, due 08/02/10	2,000,000	2,000,000

Louisiana—0.78%
St. James Parish Pollution Control,
0.260%, due 05/10/10	15,000,000	15,000,000

Maryland—1.57%
Baltimore County,
0.250%, due 05/03/10	30,400,000	30,400,000

64

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Massachusetts—1.11%
Harvard University,
0.320%, due 06/01/10	$10,000,000	$10,000,000

Massachusetts Bay Transportation,
0.250%, due 05/06/10	6,500,000	6,500,000

State of Massachussets,
0.320%, due 05/11/10	5,000,000	5,000,000

		21,500,000

Michigan—0.60%
Trinity Health Credit Group,
0.180%, due 05/10/10	11,700,000	11,700,000

Minnesota—2.00%
Mayo Clinic,
0.230%, due 05/04/10	5,000,000	5,000,000

0.270%, due 05/20/10	6,000,000	6,000,000

0.300%, due 05/24/10	10,000,000	10,000,000

0.300%, due 06/01/10	17,600,000	17,600,000

		38,600,000

New York—0.25%
Columbia University,
0.300%, due 08/02/10	4,780,000	4,780,000

Ohio—0.52%
Cleveland Clinic,
0.270%, due 06/03/10	10,000,000	10,000,000

Tennessee—0.31%
Vanderbilt University,
0.400%, due 10/19/10	6,000,000	6,000,000

Texas—1.26%
Houston Combined Utility System,
0.230%, due 05/24/10	3,750,000	3,750,000

Methodist Hospital,
0.400%, due 06/15/10	12,000,000	12,000,000

San Antonio Electric & Gas,
0.270%, due 05/03/10	5,000,000	5,000,000

0.300%, due 05/03/10	3,700,000	3,700,000

		24,450,000

65

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Wyoming—0.74%
PacificCorp.,
0.230%, due 05/05/10	$2,000,000	$2,000,000

Sweetwater County,
0.230%, due 05/03/10	12,225,000	12,225,000

		14,225,000

Total tax-exempt commercial paper (cost—$218,581,000)		218,581,000

Total investments (cost—$1,947,730,463 which approximates cost for federal income tax purposes)—100.76%		1,947,730,463

Liabilities in excess of other assets—(0.76)%		(14,598,948)

Net assets—100.00%		1,933,131,515

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.23% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2010 and reset periodically.

66

Tax-Free Master Fund

Statement of net assets—April 30, 2010

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,729,149,463	$—	$1,729,149,463

Tax-exempt commercial paper	—	218,581,000	—	218,581,000

Total	$—	$1,947,730,463	$—	$1,947,730,463

Weighted average maturity—14 days

See accompanying notes to financial statements

67

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 to April 30, 2010.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

68

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

69

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.70	$0.45	0.09%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

Treasury Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.40	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.80	$0.45	0.09%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

70

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	35 days	54 days	36 days

Net assets (bln)	$22.6	$19.6	$19.6

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Commercial paper	50.6%	51.3%	44.8%

US government and agency obligations	16.2	18.3	17.8

Repurchase agreements	12.8	12.9	12.0

Certificates of deposit	12.5	12.3	14.7

US master note	3.6	3.0	2.0

Short-term corporate obligations	3.3	1.8	5.5

Time deposit	1.0	1.4	1.2

Bank notes	—	—	1.4

Funding agreement	—	—	1.3

Money market funds	—	—	0.5

Other assets less liabilities	0.0 (3)	(1.0)	(1.2)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

71

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	40 days	54 days	37 days

Net assets (bln)	$7.3	$7.6	$10.7

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Repurchase agreements	75.4%	62.8%	44.7%

US government obligations	24.5	37.0	55.2

Other assets less liabilities	0.1	0.2	0.1

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

72

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	14 days	15 days	14 days

Net assets (bln)	$1.9	$2.1	$2.8

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Municipal bonds and notes	89.5%	93.4%	87.0%

Tax-exempt commercial paper	11.3	5.9	8.5

Money market funds	—	0.7	4.2

Other assets less liabilities	(0.8)	0.0 (3)	0.3

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

73

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the year ended
April 30, 2010

Prime Master Fund

Investment income:
Interest	$72,793,758

Affiliated securities lending income	7,144

72,800,902

Expenses:
Investment advisory and administration fees	20,801,121

Trustees’ fees	81,782

20,882,903

Less: Fee waivers by advisor	(616,491)

Net expenses	20,266,412

Net investment income	52,534,490

Net realized gain from investment activities	201,183

Net increase in net assets resulting from operations	$52,735,673

Treasury Master Fund

Investment income:
Interest	$18,807,232

Expenses:
Investment advisory and administration fees	8,449,510

Trustees’ fees	40,608

Net expenses	8,490,118

Net investment income	10,317,114

Net realized gain from investment activities	132,304

Net increase in net assets resulting from operations	$10,449,418

Tax-Free Master Fund

Investment income:
Interest	$6,676,416

Expenses:
Investment advisory and administration fees	2,227,379

Trustees’ fees	19,712

Interest expense	3,123

2,250,214

Less: Fee waivers by advisor	(54,628)

Net expenses	2,195,586

Net investment income	4,480,830

Net realized gain from investment activities	164,409

Net increase in net assets resulting from operations	$4,645,239

See accompanying notes to financial statements

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

Prime Master Fund

From operations:
Net investment income	$52,534,490	$291,333,214

Net realized gain (loss) from investment activities	201,183	(95,374)

Net increase in net assets resulting from operations	52,735,673	291,237,840

Net increase in net assets from beneficial interest transactions	2,931,246,583	5,368,548,119

Net increase in net assets	2,983,982,256	5,659,785,959

Net assets:
Beginning of year	19,607,886,818	13,948,100,859

End of year	$22,591,869,074	$19,607,886,818

Treasury Master Fund

From operations:
Net investment income	$10,317,114	$69,464,085

Net realized gain from investment activities	132,304	3,665

Net increase in net assets resulting from operations	10,449,418	69,467,750

Net increase (decrease) in net assets from beneficial interest transactions	(3,374,821,928)	3,919,045,621

Net increase (decrease) in net assets	(3,364,372,510)	3,988,513,371

Net assets:
Beginning of year	10,699,897,328	6,711,383,957

End of year	$7,335,524,818	$10,699,897,328

Tax-Free Master Fund

From operations:
Net investment income	$4,480,830	$45,352,482

Net realized gain from investment activities	164,409	187,651

Net increase in net assets resulting from operations	4,645,239	45,540,133

Net increase (decrease) in net assets from beneficial interest transactions	(841,553,891)	82,384,475

Net increase (decrease) in net assets	(836,908,652)	127,924,608

Net assets:
Beginning of year	2,770,040,167	2,642,115,559

End of year	$1,933,131,515	$2,770,040,167

See accompanying notes to financial statements

75

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the years ended April 30,				For the period
					August 28, 2007(1) to
	2010		2009		April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$22,591,869		$19,607,887		$13,948,101

Expenses to average net assets, before fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Net investment income to average net assets	0.25%		1.90%		4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$7,335,525		$10,699,897		$6,711,384

Expenses to average net assets, before fee waivers by advisor	0.10%		0.10	%(4)	0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10%		0.10	%(4)	0.10	%(2)

Net investment income to average net assets	0.12%		0.77%		2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,933,132		$2,770,040		$2,642,116

Expenses to average net assets, before fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10	%(4)	0.04%		0.00	%(2),(3)

Net investment income to average net assets	0.20%		1.42%		2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.
(4)	Waivers by advisor represent less than 0.005%.

See accompanying notes to financial statements

76

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal

77

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Master Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on

78

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Master Funds’ financial statement disclosures.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Under certain circumstances, the Master Funds may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2010, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,843,607, $619,044 and $163,371, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses.

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At April 30, 2010, UBS Global AM owed $20,449, $9,162 and $4,359 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

From December 16, 2009, until January 31, 2010, UBS Global AM voluntarily waived 0.02% of its investment advisory and administration fee for Prime Master Fund and Tax-Free Master Fund. As a result, the total ordinary annual operating expenses were reduced to 0.08% from December 16, 2009, until January 31, 2010, at which time the waiver of the management fees was reduced 0.01% per week over two weeks so that such waiver completely expired by the third week of February 2010. For the year ended April 30, 2010, UBS Global AM voluntarily waived $616,491 and $54,628 for Prime Master Fund and Tax-Free Master Fund, respectively.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2010, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$113,176,244,945

Treasury Master Fund	289,616,627,498

Tax-Free Master Fund	1,419,784,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds, lending agent. At April 30, 2010, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 1.00%. For the year ended April 30, 2010, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $7,878,223 for 16 days with a related weighted average annualized interest rate of 0.892%, which resulted in $3,123 of interest expense payable by UBS Global AM.

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Other liabilities
At April 30, 2010, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Tax-Free Master Fund	$16,097,680

* Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the years ended April 30,

Prime Master Fund	2010	2009

Contributions	$42,776,750,451	$33,455,610,806

Withdrawals	(39,845,503,868)	(28,087,062,687)

Net increase in beneficial interest	$2,931,246,583	$5,368,548,119

	For the years ended April 30,

Treasury Master Fund	2010	2009

Contributions	$10,240,126,831	$19,523,208,625

Withdrawals	(13,614,948,759)	(15,604,163,004)

Net increase (decrease) in beneficial interest	$(3,374,821,928)	$3,919,045,621

	For the years ended April 30,

Tax-Free Master Fund	2010	2009

Contributions	$2,552,766,939	$4,111,522,730

Withdrawals	(3,394,320,830)	(4,029,138,255)

Net increase (decrease) in beneficial interest	$(841,553,891)	$82,384,475

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 29, 2010

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

85

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg;†† 68 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

86

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

87

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 75 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 69 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 63 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

88

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc. and The New Germany Fund, Inc.

89

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Bernard H. Garil; 70 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 50 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

90

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Garil is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

91

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

92

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark E. Carver*; 46	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

93

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Thomas Disbrow*; 44	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 45	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

94

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Elbridge T. Gerry III*; 53	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Erin O. Houston*; 33	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

95

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 52	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global Asset Management—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 42	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

96

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Tammie Lee*; 39	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 40	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

97

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 48	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Ryan Nugent*; 32	Vice President	Since 2009	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds since February 2002. Mr. Nugent is a vice president of four investment companies (consisting of 18 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

98

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Nancy Osborn*; 44	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 36	Vice President	Since 2001	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

99

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Eric Sanders*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

100

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 53	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

101

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (concluded)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 48	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

102

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103

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104

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Select Prime Investor Fund UBS Select Treasury Investor Fund UBS Select Tax-Free Investor Fund
Annual Report April 30, 2010

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

June 14, 2010

Dear shareholder,
We present you with the annual report for the UBS Select Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the “Funds”) for the 12 months ended April 30, 2010.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reiumbursements) were as follows:

• UBS Select Prime Investor Fund: 0.01% as of April 30, 2010, versus 0.01% as of October 31, 2009.

• UBS Select Treasury Investor Fund: 0.01% as of April 30, 2010, versus 0.01% as of October 31, 2009.

• UBS Select Tax-Free Investor Fund: 0.01% as of April 30, 2010, versus 0.01% as of October 31, 2009.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 9.
UBS Select Prime
Investor Fund

UBS Select Treasury
Investor Fund

Investment goals
(both Funds):
Maximum current income
consistent with liquidity and
capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Investor
Fund—August 1, 2008;
UBS Select Treasury Investor
Fund—September 18, 2008

Dividend payments:
Monthly

UBS Select Tax-Free
Investor Fund

Investment goal:
Maximum current income
exempt from federal income
tax consistent with liquidity
and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
Erin O. Houston
UBS Global Asset
Management (Americas) Inc.

Commencement:
September 22, 2008

Dividend payments:
Monthly

1

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

An Interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	While economic growth in the US was still strained when the reporting period began, it is generally believed that the recession—considered to be the longest since the Great Depression—has since ended.[1] Signs of growth first appeared in the third quarter of 2009, when gross domestic product (“GDP”) growth increased by 2.2%. Economic activity continued to expand through the remainder of the period, spurred on in part by the federal government’s $787 billion stimulus program, increased consumer spending and improved manufacturing activity as companies moved to rebuild inventories amid rising demand.

Q.	How did the Fed react to this economic environment?
A.	Although the economy strengthened during the reporting period, the Fed remained concerned about continued high unemployment, which was an elevated 9.9% in April 2010. As a result, the Fed maintained its highly accommodative monetary policy, keeping the fed funds rate within a range of 0.00% to 0.25%—a historic low. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) During its April 2010 meeting, the Fed reasserted the rationale for this policy, stating that “...economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

[1]	The National Bureau of Economic Research (NBER) defines economic recession as: “a significant decline in the economic activity spread across the economy, lasting more than a few months, normally visible in real GDP growth, real personal income, employment (non-farm payrolls), industrial production and wholesale/retail sales.”

2

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

•	In the Master Fund in which UBS Select Prime Investor Fund invests, the weighted average maturity was 36 days when the reporting period began. As the reporting period continued and the credit markets stabilized, we increased the Master Fund’s weighted average maturity significantly, reaching 54 days on October 31, 2009.

However, during the second half of the reporting period, we reduced the Master Fund’s weighted average maturity, ending the period at 35 days, in order to minimize pricing volatility and to meet potential redemption requests in anticipation of the effectiveness of the Securities and Exchange Commission’s new requirements related to money market funds (see below for more information). In addition, it was our expectation that interest rates would rise as the Fed began to take steps—ahead of any moves to increase the fed funds rate—to remove current high levels of liquidity from the market.

At the issuer level, we maintained a greater-than-usual level of diversification over the fiscal year by investing in smaller positions, with the goal of reducing risk and keeping the Fund highly liquid. As the economic environment improved over the period, we gradually increased our single issuer exposure, typically purchasing up to 3.00% in single nongovernment issuers toward the end of the reporting period. The Master Fund is generally able to hold up to 5.00% in any one issuer (subject to certain exceptions).

We increased the Master Fund’s exposure to commercial paper over the 12-month period. In addition, we decreased the Master Fund’s exposure to certificates of deposit, US government and agency obligations, and short-term corporates, while slightly increasing our exposure to repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.

•	In the Master Fund in which UBS Select Treasury Investor Fund invests, we began the reporting period with an emphasis on investments in US government obligations. This was due to the flight to quality that had occurred in the financial market. As the reporting period progressed, we switched our emphasis to repurchase agreements backed by Treasury obligations since their yields were generally higher than those offered through direct

3

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

investments in Treasuries. Repurchase agreements also often have the added advantage of providing increased liquidity.

•	In the Master Fund in which UBS Select Tax-Free Investor Fund invests, the weighted average maturity remained relatively flat at around 14 days over the reporting period. Throughout the reporting period, we focused our efforts on adding yield, while maintaining current duration levels, by reinvesting proceeds from maturing notes in municipal commercial paper. We invested in commercial paper in the 90 day range to maximize yield in a relatively flat municipal yield curve environment. Additionally, we stressed debt investments in state and local general obligations as well as revenue bonds from essential service providers. We continued to diversify away from variable rate demand notes,[2] also known as “VRDNs,” with liquidity and letter of credit enhancement providers from weaker regional banks into self-liquidity[3] and stronger, more diversified enhancement providers.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	While the worst of the global recession appears to be over, a number of uncertainties remain regarding the sustainability of the economic recovery. Unemployment remains high and the government’s stimulus programs are scheduled to largely expire as the year progresses. Given this environment, yields on money market securities could remain low, and there could be periods of increased market volatility.

Q.	How will regulatory changes announced earlier this year impact the Fund?
A.	On January 27, 2010, the Securities and Exchange Commission (“SEC”) voted to adopt rule amendments designed to strengthen the regulations governing money market funds. The amendments impose new liquidity, credit quality and maturity limits. They also enhance disclosures by, among other things, requiring the monthly posting of

[2]	A Variable Rate Demand Note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put”, securities at par with seven days’ notice—or, in some cases, one day’s notice.

[3]	When a self-liquidity VRDN is issued, the issuer agrees to repurchase bonds that have been tendered, but not yet remarketed, without procuring a third-party liquidity facility.

4

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

portfolio holdings reports (beginning in October 2010). UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) welcomes the SEC’s approval of these new requirements. We believe that they will fortify the money market sector and are consistent with our long- standing conservative approach to the management of our US money market funds.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Managing Director
UBS Select Tax-Free Investor Fund	UBS Global Asset Management
Managing Director	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Director
Managing Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

Erin O. Houston
Portfolio Manager—
UBS Select Tax-Free Investor Fund
Associate Director
UBS Global Asset Management (Americas) Inc.

5

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

This letter is intended to assist shareholders in understanding how each Fund performed during the 12 months ended April 30, 2010. The views and opinions in the letter were current as of June 14, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 to April 30, 2010.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

7

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Investor Fund

			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value*	11/01/09 to	during the
	November 1, 2009	April 30, 2010	04/30/10	period

Actual	$1,000.00	$1,000.10	$1.19	0.24%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.60	1.20	0.24

UBS Select Treasury Investor Fund

			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value*	11/01/09 to	during the
	November 1, 2009	April 30, 2010	04/30/10	period

Actual	$1,000.00	$1,000.10	$0.79	0.16%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.00	0.80	0.16

UBS Select Tax-Free Investor Fund

			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value*	11/01/09 to	during the
	November 1, 2009	April 30, 2010	04/30/10	period

Actual	$1,000.00	$1,000.10	$1.14	0.23%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.65	1.15	0.23

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

*	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

8

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.01%	0.01%	0.34%

Seven-day effective yield(1)	0.01	0.01	0.34

Weighted average maturity(2)	35 days	54 days	36 days

Net assets (mm)	$636.1	$957.8	$1,512.2

UBS Select Treasury Investor Fund

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.01%	0.01%	0.01%

Seven-day effective yield(1)	0.01	0.01	0.01

Weighted average maturity(2)	40 days	54 days	37 days

Net assets (mm)	$119.0	$154.2	$191.8

UBS Select Tax-Free Investor Fund

Yields and characteristics	04/30/10	10/31/09	04/30/09

Seven-day current yield(1)	0.01%	0.01%	0.14%

Seven-day effective yield(1)	0.01	0.01	0.14

Weighted average maturity(2)	14 days	15 days	14 days

Net assets (mm)	$62.9	$78.0	$110.5

(1)	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

9

UBS Select Prime Investor Fund

Statement of assets and liabilities—April 30, 2010

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$636,263,631 which approximates cost for federal income tax purposes)	$636,263,631

Other assets	10,874

Total assets	636,274,505

Liabilities:
Dividends payable to shareholders	5,341

Payable to affiliates	87,644

Accrued expenses and other liabilities	63,784

Total liabilities	156,769

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 636,114,449 outstanding	636,114,449

Accumulated net realized gain from investment activities	3,287

Net assets	$636,117,736

Net asset value per share	$1.00

See accompanying notes to financial statements

10

UBS Select Treasury Investor Fund

Statement of assets and liabilities—April 30, 2010

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$119,071,321 which approximates cost for federal income tax purposes)	$119,071,321

Other assets	3,879

Total assets	119,075,200

Liabilities:
Dividends payable to shareholders	978

Payable to affiliates	6,138

Accrued expenses and other liabilities	52,340

Total liabilities	59,456

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 119,015,158 outstanding	119,015,158

Accumulated net realized gain from investment activities	586

Net assets	$119,015,744

Net asset value per share	$1.00

See accompanying notes to financial statements

11

UBS Select Tax-Free Investor Fund

Statement of assets and liabilities—April 30, 2010

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$62,974,061 which approximates cost for federal income tax purposes)	$62,974,061

Other assets	842

Total assets	62,974,903

Liabilities:
Dividends payable to shareholders	515

Payable to affiliates	17,440

Accrued expenses and other liabilities	55,682

Total liabilities	73,637

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 62,896,775 outstanding	62,896,775

Accumulated net realized gain from investment activities	4,491

Net assets	$62,901,266

Net asset value per share	$1.00

See accompanying notes to financial statements

12

UBS Select Prime Investor Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest income allocated from Master	$4,068,225

Securities lending income allocated from Master	349

Expenses allocated from Master	(1,040,665)

Waivers allocated from Master	22,253

Net investment income allocated from Master	3,050,162

Expenses:
Service and distribution fees	3,640,922

Administration fees	1,040,289

Transfer agency fees	88,931

Professional fees	53,225

State registration fees	39,723

Reports and notices to shareholders	35,546

Trustees’ fees	16,447

Custody and accounting fees	12,001

Insurance expense	7,028

US Treasury Temporary Guarantee Program Participation fees	3,459

Other expenses	10,008

4,947,579

Less: Fee waivers and/or expense reimbursements by administrator and distributor	(2,454,802)

Net expenses	2,492,777

Net investment income	557,385

Net realized gain from investment activities allocated from Master	10,485

Net increase in net assets resulting from operations	$567,870

See accompanying notes to financial statements

13

UBS Select Treasury Investor Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest income allocated from Master	$336,900

Expenses allocated from Master	(151,796)

Net investment income allocated from Master	185,104

Expenses:
Service and distribution fees	531,094

Administration fees	151,736

Professional fees	55,367

Reports and notices to shareholders	20,332

State registration fees	17,458

Trustees’ fees	12,271

Custody and accounting fees	11,434

Transfer agency fees	9,168

Insurance expense	989

US Treasury Temporary Guarantee Program Participation fees	386

Other expenses	4,480

814,715

Less: Fee waivers and/or expense reimbursements by administrator and distributor	(644,788)

Net expenses	169,927

Net investment income	15,177

Net realized gain from investment activities allocated from Master	2,307

Net increase in net assets resulting from operations	$17,484

See accompanying notes to financial statements

14

UBS Select Tax-Free Investor Fund

Statement of operations

For the
year ended
April 30, 2010

Investment income:
Interest income allocated from Master	$249,358

Expenses allocated from Master	(84,540)

Waivers allocated from Master	2,176

Net investment income allocated from Master	166,994

Expenses:
Service and distribution fees	295,674

Administration fees	84,449

Professional fees	52,966

Reports and notices to shareholders	21,453

State registration fees	16,278

Trustees’ fees	11,545

Custody and accounting fees	11,300

Transfer agency fees	5,631

Insurance expense	606

Other expenses	8,219

508,121

Less: Fee waivers and/or expense reimbursements by administrator and distributor	(351,330)

Net expenses	156,791

Net investment income	10,203

Net realized gain from investment activities allocated from Master	6,050

Net increase in net assets resulting from operations	$16,253

See accompanying notes to financial statements

15

UBS Select Prime Investor Fund

Statement of changes in net assets

	For the	For the period
	year ended	August 1, 2008(1) to
	April 30, 2010	April 30, 2009

From operations:
Net investment income	$557,385	$3,654,595

Net realized gains from investment activities	10,485	40,030

Net increase in net assets resulting from operations	567,870	3,694,625

Dividends and distributions to shareholders from:
Net investment income	(557,385)	(3,654,595)

Net realized gain from investment activities	(47,228)	—

Total dividends and distributions to shareholders	(604,613)	(3,654,595)

Net increase (decrease) in net assets from beneficial interest transactions	(876,069,088)	1,512,183,537

Net increase (decrease) in net assets	(876,105,831)	1,512,223,567

Net assets:
Beginning of period	1,512,223,567	—

End of period	$636,117,736	$1,512,223,567

Accumulated undistributed net investment income	$—	$—

(1)  Commencement of operations.

See accompanying notes to financial statements

16

UBS Select Treasury Investor Fund

Statement of changes in net assets

	For the	For the period
	year ended	September 18, 2008(1) to
	April 30, 2010	April 30, 2009

From operations:
Net investment income	$15,177	$64,050

Net realized gains from investment activities	2,307	65

Net increase in net assets resulting from operations	17,484	64,115

Dividends and distributions to shareholders from:
Net investment income	(15,177)	(64,050)

Net realized gains from investment activities	(1,721)	(65)

Total dividends and distributions to shareholders	(16,898)	(64,115)

Net increase (decrease) in net assets from beneficial interest transactions	(72,756,685)	191,771,843

Net increase (decrease) in net assets	(72,756,099)	191,771,843

Net assets:
Beginning of period	191,771,843	—

End of period	$119,015,744	$191,771,843

Accumulated undistributed net investment income	$—	$—

(1)  Commencement of operations.

See accompanying notes to financial statements

17

UBS Select Tax-Free Investor Fund

Statement of changes in net assets

	For the	For the period
	year ended	September 22, 2008(1) to
	April 30, 2010	April 30, 2009

From operations:
Net investment income	$10,203	$356,764

Net realized gains from investment activities	6,050	3,351

Net increase in net assets resulting from operations	16,253	360,115

Dividends and distributions to shareholders from:
Net investment income	(10,203)	(356,764)

Net realized gain from investment activities	(4,910)	—

Total dividends and distributions to shareholders	(15,113)	(356,764)

Net increase (decrease) in net assets from beneficial interest transactions	(47,596,542)	110,493,317

Net increase (decrease) in net assets	(47,595,402)	110,496,668

Net assets:
Beginning of period	110,496,668	—

End of period	$62,901,266	$110,496,668

Accumulated undistributed net investment income	$—	$—

(1)  Commencement of operations.

See accompanying notes to financial statements

18

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the		For the period
	year ended		August 1, 2008(1) to
	April 30, 2010		April 30, 2009

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.000	(2)	0.011

Dividends from net investment income	(0.000	)(2)	(0.011)

Distributions from net realized gain from investment activities	(0.000	)(2)	—

Total dividends and distributions	(0.000	)(2)	(0.011)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	0.05%		1.08%

Ratios/supplemental data:
Net assets, end of period (000’s)	$636,118		$1,512,224

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and distributor(4)	0.58%		0.60	%(5)

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and distributor(4)	0.34%		0.45	%(5)

Net investment income to average net assets(4)	0.05%		0.77	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

19

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the		For the period
	year ended		September 18, 2008(1) to
	April 30, 2010		April 30, 2009

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.000	(2)	0.001

Dividends from net investment income	(0.000	)(2)	(0.001)

Distributions from net realized gains from investment activities	(0.000	)(2)	(0.000	)(2)

Total dividends and distributions	(0.000	)(2)	(0.001)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	0.01%		0.06%

Ratios/supplemental data:
Net assets, end of period (000’s)	$119,016		$191,772

Expenses to average net assets, before fee waivers and/or expense reimbursements by administrator and distributor(4)	0.64%		0.65	%(5)

Expenses to average net assets, net of fee waivers and/or expense reimbursements by administrator and distributor(4)	0.21%		0.40	%(5)

Net investment income to average net assets(4)	0.01%		0.06	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

20

UBS Select Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the		For the period
	year ended		September 22, 2008(1) to
	April 30, 2010		April 30, 2009

Net asset value, beginning of period	$1.00		$1.00

Net investment income(1)	0.000	(2)	0.005

Dividends from net investment income	(0.000	)(2)	(0.005)

Distributions from net realized gain from investment activities	(0.000	)(2)	—

Total dividends and distributions	(0.000	)(2)	(0.005)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	0.02%		0.46%

Ratios/supplemental data:
Net assets, end of period (000’s)	$62,901		$110,497

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and distributor(4)	0.70%		0.72	%(5)

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and distributor(4)	0.28%		0.42	%(5)

Net investment income to average net assets(4)	0.01%		0.55	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

21

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with fourteen series.The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (2.82% for Prime Investor Fund, 1.62% for Treasury Investor Fund and 3.26% for Tax-Free Investor Fund at April 30, 2010). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified

23

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At April 30, 2010, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $51,554, $19,778, and $14,505, respectively, for administrative services.

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2010 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At April 30, 2010, UBS Global AM owed Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $16,998, $19,268 and $3,546 for fee waivers and/or expense reimbursements, respectively. For the year ended April 30, 2010, UBS Global AM was contractually obligated to waive $761,190, $207,424 and $168,041, respectively. Each Fund will repay UBS Global AM for any such waived fees/reimbursed expenses pursuant to these contractual arrangements to the extent that it can do so over the three fiscal years following August 31, 2010, without causing a Fund’s expenses in any of those three years to exceed such expense cap.

Service and distribution plans
 UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Funds’ shares. During the year ended April 30, 2010, the Funds each paid UBS Global AM—US monthly distribution (12b-1)

24

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

and service fees at the annual rate of 0.25% and 0.10%, respectively, of each Fund’s average daily net assets. At April 30, 2010, the Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM—US $187,893, $70,138 and $18,218 for distribution and service fees, respectively. In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse fund expenses so that total ordinary annual operating expenses do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that current fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2010, UBS Global AM—US owed the Funds $134,805, $64,510 and $11,737 for these additional fee waivers and/or expense reimbursements, respectively. For the year ended April 30, 2010, voluntary additional waivers and/or expense reimbursements by UBS Global AM and UBS Gobal AM—US were as follows: UBS Select Prime Investor Fund - $1,693,612; UBS Select Treasury Investor Fund - $437,364; and UBS Select Tax-Free Investor Fund - $183,289. There is no guarantee that this additional voluntary amount will continue to be waived and/or expenses reimbursed.

Federal tax status
Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the fiscal year ended April 30, 2010 and the period ended April 30, 2009, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2010 and the period ended April 30, 2009, was 67.50% and 99.79% tax-exempt income, 21.34% and 0.21% ordinary income, and 11.16% and 0.00% long-term capital gain, respectively.

25

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

At April 30, 2010, the components of accumulated earnings on a tax basis were undistributed ordinary income of $8,628 for Prime Investor Fund, undistributed ordinary income of $1,564 for Treasury Investor Fund, and undistributed tax-exempt income of $515, undistributed ordinary income of $4,248, and undistributed long-term capital gains of $243 for Tax-Free Investor Fund.

As of and during the year ended April 30, 2010, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2010, the Funds did not incur any interest or penalties.

Each of the tax years since the inception of each Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the	For the
	year ended	period ended
Prime Investor Fund	April 30, 2010	April 30, 2009(1)

Shares sold	1,164,709,940	2,611,604,330

Shares repurchased	(2,041,748,365)	(1,102,435,915)

Dividends reinvested	969,337	3,015,122

Net increase (decrease) in shares outstanding	(876,069,088)	1,512,183,537

	For the	For the
	year ended	period ended
Treasury Investor Fund	April 30, 2010	April 30, 2009(2)

Shares sold	169,858,446	574,329,672

Shares repurchased	(242,631,418)	(382,614,202)

Dividends reinvested	16,287	56,373

Net increase (decrease) in shares outstanding	(72,756,685)	191,771,843

26

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

	For the	For the
	year ended	period ended
Tax-Free Investor Fund	April 30, 2010	April 30, 2009(3)

Shares sold	150,447,104	330,634,459

Shares repurchased	(198,064,558)	(220,423,357)

Dividends reinvested	20,912	282,215

Net increase (decrease) in shares outstanding	(47,596,542)	110,493,317

(1)	The Fund commenced operations on August 1, 2008.
(2)	The Fund commenced operations on September 18, 2008.
(3)	The Fund commenced operations on September 22, 2008.

US Treasury Temporary Guarantee Program for Money Market Funds
Each Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of participating money market funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. Each Fund bore the cost of participating in this program, as this was not an expense borne by the Funds’ administrator. Each Fund paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. The program was then extended a final time, providing coverage through September 18, 2009. In April, each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

27

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Investor Fund,
UBS Select Treasury Investor Fund and
UBS Select Tax-Free Investor Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2010, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund at April 30, 2010, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 29, 2010

28

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2009 as short-term capital gain dividends.

The Treasury Investor Fund hereby designates 89.82% and 10.18% of the ordinary income dividends paid during the fiscal year ended April 30, 2010 as interest related dividends and qualified short-term gain dividends, respectively.

29

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

US government and agency obligations—16.17%

Federal Farm Credit Bank
0.161%, due 05/18/10(1)	$137,000,000	$137,000,000

0.340%, due 01/14/11(2)	150,000,000	149,634,500

Federal Home Loan Bank
0.800%, due 05/05/10	150,000,000	149,999,836

0.433%, due 05/13/10(1)	113,000,000	113,000,000

0.550%, due 06/10/10	150,000,000	150,005,257

0.600%, due 06/21/10	75,000,000	74,991,840

0.198%, due 07/13/10(1)	79,000,000	78,999,516

0.440%, due 09/01/10(2)	47,000,000	46,929,343

0.500%, due 10/15/10	83,750,000	83,747,544

0.430%, due 11/04/10	167,500,000	167,532,366

0.500%, due 12/28/10	89,000,000	89,000,000

0.375%, due 01/19/11	27,615,000	27,615,000

0.570%, due 04/13/11	100,000,000	99,981,689

Federal Home Loan Mortgage Corp.*
0.430%, due 05/17/10(2)	197,500,000	197,462,256

0.220%, due 08/05/10(2)	150,000,000	149,912,000

0.240%, due 08/11/10(2)	125,000,000	124,915,000

0.230%, due 08/24/10(2)	181,110,000	180,976,934

1.450%, due 09/10/10	50,000,000	50,165,698

Federal National Mortgage Association*
0.540%, due 07/12/10(2)	145,000,000	144,843,400

0.188%, due 07/13/10(1)	321,000,000	321,000,000

0.210%, due 08/02/10(2)	115,000,000	114,937,613

0.530%, due 08/02/10(2)	100,000,000	99,863,083

2.875%, due 10/12/10	52,750,000	53,309,771

US Treasury Bills
0.495%, due 07/29/10(2)	90,000,000	89,889,863

0.240%, due 09/16/10(2)	150,000,000	149,862,000

US Treasury Notes
2.375%, due 08/31/10	200,000,000	201,286,152

2.000%, due 09/30/10	152,750,000	153,874,716

1.500%, due 10/31/10	150,000,000	150,792,682

0.875%, due 03/31/11	100,000,000	100,373,098

Total US government and agency obligations
(cost—$3,651,901,157)		3,651,901,157

30

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Time deposit—1.04%

Banking-non-US—1.04%
Citibank N.A., Nassau
0.180%, due 05/03/10 (cost—$236,000,000)	$236,000,000	$236,000,000

Certificates of deposit—12.51%

Banking-non-US—11.62%
Bank of Nova Scotia
1.100%, due 05/11/10	48,000,000	48,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.220%, due 05/11/10	250,000,000	250,000,000

Credit Agricole CIB
0.344%, due 05/17/10(1)	160,000,000	160,000,000

Deutsche Bank AG
0.861%, due 06/18/10(1)	50,000,000	50,042,618

Dnb NOR ASA
0.190%, due 05/12/10	100,000,000	100,000,000

Mizuho Corporate Bank Ltd.
0.250%, due 05/24/10	183,000,000	183,000,000

Natixis
0.240%, due 06/04/10	207,000,000	207,000,000

Nordea Bank Finland
0.750%, due 09/23/10	44,000,000	44,003,516

Rabobank Nederland NV
0.263%, due 05/26/10(1)	200,000,000	200,000,000

Royal Bank of Scotland PLC
0.260%, due 06/17/10	250,000,000	250,000,000

Societe Generale
0.210%, due 05/03/10	200,000,000	200,000,000

0.240%, due 05/21/10	100,000,000	100,000,000

0.270%, due 06/03/10	100,000,000	100,000,000

UniCredito Italiano SpA
0.240%, due 05/05/10	250,000,000	250,000,000

0.240%, due 05/10/10	190,000,000	190,000,000

Westpac Banking Corp.
0.280%, due 05/03/10(1)	214,500,000	214,500,000

0.290%, due 05/03/10(1)	78,500,000	78,500,000

		2,625,046,134

31

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-US—0.89%
State Street Bank & Trust Co.
0.220%, due 05/20/10	$200,000,000	$200,000,000

Total certificates of deposit (cost—$2,825,046,134)		2,825,046,134

Commercial paper(2)—50.55%

Asset backed-banking—1.22%
Atlantis One Funding
0.220%, due 05/03/10	150,000,000	149,998,167

0.220%, due 05/06/10	50,000,000	49,998,472

0.300%, due 05/06/10	75,000,000	74,996,875

		274,993,514

Asset backed-miscellaneous—16.46%
Amsterdam Funding Corp.
0.230%, due 05/17/10	200,000,000	199,979,556

Atlantic Asset Securitization LLC
0.210%, due 05/06/10	100,000,000	99,997,083

0.220%, due 05/17/10	200,000,000	199,980,444

0.240%, due 05/21/10	83,140,000	83,128,915

Barton Capital LLC
0.210%, due 05/04/10	60,004,000	60,002,950

0.230%, due 05/04/10	85,013,000	85,011,371

0.230%, due 05/07/10	50,009,000	50,007,083

0.230%, due 05/10/10	50,010,000	50,007,124

0.230%, due 05/12/10	130,033,000	130,023,862

0.230%, due 05/17/10	30,454,000	30,450,887

0.230%, due 05/24/10	70,000,000	69,989,714

Bryant Park Funding LLC
0.230%, due 05/25/10	150,032,000	150,008,995

Chariot Funding LLC
0.220%, due 05/10/10	50,010,000	50,007,249

Enterprise Funding Co. LLC
0.220%, due 05/03/10	62,000,000	61,999,242

0.230%, due 05/18/10	79,453,000	79,444,371

0.230%, due 05/20/10	50,000,000	49,993,931

0.240%, due 05/27/10	50,000,000	49,991,333

Fairway Finance Co. LLC
0.250%, due 05/26/10	60,950,000	60,939,418

32

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(continued)
Jupiter Securitization Co. LLC
0.220%, due 05/10/10	$45,000,000	$44,997,525

Kitty Hawk Funding Corp.
0.200%, due 05/05/10	150,000,000	149,996,667

Liberty Street Funding LLC
0.210%, due 05/03/10	150,000,000	149,998,250

LMA Americas LLC
0.220%, due 05/10/10	71,700,000	71,696,057

0.250%, due 05/28/10	107,800,000	107,779,787

0.260%, due 06/22/10	100,000,000	99,962,444

Old Line Funding Corp.
0.220%, due 05/14/10	34,804,000	34,801,235

0.220%, due 06/18/10	100,244,000	100,214,595

Ranger Funding Co. LLC
0.210%, due 05/07/10	118,293,000	118,288,860

0.240%, due 05/24/10	50,000,000	49,992,333

0.250%, due 06/02/10	158,890,000	158,854,691

Regency Markets No. 1 LLC
0.230%, due 05/17/10	70,000,000	69,992,844

0.240%, due 05/20/10	100,000,000	99,987,333

Salisbury Receivables Co. LLC
0.220%, due 05/19/10	100,000,000	99,989,000

0.240%, due 06/03/10	100,000,000	99,978,000

Sheffield Receivables Corp.
0.300%, due 07/20/10	50,000,000	49,966,667

Thames Asset Global Securitization No. 1
0.240%, due 05/10/10	51,601,000	51,597,904

0.230%, due 05/17/10	49,160,000	49,154,975

Thunderbay Funding
0.220%, due 06/18/10	50,000,000	49,985,333

0.270%, due 07/14/10	50,000,000	49,972,250

Variable Funding Capital Corp.
0.210%, due 05/06/10	85,000,000	84,997,521

0.210%, due 05/12/10	50,000,000	49,996,792

0.200%, due 05/13/10	40,000,000	39,997,333

0.230%, due 05/20/10	145,000,000	144,982,399

0.240%, due 05/28/10	100,000,000	99,982,000

33

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Windmill Funding Corp.
0.230%, due 05/19/10	$30,000,000	$29,996,550

		3,718,122,873

Asset backed-securities—5.03%
Clipper Receivables Co. LLC
0.220%, due 05/07/10	177,581,000	177,574,489

0.250%, due 06/14/10	200,000,000	199,938,889

0.300%, due 07/20/10	100,000,000	99,933,333

Grampian Funding LLC
0.260%, due 05/04/10	50,000,000	49,998,917

0.260%, due 05/07/10	118,000,000	117,994,887

0.250%, due 05/13/10	176,000,000	175,985,333

0.260%, due 05/25/10	60,000,000	59,989,600

0.320%, due 06/18/10	60,000,000	59,974,400

0.290%, due 06/21/10	75,000,000	74,969,187

0.310%, due 07/13/10	120,000,000	119,924,567

		1,136,283,602

Banking-non-US—4.27%
Bank of Nova Scotia
0.190%, due 05/04/10	200,000,000	199,996,833

BPCE SA
0.250%, due 05/10/10	47,805,000	47,802,012

0.250%, due 05/26/10	130,000,000	129,977,430

Intesa Funding LLC
0.210%, due 05/03/10	200,000,000	199,997,667

0.240%, due 05/20/10	200,000,000	199,974,667

Westpac Securities NZ Ltd.
0.338%, due 05/21/10(1),(3)	60,000,000	60,000,000

0.300%, due 06/11/10	128,000,000	127,956,267

		965,704,876

Banking-US—17.63%
Barclays US Funding Corp.
0.200%, due 05/03/10	113,000,000	112,998,744

0.290%, due 06/25/10	240,000,000	239,893,667

CBA (Delaware) Finance, Inc.
0.300%, due 06/23/10	76,000,000	75,966,433

34

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Banking-US—(concluded)
Danske Corp.
0.220%, due 05/10/10	$200,000,000	$199,989,000

0.235%, due 05/19/10	150,000,000	149,982,375

Deutsche Bank Financial LLC
0.240%, due 05/20/10	250,000,000	249,968,333

0.300%, due 07/20/10	305,000,000	304,796,667

Dexia Delaware LLC
0.290%, due 05/03/10	300,000,000	299,995,167

0.290%, due 05/20/10	135,000,000	134,979,338

0.290%, due 05/24/10	200,000,000	199,962,944

Fortis Funding LLC
0.200%, due 05/04/10	100,000,000	99,998,333

0.210%, due 05/10/10	215,000,000	214,988,713

0.240%, due 05/20/10	250,000,000	249,968,333

ING (US) Funding LLC
0.200%, due 05/03/10	100,000,000	99,998,889

0.210%, due 05/05/10	100,000,000	99,997,667

0.250%, due 06/01/10	145,000,000	144,968,785

0.280%, due 07/13/10	175,000,000	174,900,639

JPMorgan Chase & Co.
0.240%, due 06/01/10	250,000,000	249,948,333

Nordea N.A., Inc.
0.210%, due 05/06/10	150,000,000	149,995,625

0.240%, due 06/01/10	190,000,000	189,960,733

Societe Generale N.A., Inc.
0.250%, due 05/17/10	240,000,000	239,973,333

Toronto-Dominion Holdings USA, Inc.
0.200%, due 05/10/10	100,000,000	99,995,000

		3,983,227,051

Brokerage—0.52%
RBS Holdings USA, Inc.
0.200%, due 05/03/10	118,000,000	117,998,689

Energy-integrated—0.44%
ENI Finance USA, Inc.
0.205%, due 05/12/10	100,000,000	99,993,736

35

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Commercial paper(2)—(concluded)

Finance-captive automotive—2.32%
Toyota Motor Credit Corp.
0.230%, due 05/05/10	$250,000,000	$249,993,611

0.270%, due 05/20/10	25,000,000	24,996,438

0.280%, due 05/26/10	250,000,000	249,951,389

		524,941,438

Finance-noncaptive diversified—2.66%
General Electric Capital Corp.
0.210%, due 05/03/10	100,000,000	99,998,833

0.200%, due 05/14/10	500,000,000	499,963,889

		599,962,722

Total commercial paper (cost—$11,421,228,501)		11,421,228,501

US master note—3.61%

Brokerage—3.61%
Banc of America Securities LLC
0.360%, due 05/03/10(1),(4) (cost—$816,000,000)	816,000,000	816,000,000

Short-term corporate obligations—3.26%

Banking-non-US—0.23%
Commonwealth Bank of Australia
0.344%, due 07/28/10(1),(3)	53,000,000	53,000,000

Finance-captive automotive—0.18%
Toyota Motor Credit Corp.
0.250%, due 05/10/10(1)	40,000,000	40,000,000

Supranationals—2.85%
European Bank for Reconstruction & Development
2.875%, due 08/27/10	60,000,000	60,494,687

International Bank for Reconstruction & Development
0.210%, due 05/17/10(2)	250,000,000	249,976,667

0.240%, due 06/28/10(2)	235,000,000	234,909,133

International Finance Corp.
0.700%, due 06/08/10	98,000,000	98,000,000

		643,380,487

Total short-term corporate obligations (cost—$736,380,487)		736,380,487

36

Prime Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—12.84%

Repurchase agreement dated 04/30/10 with Banc of America
Securities, 0.190% due 05/03/10, collateralized by
$609,392,100 US Treasury Notes, 2.625% to 3.250%
due 02/29/16 to 07/31/16; (value—$612,000,055);
proceeds: $600,009,500	$600,000,000	$600,000,000

Repurchase agreement dated 04/30/10 with Barclays Bank PLC,
0.190% due 05/03/10, collateralized by $65,473,000
Federal Home Loan Bank obligations, zero coupon to 5.000%
due 06/25/10 to 08/15/12, $348,600,000 Federal Home
Loan Mortgage Corp. obligations, zero coupon to 3.000%
due 06/09/10 to 03/16/15 and $198,000,000 Federal
National Mortgage Association obligations, 2.450% to
3.000% due 04/22/14 to 06/24/15; (value—$612,000,610);
proceeds: $600,009,500	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Deutsche Bank
Securities, Inc., 0.180% due 05/03/10, collateralized by
$608,500,000 Federal Home Loan Mortgage Corp.
obligations, 2.000% to 3.040% due 09/28/12 to 10/01/15;
(value—$612,000,843); proceeds: $600,009,000	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Goldman Sachs &
Co., 0.180% due 05/03/10, collateralized by $315,000,000
Federal Home Loan Mortgage Corp. obligations, zero coupon
due 08/03/10 to 08/24/10 and $295,539,000 Federal
National Mortgage Association obligations, zero coupon to
5.000% due 07/28/10 to 03/15/16; (value—$612,000,197);
proceeds: $600,009,000	600,000,000	600,000,000

Repurchase agreement dated 04/30/10 with Morgan Stanley &
Co., 0.180% due 05/03/10, collateralized by $91,370,000
Federal Farm Credit Bank obligations, 0.178% to 0.348% due
07/01/11 to 12/14/11 and $421,175,000 Federal Home Loan
Bank obligations, 0.700% to 6.375% due 06/23/11 to
10/26/29; (value—$510,643,086); proceeds: $500,007,500	500,000,000	500,000,000

Repurchase agreement dated 04/30/10 with State Street
Bank & Trust Co., 0.010% due 05/03/10, collateralized by
$1,020,000 US Treasury Bills, zero coupon due 07/08/10;
(value—$1,019,694); proceeds: $997,001	997,000	997,000

Total repurchase agreements (cost—$2,900,997,000)		2,900,997,000

Total investments (cost—$22,587,553,279 which approximates
cost for federal income tax purposes)—99.98%		22,587,553,279

Other assets in excess of liabilities—0.02%		4,315,795

Net assets—100.00%		$22,591,869,074

37

Prime Master Fund

Statement of net assets—April 30, 2010

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2010, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.50% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.61% of net assets, is considered liquid and restricted as of April 30, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(5)	cost	assets	Value	assets

Banc of America Securities LLC,
0.360%, 05/03/10	04/30/10	$816,000,000	3.61%	$816,000,000	3.61%

(5)	Acquisition date represents most recent interest rate reset date on variable rate securities.

Affiliated issuer activity
The table below details the Fund’s activity in an affiliated issuer for the year ended April 30, 2010. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/09	04/30/10	04/30/10	04/30/10	04/30/10

UBS Private Money Market
Fund LLC	$102,816,000	$367,633,500	$470,449,500	$—	$7,144

38

Prime Master Fund

Statement of net assets—April 30, 2010

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	79.1%

Japan	4.4

France	4.2

Italy	4.2

Australia	2.4

United Kingdom	1.9

Canada	1.1

Bahamas	1.0

Netherlands	0.9

Norway	0.4

Germany	0.2

Finland	0.2

Total	100.0%

Weighted average maturity—35 days

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,651,901,157	$—	$3,651,901,157

Time deposit	—	236,000,000	—	236,000,000

Certificates of deposit	—	2,825,046,134	—	2,825,046,134

Commercial paper	—	11,421,228,501	—	11,421,228,501

US master note	—	816,000,000	—	816,000,000

Short-term corporate obligations	—	736,380,487	—	736,380,487

Repurchase agreements	—	2,900,997,000	—	2,900,997,000

Total	$—	$22,587,553,279	$—	$22,587,553,279

39

Prime Master Fund

Statement of net assets—April 30, 2010

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Funding agreement

Beginning balance	$260,000,000

Net purchases/(sales)	(260,000,000)

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	$—

See accompanying notes to financial statements

40

Treasury Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

US government obligations—24.54%

US Treasury Bills
0.315%, due 08/26/10(1)	$100,000,000	$99,897,788

0.450%, due 08/26/10(1)	35,000,000	34,948,813

0.220%, due 09/09/10(1)	100,000,000	99,920,126

0.220%, due 09/09/10(1)	93,000,000	92,925,548

0.380%, due 10/21/10(1)	96,000,000	95,824,693

0.235%, due 10/28/10(1)	250,000,000	249,706,250

US Treasury Notes
4.500%, due 05/15/10	150,000,000	150,245,709

2.875%, due 06/30/10	100,000,000	100,369,449

2.750%, due 07/31/10	215,000,000	216,245,188

2.375%, due 08/31/10	142,000,000	142,918,961

2.000%, due 09/30/10	160,000,000	161,099,495

1.500%, due 10/31/10	30,000,000	30,158,536

0.875%, due 12/31/10	100,000,000	100,356,989

0.875%, due 01/31/11	50,000,000	50,187,761

0.875%, due 02/28/11	100,000,000	100,405,942

0.875%, due 03/31/11	75,000,000	75,279,824

Total US government obligations (cost—$1,800,491,072)		1,800,491,072

Repurchase agreements—75.37%

Repurchase agreement dated 04/30/10 with Banc of America
Securities LLC, 0.180% due 05/03/10, collateralized by
$135,991,600 US Treasury Bonds, 4.500% to 7.625% due
11/15/22 to 05/15/38, $174,215,700 US Treasury Bonds
Coupon Strips, zero coupon due 11/15/22 to 11/15/27,
$510,923,500 US Treasury Bonds Principal Strips, 4.250%
to 8.125% due 11/15/16 to 05/15/39, $504,412,827
US Treasury Bonds Strips, zero coupon due 05/15/11 to
08/15/33, $69,408,000 US Treasury Inflation Index Bonds,
2.125% to 3.625% due 04/15/28 to 02/15/40, $85,948,200
US Treasury Inflation Index Notes, 0.625% to 1.875% due
04/15/13 to 07/15/19 and $429,081,000 US Treasury Notes,
1.500% to 5.125% due 09/15/10 to 11/15/19;
(value—$1,428,000,000); proceeds: $1,400,021,000	1,400,000,000	1,400,000,000

41

Treasury Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/10 with Barclays
Bank PLC, 0.190% due 05/03/10, collateralized by
$414,201,600 US Treasury Bonds, 4.500% due 08/15/39
and $1,030,614,300 US Treasury Notes, 3.125% to 3.750%
due 11/15/18 to 05/15/19; (value—$1,428,000,077);
proceeds: $1,400,022,167	$1,400,000,000	$1,400,000,000

Repurchase agreement dated 04/30/10 with Deutsche Bank
Securities, Inc., 0.180% due 05/03/10, collateralized by
$1,822,020,700 US Treasury Bonds Principal Strips,
4.250% to 8.750% due 08/15/20 to 05/15/39,
$82,292,000 US Treasury Inflation Index Bonds, 2.375%
due 01/15/27 and $527,953,400 US Treasury Inflation
Index Notes, 1.375% to 3.375% due 01/15/12 to 07/15/18;
(value—$1,354,866,090); proceeds: $1,328,319,925	1,328,300,000	1,328,300,000

Repurchase agreement dated 04/30/10 with Morgan Stanley &
Co., 0.170% due 05/03/10, collateralized by $22,275,000
US Treasury Bonds Coupon Strips, zero coupon due 11/15/20
to 08/15/22, $1,550,030,900 US Treasury Bonds Principal
Strips, 3.500% to 8.750% due 08/15/19 to 08/15/39 and
$1,131,440,900 US Treasury Bonds Strips, zero coupon due
05/15/10 to 02/15/23 (value—$1,428,000,058);
proceeds: $1,400,019,833	1,400,000,000	1,400,000,000

Repurchase agreement dated 04/30/10 with State Street
Bank & Trust Co., 0.010% due 05/03/10, collateralized by
$280,000 US Treasury Bills, zero coupon due 07/08/10;
(value—$279,916); proceeds: $274,000	274,000	274,000

Total repurchase agreements (cost—$5,528,574,000)		5,528,574,000

Total investments (cost—$7,329,065,072 which approximates
cost for federal income tax purposes)—99.91%		7,329,065,072

Other assets in excess of liabilities—0.09%		6,459,746

Net assets—100.00%		$7,335,524,818

(1)	Interest rates shown are the discount rates at date of purchase.

42

Treasury Master Fund

Statement of net assets—April 30, 2010

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$1,800,491,072	$—	$1,800,491,072

Repurchase agreements	—	5,528,574,000	—	5,528,574,000

Total	$—	$7,329,065,072	$—	$7,329,065,072

Weighted average maturity—40 days

See accompanying notes to financial statements

43

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—89.45%

Alabama—0.70%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.300%, VRD	$5,725,000	$5,725,000

Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.280%, VRD	2,900,000	2,900,000

Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.290%, VRD	5,000,000	5,000,000

		13,625,000

Arizona—2.92%
AK-Chin Indian Community Revenue
0.330%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority Industrial
Development Revenue (Tucson Electric Power Co.),
Series 83C,
0.290%, VRD	30,500,000	30,500,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.250%, VRD	10,800,000	10,800,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.280%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.300%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District
Electric Systems Revenue (Barclays Capital Municipal
Trust Receipts, Series 9W),
0.310%, VRD(1),(2)	3,750,000	3,750,000

		56,350,000

California—4.30%
California Department of Water Resources Power Supply Revenue,
Series B-3,
0.240%, VRD	6,000,000	6,000,000

Series C-1,
0.300%, VRD	19,125,000	19,125,000

44

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)
California Infrastructure & Economic Development Bank Revenue
(Jewish Community Center),
Series A,
0.250%, VRD	$2,700,000	$2,700,000

California State Economic Recovery, Series C-5,
0.260%, VRD	3,775,000	3,775,000

Los Angeles Department of Water & Power Waterworks Revenue,
Subseries B-3,
0.250%, VRD	31,400,000	31,400,000

Metropolitan Water District Southern California Waterworks
Revenue Refunding, Series A-1,
0.300%, VRD	2,745,000	2,745,000

San Diego County Certificates of Participation (San Diego
Foundation),
0.300%, VRD	1,900,000	1,900,000

San Diego County Regional Transportation Commission Sales
Tax Revenue (Limited Tax),
Series C,
0.300%, VRD	15,435,000	15,435,000

		83,080,000

Colorado—1.66%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.350%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-9,
0.270%, VRD	1,800,000	1,800,000

Series C-6,
0.270%, VRD	5,400,000	5,400,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.240%, VRD	5,850,000	5,850,000

Series A2,
0.240%, VRD	3,100,000	3,100,000

Series A3,
0.240%, VRD	3,800,000	3,800,000

		32,025,000

45

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Connecticut—0.59%
Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.270%, VRD	$1,575,000	$1,575,000

Connecticut State (JP Morgan PUTTERs, Series 1170) (FGIC Insured),
0.400%, VRD(1),(2)	9,925,000	9,925,000

		11,500,000

District of Columbia—0.31%
District of Columbia Revenue (Pooled Loan Program),
Series A,
0.330%, VRD	5,980,000	5,980,000

Florida—3.93%
Gainesville Utilities System Revenue,
Series A,
0.260%, VRD	2,495,000	2,495,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.290%, VRD	9,550,000	9,550,000

Series C (NATL-RE Insured),
0.290%, VRD	5,040,000	5,040,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist),
Series D,
0.290%, VRD	11,710,000	11,710,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.330%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three D-1,
0.290%, VRD	4,870,000	4,870,000

Series Three D-2-A,
0.280%, VRD	10,685,000	10,685,000

JEA Water & Sewer Revenue System, Subseries B-1,
0.280%, VRD	15,265,000	15,265,000

Orange County School Board Certificates of Participation,
Series E,
0.290%, VRD	4,745,000	4,745,000

Orlando Utilities Commission Utility System Revenue,
0.300%, VRD	2,600,000	2,600,000

		75,935,000

46

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—2.58%
Forsyth County Water & Sewer Authority Revenue (JP Morgan
PUTTERs, Series 2253) (AGM Insured),
0.300%, VRD(1),(2)	$9,750,000	$9,750,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.320%, VRD	4,000,000	4,000,000

Monroe County Development Authority Pollution Control
Revenue (Oglethorpe Power Corp.),
Series B,
0.260%, VRD	4,000,000	4,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.300%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series B-2,
0.260%, VRD	8,300,000	8,300,000

Series C-3,
0.260%, VRD	1,700,000	1,700,000

Series C-4,
0.260%, VRD	7,900,000	7,900,000

Series C5,
0.260%, VRD	8,400,000	8,400,000

Thomasville Hospital Authority Revenue Anticipation Certificates
(John Archbold),
Series B,
0.300%, VRD	3,835,000	3,835,000

		49,885,000

Idaho—0.62%
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	12,000,000	12,041,242

Illinois—5.15%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.310%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.240%, VRD	13,300,000	13,300,000

47

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(continued)
Chicago (Neighborhoods Alive 21),
Series B,
0.250%, VRD	$8,900,000	$8,900,000

Chicago (Pre-refunded with REFCORP Strips and State and
Local Government Securities to 07/01/10 @ 101),
Series A (FGIC Insured)
6.750%, due 07/01/10	1,425,000	1,453,875

Chicago Refunding,
Series F,
0.240%, VRD	10,550,000	10,550,000

Chicago Sales Tax Revenue Refunding,
0.240%, VRD	3,600,000	3,600,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-3,
0.250%, VRD	5,800,000	5,800,000

Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.300%, VRD	11,700,000	11,700,000

Illinois Educational Facilities Authority Revenues (ACI/Cultural
Pooled Financing),
0.320%, VRD	14,680,000	14,680,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.300%, VRD	2,360,000	2,360,000

Illinois Finance Authority Revenue (Rehab Institute Chicago),
Series C,
0.270%, VRD	2,175,000	2,175,000

Illinois Health Facilities Authority Revenue (Revolving Pooled
Financing),
Series B,
0.250%, VRD	1,200,000	1,200,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.300%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority Revenue
(Two Rivers YMCA Project),
0.280%, VRD	4,830,000	4,830,000

48

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Quincy Revenue Refunding (Blessing Hospital),
0.250%, VRD	$6,600,000	$6,600,000

		99,648,875

Indiana—2.40%
Indiana Finance Authority Revenue (Ascension Health),
Series CR-E-4, (Mandatory Put 05/17/10 @ 100),
0.390%, due 05/17/10	8,000,000	8,000,000

Indiana Finance Authority Revenue (Ascension),
Series E5, (Mandatory Put 06/15/10 @ 100),
0.330%, due 06/15/10	4,090,000	4,090,000

Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.310%, VRD	4,440,000	4,440,000

Indianapolis Multi-Family Housing Revenue (Capital
Place-Covington) (FNMA Insured),
0.250%, VRD	10,600,000	10,600,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.300%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.340%, VRD	9,200,000	9,200,000

Purdue University Revenues (Student Fee),
Series X,
5.000%, due 07/01/10	1,585,000	1,596,610

		46,326,610

Iowa—0.15%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.280%, VRD	2,880,000	2,880,000

Kansas—0.78%
Kansas State Department of Transportation Highway Revenue,
Series A-1,
0.250%, VRD	10,000,000	10,000,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kansas—(concluded)
Lawrence Temporary Notes,
Series I,
2.000%, due 10/01/10	$5,120,000	$5,149,902

		15,149,902

Kentucky—2.01%
Breckinridge County Lease Program Revenue (Kentucky Association
Leasing Trust),
Series A,
0.250%, VRD	9,495,000	9,495,000

Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.250%, VRD	1,735,000	1,735,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
0.250%, VRD	10,075,000	10,075,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.250%, VRD	5,640,000	5,640,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.280%, VRD	4,880,000	4,880,000

		38,825,000

Maine—0.15%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.350%, VRD(1),(2)	2,980,000	2,980,000

Maryland—2.79%
Easton Revenue (William Hill Manor),
Series C,
0.300%, VRD	3,305,000	3,305,000

Maryland Health & Higher Educational Facilities Authority Revenue
(John Hopkins University),
Series B,
0.280%, VRD	21,665,000	21,665,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority Revenue
(Stevenson University),
0.310%, VRD	$8,910,000	$8,910,000

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.350%, VRD	12,915,000	12,915,000

Series A-7,
0.350%, VRD	7,100,000	7,100,000

		53,895,000

Massachusetts—6.73%
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Series A-1,
0.320%, VRD	8,000,000	8,000,000

Massachusetts Department of Transportation Metropolitan
Highway System Revenue (Contract Assistance),
Series A1,
0.280%, VRD	8,200,000	8,200,000

Series A5,
0.310%, VRD	10,000,000	10,000,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.260%, VRD	5,560,000	5,560,000

Series U-6E,
0.260%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.230%, VRD	4,250,000	4,250,000

Massachusetts Development Finance Agency Revenue Refunding
(Higher Education-Smith College),
0.230%, VRD	1,366,000	1,366,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.350%, VRD	13,500,000	13,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.300%, VRD(1),(2)	10,000,000	10,000,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue
(Henry Heywood),
Series C,
0.280%, VRD	$3,000,000	$3,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Museum of Fine Arts),
Series A1,
0.250%, VRD	9,500,000	9,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare Systems),
Series F3,
0.270%, VRD	4,100,000	4,100,000

Series I-1,
0.250%, VRD	2,000,000	2,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Pooled Loan Program),
Series N,
0.280%, VRD	9,170,000	9,170,000

Massachusetts Health & Educational Facilities Authority Revenue
(Williams College),
Series I,
0.230%, VRD	4,874,000	4,874,000

Series J,
0.300%, VRD	12,700,000	12,700,000

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.310%, VRD	4,000,000	4,000,000

Massachusetts Water Resources Authority Refunding (General),
Series A,
0.310%, VRD	6,290,000	6,290,000

		130,010,000

Michigan—1.21%
Green Lake Township Economic Development Corp. Revenue
Refunding (Interlochen Center Project),
0.250%, VRD	1,300,000	1,300,000

Michigan State Hospital Finance Authority Revenue (Ascension
Health Senior Credit Group),
Subseries F-5,
0.280%, VRD	10,700,000	10,700,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
Michigan State Notes,
Series A,
2.000%, due 09/30/10	$5,000,000	$5,030,477

University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.240%, VRD	1,500,000	1,500,000

University of Michigan University Revenues,
Series B,
0.260%, VRD	4,935,000	4,935,000

		23,465,477

Minnesota—0.74%
Arden Hills Housing & Health Care Facilities Revenue
(Presbyterian Homes),
Series B,
0.280%, VRD	2,000,000	2,000,000

Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.300%, VRD	1,485,000	1,485,000

Minnesota State 911 Revenue (Public Safety Commission),
2.000%, due 06/01/10	3,830,000	3,834,043

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series E, (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	7,000,000	7,000,000

		14,319,043

Mississippi—1.33%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.250%, VRD	10,000,000	10,000,000

Mississippi Development Bank Special Obligation (Jackson
County Industrial Water System),
0.250%, VRD	10,700,000	10,700,000

Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services),
Series 1,
0.270%, VRD	5,000,000	5,000,000

		25,700,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—2.74%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Baptist College),
0.280%, VRD	$3,900,000	$3,900,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.280%, VRD	4,530,000	4,530,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series B-2,
0.270%, VRD	9,200,000	9,200,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.270%, VRD	2,500,000	2,500,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (BJC Health Systems),
Series C,
0.250%, VRD	5,000,000	5,000,000

Missouri State Health & Educational Facilities Authority
Revenue (Ascension Health),
Series CR-C-5, (Mandatory Put 05/17/10 @ 100),
0.390%, due 05/17/10	12,500,000	12,500,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.280%, VRD	2,400,000	2,400,000

St. Louis Industrial Development Authority Cultural Facilities
Revenue (Art Museum Project),
Series B,
0.260%, VRD	5,150,000	5,150,000

University of Missouri Revenue (System Facilities),
Series A,
0.250%, VRD	2,725,000	2,725,000

Series B,
0.250%, VRD	5,100,000	5,100,000

		53,005,000

Montana—1.06%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.310%, VRD	17,500,000	17,500,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Montana—(concluded)
Montana Facility Finance Authority Revenue (Sisters of Charity
Health Systems),
0.270%, VRD	$2,900,000	$2,900,000

		20,400,000

Nebraska—0.51%
Lancaster County Hospital Authority No. 1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.280%, VRD	9,800,000	9,800,000

New Hampshire—0.54%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
Series A,
0.250%, VRD	10,400,000	10,400,000

New Jersey—1.09%
New Jersey Economic Development Authority School Revenue
(Facilities Construction),
Subseries R-1,
0.250%, VRD	21,000,000	21,000,000

New Mexico—0.28%
Albuquerque Educational Facilities Revenue
(Albuquerque Academy Project),
0.300%, VRD	3,315,000	3,315,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
0.260%, VRD	2,100,000	2,100,000

		5,415,000

New York—8.38%
Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	1,000,000	1,006,475

Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-2,
0.310%, VRD	5,900,000	5,900,000

New York City Capital Resources Corp. Revenue (Loan Enhanced
Assistance),
Series B-1,
0.300%, VRD	1,900,000	1,900,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.310%, VRD	$6,400,000	$6,400,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.310%, VRD(1),(2)	5,470,000	5,470,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.330%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A-2,
0.250%, VRD	2,100,000	2,100,000

Subseries B-3,
0.310%, VRD	1,100,000	1,100,000

New York City Transitional Finance Authority,
Subseries-2A,
0.240%, VRD	175,000	175,000

New York City Trust for Cultural Resources Revenue Refunding
(American Museum of Natural History),
Series B1,
0.250%, VRD	29,325,000	29,325,000

New York Dormitory Authority Revenues (Citigroup ROCS,
Series RR-II-R-11560),
0.310%, VRD(1),(2)	2,070,000	2,070,000

New York State Housing Finance Agency Revenue
(320 West 38th Street),
Series A,
0.280%, VRD	4,000,000	4,000,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.310%, VRD	7,100,000	7,100,000

New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.250%, VRD	1,200,000	1,200,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York State Housing Finance Agency Revenue (West 37th Street),
Series B,
0.320%, VRD	$9,400,000	$9,400,000

New York State Local Government Assistance Corp.,
Series G,
0.260%, VRD	800,000	800,000

New York State Urban Development Corp. Revenue Refunding
(Service Contract),
Series A-5,
0.250%, VRD	9,700,000	9,700,000

New York State Urban Development Corp. Revenue (State Facilities),
Series A3B,
0.300%, VRD	5,500,000	5,500,000

New York,
Subseries A-9,
0.250%, VRD	1,800,000	1,800,000

Subseries H-1,
0.240%, VRD	1,500,000	1,500,000

Subseries L-5,
0.250%, VRD	5,000,000	5,000,000

Suffolk County Tax Anticipation Notes,
2.000%, due 08/12/10	5,000,000	5,023,385

Tompkins County Industrial Development Agency Revenue Civic
Facilities (Cornell University),
Series B,
0.280%, VRD	5,500,000	5,500,000

Triborough Bridge & Tunnel Authority Revenues Bond
Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,082,582

		162,002,442

North Carolina—2.51%
Charlotte Water & Sewer System Revenue,
Series B,
0.300%, VRD	4,500,000	4,500,000

Guilford County,
Series B,
0.290%, VRD	1,855,000	1,855,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Mecklenburg County,
Series B,
0.300%, VRD	$10,770,000	$10,770,000

New Hanover County (School),
0.300%, VRD	2,835,000	2,835,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.300%, VRD	5,925,000	5,925,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.270%, VRD	11,000,000	11,000,000

Wake County,
Series B,
0.310%, VRD	11,700,000	11,700,000

		48,585,000

Ohio—1.77%
Columbus (Sanitation Sewer),
Series 1,
0.250%, VRD	2,820,000	2,820,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.300%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.250%, VRD	3,530,000	3,530,000

Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.),
Series A,
0.280%, VRD	6,000,000	6,000,000

Ohio Economic Development Revenue (YMCA Greater
Cincinnati Project),
0.270%, VRD	3,540,000	3,540,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.300%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.250%, VRD	5,665,000	5,665,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.250%, VRD	$6,135,000	$6,135,000

		34,185,000

Oklahoma—0.73%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.330%, VRD	14,100,000	14,100,000

Oregon—1.27%
Oregon (Veterans Welfare),
Series 83,
0.280%, VRD	15,225,000	15,225,000

Oregon Health Sciences University Revenue,
Series B-1,
0.270%, VRD	6,000,000	6,000,000

Series B-2,
0.270%, VRD	3,300,000	3,300,000

		24,525,000

Pennsylvania—3.87%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.260%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority University
Revenue Refunding (Carnegie Mellon University),
0.260%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center),
Series B-2,
0.270%, VRD	12,500,000	12,500,000

Butler County Hospital Authority Hospital Revenue (Butler
Health System Project),
Series A,
0.290%, VRD	4,500,000	4,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.280%, VRD	2,600,000	2,600,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Geisinger Authority Health System (Geisinger Health System),
Series B,
0.240%, VRD	$2,100,000	$2,100,000

0.260%, VRD	7,300,000	7,300,000

Series C,
0.240%, VRD	1,000,000	1,000,000

Montgomery County,
Series A,
0.260%, VRD	1,500,000	1,500,000

Pennsylvania Tax Anticipation Notes,
1.500%, due 06/30/10	20,000,000	20,039,537

Philadelphia School District Refunding,
Series C,
0.260%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.270%, VRD	2,500,000	2,500,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, VRD	6,000,000	6,097,680

		74,887,217

South Carolina—0.32%
South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series D,
0.300%, VRD	3,055,000	3,055,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.300%, VRD	3,150,000	3,150,000

		6,205,000

Tennessee—3.14%
Metropolitan Government of Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.260%, VRD	17,775,000	17,775,000

Series A-1,
0.260%, VRD	15,250,000	15,250,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.270%, VRD	$1,600,000	$1,600,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.300%, VRD	5,000,000	5,000,000

Shelby County Refunding,
Series C,
0.340%, VRD	20,980,000	20,980,000

		60,605,000

Texas—10.83%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.310%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.300%, VRD(1),(2)	7,750,000	7,750,000

Frisco Certificates of Obligation (Barclays Capital Municipal
Trust Receipts, Series 188) (AGM Insured),
0.310%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Series C-2,
0.240%, VRD	10,850,000	10,850,000

Harris County Health Facilities Development Corp. Hospital
Revenue (Baylor College of Medicine),
Series A1,
0.290%, VRD	6,450,000	6,450,000

Series A2,
0.250%, VRD	7,100,000	7,100,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.240%, VRD	24,700,000	24,700,000

Series A-2,
0.240%, VRD	6,000,000	6,000,000

Harris County Refunding (Toll Road Senior Lien),
Series B2, (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,029,910

61

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.250%, VRD	$3,000,000	$3,000,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.290%, VRD	9,000,000	9,000,000

Series B-4,
0.290%, VRD	11,750,000	11,750,000

Series B-6,
0.250%, VRD	18,300,000	18,300,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.280%, VRD	17,500,000	17,500,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.270%, VRD	4,200,000	4,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.350%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.300%, VRD	5,450,000	5,450,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.250%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.310%, VRD(1),(2)	6,205,000	6,205,000

Texas (JP Morgan PUTTERs, Series 3238),
0.300%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates, Series 2008-1053),
0.300%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.300%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	5,000,000	5,034,443

University of Texas Permanent University Fund System,
Series A,
0.220%, VRD	2,270,000	2,270,000

62

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	$11,025,000	$11,025,000

0.230%, VRD	7,270,000	7,270,000

Waco Educational Finance Corp. Revenue Refunding
(Baylor University),
Series A,
0.270%, VRD	2,200,000	2,200,000

		209,449,353

Vermont—1.38%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
0.500%, VRD	4,350,000	4,350,000

Series B
0.500%, VRD	5,300,000	5,300,000

Winooski Special Obligation Refunding,
Series A,
0.250%, VRD	17,000,000	17,000,000

		26,650,000

Virginia—2.02%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series B,
0.240%, VRD	1,600,000	1,600,000

Series D,
0.270%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A,
0.23%, VRD, Mandatory Put 5/05/10 @ 100	6,000,000	6,000,000

0.48%, VRD, Mandatory Put 5/13/11 @ 100	10,000,000	10,000,000

University of Virginia University Revenues (General),
Series A,
0.230%, VRD	9,290,000	9,290,000

Virginia University Health System Authority Revenue (General),
Series C,
0.290%, VRD	8,875,000	8,875,000

		39,090,000

63

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—4.73%
Central Puget Sound Regional Transportation Authority Sales &
Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.300%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.350%, VRD(1),(2)	14,150,000	14,150,000

King County (Multi Modal Ltd. Tax Sewer),
Series A,
0.270%, VRD	8,165,000	8,165,000

King County Sewer Revenue (Junior Lien),
Series A,
0.300%, VRD	19,380,000	19,380,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.310%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001 Electric
Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10	5,000,000	5,004,944

Series B,
2.000%, due 08/05/10	4,000,000	4,016,081

Washington (Citigroup ROCS, Series RR-II-R-11145) (AGM Insured),
0.310%, VRD(1),(2)	6,750,000	6,750,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-5,
0.290%, VRD	7,235,000	7,235,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments), (FNMA Insured),
0.300%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.290%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.270%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(AGM Insured),
0.310%, VRD(1),(2)	4,955,000	4,955,000

		91,381,025

64

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—0.94%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	$11,675,000	$11,703,277

Wisconsin Health & Educational Facilities Authority Revenue
(Aurora Health Care),
Series B,
0.290%, VRD	2,600,000	2,600,000

Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.280%, VRD	3,840,000	3,840,000

		18,143,277

Wyoming—0.29%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.280%, VRD	5,100,000	5,100,000

Series B,
0.320%, VRD	600,000	600,000

		5,700,000

Total municipal bonds and notes (cost—$1,729,149,463)		1,729,149,463

Tax-exempt commercial paper—11.31%

California—0.78%
Kaiser Permanente,
0.230%, due 05/06/10	15,000,000	15,000,000

Florida—1.29%
Florida Local Government,
0.300%, due 06/07/10	24,926,000	24,926,000

Illinois—0.10%
Illinois Educational Facilities Authority Revenue,
0.300%, due 08/02/10	2,000,000	2,000,000

Louisiana—0.78%
St. James Parish Pollution Control,
0.260%, due 05/10/10	15,000,000	15,000,000

Maryland—1.57%
Baltimore County,
0.250%, due 05/03/10	30,400,000	30,400,000

65

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Massachusetts—1.11%
Harvard University,
0.320%, due 06/01/10	$10,000,000	$10,000,000

Massachusetts Bay Transportation,
0.250%, due 05/06/10	6,500,000	6,500,000

State of Massachussets,
0.320%, due 05/11/10	5,000,000	5,000,000

		21,500,000

Michigan—0.60%
Trinity Health Credit Group,
0.180%, due 05/10/10	11,700,000	11,700,000

Minnesota—2.00%
Mayo Clinic,
0.230%, due 05/04/10	5,000,000	5,000,000

0.270%, due 05/20/10	6,000,000	6,000,000

0.300%, due 05/24/10	10,000,000	10,000,000

0.300%, due 06/01/10	17,600,000	17,600,000

		38,600,000

New York—0.25%
Columbia University,
0.300%, due 08/02/10	4,780,000	4,780,000

Ohio—0.52%
Cleveland Clinic,
0.270%, due 06/03/10	10,000,000	10,000,000

Tennessee—0.31%
Vanderbilt University,
0.400%, due 10/19/10	6,000,000	6,000,000

Texas—1.26%
Houston Combined Utility System,
0.230%, due 05/24/10	3,750,000	3,750,000

Methodist Hospital,
0.400%, due 06/15/10	12,000,000	12,000,000

San Antonio Electric & Gas,
0.270%, due 05/03/10	5,000,000	5,000,000

0.300%, due 05/03/10	3,700,000	3,700,000

		24,450,000

66

Tax-Free Master Fund

Statement of net assets—April 30, 2010

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Wyoming—0.74%
PacificCorp.,
0.230%, due 05/05/10	$2,000,000	$2,000,000

Sweetwater County,
0.230%, due 05/03/10	12,225,000	12,225,000

		14,225,000

Total tax-exempt commercial paper (cost—$218,581,000)		218,581,000

Total investments (cost—$1,947,730,463 which approximates cost for federal income tax purposes)—100.76%		1,947,730,463

Liabilities in excess of other assets—(0.76)%		(14,598,948)

Net assets—100.00%		1,933,131,515

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.23% of net assets as of April 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2010 and reset periodically.

67

Tax-Free Master Fund

Statement of net assets—April 30, 2010

The following is a summary of the fair valuations according to the inputs used as of April 30, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,729,149,463	$—	$1,729,149,463

Tax-exempt commercial paper	—	218,581,000	—	218,581,000

Total	$—	$1,947,730,463	$—	$1,947,730,463

Weighted average maturity—14 days

See accompanying notes to financial statements

68

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2009 to April 30, 2010.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

69

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

70

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.70	$0.45	0.09%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

Treasury Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.40	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2009	Ending account value April 30, 2010	Expenses paid during period(1) 11/01/09 to 04/30/10	Expense ratio during the period

Actual	$1,000.00	$1,000.80	$0.45	0.09%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

71

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	35 days	54 days	36 days

Net assets (bln)	$22.6	$19.6	$19.6

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Commercial paper	50.6%	51.3%	44.8%

US government and agency obligations	16.2	18.3	17.8

Repurchase agreements	12.8	12.9	12.0

Certificates of deposit	12.5	12.3	14.7

US master note	3.6	3.0	2.0

Short-term corporate obligations	3.3	1.8	5.5

Time deposit	1.0	1.4	1.2

Bank notes	—	—	1.4

Funding agreement	—	—	1.3

Money market funds	—	—	0.5

Other assets less liabilities	0.0 (3)	(1.0)	(1.2)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

72

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	40 days	54 days	37 days

Net assets (bln)	$7.3	$7.6	$10.7

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Repurchase agreements	75.4%	62.8%	44.7%

US government obligations	24.5	37.0	55.2

Other assets less liabilities	0.1	0.2	0.1

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

73

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/10	10/31/09	04/30/09

Weighted average maturity(1)	14 days	15 days	14 days

Net assets (bln)	$1.9	$2.1	$2.8

Portfolio composition(2)	04/30/10	10/31/09	04/30/09

Municipal bonds and notes	89.5%	93.4%	87.0%

Tax-exempt commercial paper	11.3	5.9	8.5

Money market funds	—	0.7	4.2

Other assets less liabilities	(0.8)	0.0 (3)	0.3

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the year ended
April 30, 2010

Prime Master Fund

Investment income:
Interest	$72,793,758

Affiliated securities lending income	7,144

72,800,902

Expenses:
Investment advisory and administration fees	20,801,121

Trustees’ fees	81,782

20,882,903

Less: Fee waivers by advisor	(616,491)

Net expenses	20,266,412

Net investment income	52,534,490

Net realized gain from investment activities	201,183

Net increase in net assets resulting from operations	$52,735,673

Treasury Master Fund

Investment income:
Interest	$18,807,232

Expenses:
Investment advisory and administration fees	8,449,510

Trustees’ fees	40,608

Net expenses	8,490,118

Net investment income	10,317,114

Net realized gain from investment activities	132,304

Net increase in net assets resulting from operations	$10,449,418

Tax-Free Master Fund

Investment income:
Interest	$6,676,416

Expenses:
Investment advisory and administration fees	2,227,379

Trustees’ fees	19,712

Interest expense	3,123

2,250,214

Less: Fee waivers by advisor	(54,628)

Net expenses	2,195,586

Net investment income	4,480,830

Net realized gain from investment activities	164,409

Net increase in net assets resulting from operations	$4,645,239

See accompanying notes to financial statements

75

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

	For the years ended April 30,

	2010	2009

Prime Master Fund

From operations:
Net investment income	$52,534,490	$291,333,214

Net realized gain (loss) from investment activities	201,183	(95,374)

Net increase in net assets resulting from operations	52,735,673	291,237,840

Net increase in net assets from beneficial interest transactions	2,931,246,583	5,368,548,119

Net increase in net assets	2,983,982,256	5,659,785,959

Net assets:
Beginning of year	19,607,886,818	13,948,100,859

End of year	$22,591,869,074	$19,607,886,818

Treasury Master Fund

From operations:
Net investment income	$10,317,114	$69,464,085

Net realized gain from investment activities	132,304	3,665

Net increase in net assets resulting from operations	10,449,418	69,467,750

Net increase (decrease) in net assets from beneficial interest transactions	(3,374,821,928)	3,919,045,621

Net increase (decrease) in net assets	(3,364,372,510)	3,988,513,371

Net assets:
Beginning of year	10,699,897,328	6,711,383,957

End of year	$7,335,524,818	$10,699,897,328

Tax-Free Master Fund

From operations:
Net investment income	$4,480,830	$45,352,482

Net realized gain from investment activities	164,409	187,651

Net increase in net assets resulting from operations	4,645,239	45,540,133

Net increase (decrease) in net assets from beneficial interest transactions	(841,553,891)	82,384,475

Net increase (decrease) in net assets	(836,908,652)	127,924,608

Net assets:
Beginning of year	2,770,040,167	2,642,115,559

End of year	$1,933,131,515	$2,770,040,167

See accompanying notes to financial statements

76

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the years ended April 30,				For the period
					August 28, 2007(1) to
	2010		2009		April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$22,591,869		$19,607,887		$13,948,101

Expenses to average net assets, before fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Net investment income to average net assets	0.25%		1.90%		4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$7,335,525		$10,699,897		$6,711,384

Expenses to average net assets, before fee waivers by advisor	0.10%		0.10	%(4)	0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10%		0.10	%(4)	0.10	%(2)

Net investment income to average net assets	0.12%		0.77%		2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,933,132		$2,770,040		$2,642,116

Expenses to average net assets, before fee waivers by advisor	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average net assets, net of fee waivers by advisor	0.10	%(4)	0.04%		0.00	%(2),(3)

Net investment income to average net assets	0.20%		1.42%		2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.
(4)	Waivers by advisor represent less than 0.005%.

See accompanying notes to financial statements

77

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal

78

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Master Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Master Funds’ financial statement disclosures.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Under certain circumstances, the Master Funds may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2010, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,843,607, $619,044 and $163,371, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses.

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At April 30, 2010, UBS Global AM owed $20,449, $9,162 and $4,359 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

From December 16, 2009, until January 31, 2010, UBS Global AM voluntarily waived 0.02% of its investment advisory and administration fee for Prime Master Fund and Tax-Free Master Fund. As a result, the total ordinary annual operating expenses were reduced to 0.08% from December 16, 2009, until January 31, 2010, at which time the waiver of the management fees was reduced 0.01% per week over two weeks so that such waiver completely expired by the third week of February 2010. For the year ended April 30, 2010, UBS Global AM voluntarily waived $616,491 and $54,628 for Prime Master Fund and Tax-Free Master Fund, respectively.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2010, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$113,176,244,945

Treasury Master Fund	289,616,627,498

Tax-Free Master Fund	1,419,784,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds, lending agent. At April 30, 2010, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 1.00%. For the year ended April 30, 2010, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $7,878,223 for 16 days with a related weighted average annualized interest rate of 0.892%, which resulted in $3,123 of interest expense payable by UBS Global AM.

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Other liabilities
At April 30, 2010, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Tax-Free Master Fund	$16,097,680

* Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the years ended April 30,

Prime Master Fund	2010	2009

Contributions	$42,776,750,451	$33,455,610,806

Withdrawals	(39,845,503,868)	(28,087,062,687)

Net increase in beneficial interest	$2,931,246,583	$5,368,548,119

	For the years ended April 30,

Treasury Master Fund	2010	2009

Contributions	$10,240,126,831	$19,523,208,625

Withdrawals	(13,614,948,759)	(15,604,163,004)

Net increase (decrease) in beneficial interest	$(3,374,821,928)	$3,919,045,621

	For the years ended April 30,

Tax-Free Master Fund	2010	2009

Contributions	$2,552,766,939	$4,111,522,730

Withdrawals	(3,394,320,830)	(4,029,138,255)

Net increase (decrease) in beneficial interest	$(841,553,891)	$82,384,475

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 29, 2010

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg;†† 68 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

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UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

89

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 75 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 69 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 63 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since April 2007. He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

90

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

Mr. Burt is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc. and The New Germany Fund, Inc.

91

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Bernard H. Garil; 70 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 50 255 E.49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

92

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Garil is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 16 investment companies (consisting of 48 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

93

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

94

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark E. Carver*; 46	President	Since May 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

95

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Thomas Disbrow*; 44	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 45	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is a director (since March 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

96

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Elbridge T. Gerry III*; 53	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Erin O. Houston*; 33	Vice President	Since 2009	Ms. Houston is an associate director (since October 2009) and portfolio manager (since October 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of 5 investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

97

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 52	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global Asset Management—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004, assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemper is vice president and secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 42	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

98

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Tammie Lee*; 39	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since March 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Ms. Lee is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 40	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

99

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 48	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Ryan Nugent*; 32	Vice President	Since 2009	Mr. Nugent is a director (since March 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds since February 2002. Mr. Nugent is a vice president of four investment companies (consisting of 18 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

100

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Nancy Osborn*; 44	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 36	Vice President	Since 2001	Mr. Sabatino is a managing director (since March 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

101

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Eric Sanders*; 44	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

102

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 53	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

103

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (concluded)
		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 48	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

104

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin Houston
Vice President

Administrator (and Manager for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3.   Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

(a)

Audit Fees:
For the fiscal years ended April 30, 2010 and April 30, 2009, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $241,900 and $241,900, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)

Audit-Related Fees:
In each of the fiscal years ended April 30, 2010 and April 30, 2009, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $38,478 and $35,684, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2009 and 2008 semiannual financial statements and (2) review of the consolidated 2008 and 2007 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2010 and April 30, 2009, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $114,040 and $66,260, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)

All Other Fees:
In each of the fiscal years ended April 30, 2010 and April 30, 2009, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through August 2009)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall: . . .

2.	Pre-approve (a) all audit and permissible non-audit services1 to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2010 and April 30, 2009 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended April 30, 2010, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)	For the fiscal years ended April 30, 2010 and April 30, 2009, the aggregate fees billed by E&Y of $1,627,184 and $2,142,867, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

		2010	2009
	Covered Services	$152,518	$101,944
	Non-Covered Services	1,474,666	2,040,923

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.   Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.   Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2010